UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 31.0%
Automotive – 0.9%
Ford Motor Credit Co. LLC
$2,175,000	5.875%		08/02/21	$2,429,060
General Motors Financial Co., Inc.
1,050,000	3.500		07/10/19	1,053,434

				3,482,494

Banks – 7.4%
American Express Co.(a)(b)
1,200,000	6.800		09/01/66	1,206,000
Banco Bilbao Vizcaya Argentaria SA
1,175,000	3.000		10/20/20	1,167,140
Banco Nacional de Costa Rica(c)
260,000	6.250		11/01/23	249,600
Bank of America Corp.
625,000	4.125		01/22/24	645,303
575,000	4.000		04/01/24	588,142
Barclays Bank PLC
425,000	2.500		02/20/19	428,187
BNP Paribas SA(c)
600,000	4.375		09/28/25	587,593
Citigroup, Inc.(a)(b)
775,000	6.125		11/15/49	788,563
Compass Bank
275,000	1.850	(a)	09/29/17	272,046
475,000	5.500		04/01/20	506,030
Credit Suisse AG(c)
250,000	6.500		08/08/23	269,375
Credit Suisse Group AG(a)(b)(c)
600,000	7.500		12/18/49	628,500
Credit Suisse Group Funding Guernsey Ltd.(c)
775,000	3.750		03/26/25	751,051
Discover Financial Services(a)
900,000	3.750		03/04/25	864,364
HSBC Holdings PLC(a)(b)
725,000	6.375		03/30/49	724,094
ING Bank NV(a)(b)
700,000	4.125		11/21/23	712,958
ING Groep NV(a)(b)
475,000	6.000		04/16/49	474,406
Intesa Sanpaolo SpA
675,000	2.375		01/13/17	676,664
950,000	3.875		01/16/18	976,324
1,025,000	5.017	(c)	06/26/24	1,001,650
375,000	7.700	(a)(b)(c)	09/17/49	383,268
JPMorgan Chase & Co.(a)(b)
1,075,000	5.300		05/01/49	1,070,969
LBG Capital No.1 PLC(a)(b)(c)
525,000	8.000		06/15/49	546,000
Lloyds Bank PLC
350,000	2.300		11/27/18	351,228
1,875,000	2.350		09/05/19	1,874,935
Macquarie Bank Ltd.(c)
400,000	6.625		04/07/21	448,112
Mitsubishi UFJ Trust & Banking Corp.(c)
1,200,000	2.650		10/19/20	1,198,762
Nationwide Building Society(c)
900,000	3.900		07/21/25	928,344
PNC Preferred Funding Trust II(a)(b)(c)
800,000	1.735		03/29/49	716,000
Royal Bank of Scotland Group PLC(a)(b)
500,000	7.500		08/10/49	520,182
275,000	8.000		08/10/49	290,125

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Bank NA
$325,000	2.000	%(a)	01/12/18	$ 322,282
400,000	8.750		05/30/18	451,413
Santander Holdings USA, Inc.(a)
275,000	4.500		07/17/25	279,697
Santander Issuances SAU
800,000	5.179		11/19/25	785,007
Santander UK Group Holdings PLC
950,000	2.875		10/16/20	944,689
775,000	4.750	(c)	09/15/25	765,196
Sumitomo Mitsui Financial Group, Inc.(c)
975,000	4.436		04/02/24	1,001,675
Synchrony Financial(a)
1,675,000	3.000		08/15/19	1,672,083
UBS Group Funding Jersey Ltd.(c)
1,275,000	4.125		09/24/25	1,273,678

				29,341,635

Brokerage – 0.8%
Morgan Stanley, Inc.
325,000	3.875		04/29/24	330,767
1,875,000	3.700		10/23/24	1,882,545
175,000	4.000		07/23/25	179,965
750,000	5.550	(a)(b)	07/15/49	744,375

				3,137,652

Building Materials(a)(c) – 0.1%
HD Supply, Inc.
300,000	5.250		12/15/21	306,000

Chemicals(a) – 0.5%
Ashland, Inc.
575,000	4.750		08/15/22	560,625
Eastman Chemical Co.
675,000	3.800		03/15/25	653,242
LyondellBasell Industries NV
300,000	5.000		04/15/19	319,094
Solvay Finance America LLC(c)
575,000	3.400		12/03/20	570,379

				2,103,340

Consumer Cyclical Services - Business(a) – 0.3%
Visa, Inc.
1,175,000	3.150		12/14/25	1,179,349

Consumer Products(a) – 0.1%
Sally Holdings LLC/Sally Capital, Inc.
450,000	5.625		12/01/25	459,000
Spectrum Brands, Inc.
100,000	6.625		11/15/22	105,375

				564,375

Diversified Financial Services(c) – 0.1%
GE Capital International Funding Co.
551,000	4.418		11/15/35	563,291

Electric(a) – 0.3%
Consumers Energy Co.
850,000	3.950		05/15/43	822,308
Puget Sound Energy, Inc.(b)
250,000	6.974		06/01/67	203,125

				1,025,433

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – 1.7%
Anadarko Petroleum Corp.
$680,000	3.450	%(a)(d)	07/15/24	$ 599,821
275,000	6.450		09/15/36	262,302
Antero Resources Corp.(a)(c)
475,000	5.625		06/01/23	368,125
Apache Corp.(a)
100,000	3.250		04/15/22	95,082
650,000	4.250		01/15/44	525,027
Brazil Minas SPE via State of Minas Gerais
420,000	5.333		02/15/28	316,050
Chesapeake Energy Corp.(a)(c)
241,000	8.000		12/15/22	116,885
Cimarex Energy Co.(a)
150,000	4.375		06/01/24	134,250
ConocoPhillips Co.(a)
580,000	3.350		11/15/24	532,603
400,000	4.150		11/15/34	340,413
Devon Energy Corp.(a)
650,000	3.250		05/15/22	565,058
200,000	5.600		07/15/41	156,679
Halliburton Co.(a)
525,000	3.375		11/15/22	516,716
525,000	3.800		11/15/25	513,313
Laredo Petroleum, Inc.(a)
150,000	6.250		03/15/23	129,000
Petroleos de Venezuela SA
120,000	9.000		11/17/21	48,600
470,000	6.000		05/16/24	174,018
230,000	6.000		11/15/26	84,813
90,000	5.375		04/12/27	32,850
20,000	5.500		04/12/37	7,250
Pioneer Natural Resources Co.(a)
525,000	3.450		01/15/21	486,878
Valero Energy Corp.
650,000	3.650		03/15/25	612,184

				6,617,917

Food & Beverage – 0.7%
Kraft Heinz Foods Co.(a)(c)
525,000	2.800		07/02/20	521,690
775,000	3.950		07/15/25	781,883
McDonald’s Corp.(a)
75,000	3.700		01/30/26	75,146
SABMiller Holdings, Inc.(c)
675,000	4.950		01/15/42	685,589
Suntory Holdings Ltd.(c)
550,000	2.550		09/29/19	547,067

				2,611,375

Food & Drug Retailers(a) – 0.8%
CVS Health Corp.
425,000	3.500		07/20/22	431,922
1,525,000	3.375		08/12/24	1,508,019
Walgreens Boots Alliance, Inc.
475,000	2.700		11/18/19	469,798
375,000	4.800		11/18/44	341,235
Whole Foods Market, Inc.(c)
375,000	5.200		12/03/25	375,685

				3,126,659

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 0.1%
MGM Resorts International
$475,000	6.750%		10/01/20	$ 488,063

Health Care – Services – 0.6%
CHS/Community Health Systems, Inc.(a)
100,000	8.000		11/15/19	100,250
McKesson Corp.(a)
650,000	2.700		12/15/22	621,021
UnitedHealth Group, Inc.
450,000	4.625		07/15/35	467,978
925,000	4.750		07/15/45	971,913

				2,161,162

Health Care Products – 0.2%
Becton Dickinson & Co.
475,000	2.675		12/15/19	476,318
Thermo Fisher Scientific, Inc.(a)
350,000	3.650		12/15/25	349,248

				825,566

Home Construction – 0.2%
MDC Holdings, Inc.
500,000	5.625		02/01/20	516,027
200,000	5.500	(a)	01/15/24	203,699
300,000	6.000	(a)	01/15/43	237,303

				957,029

Life Insurance(c) – 0.8%
Meiji Yasuda Life Insurance Co.(a)(b)
550,000	5.200		10/20/45	565,125
Reliance Standard Life Global Funding II
675,000	2.500		01/15/20	668,632
Teachers Insurance & Annuity Association of America
870,000	4.900		09/15/44	878,775
The Northwestern Mutual Life Insurance Co.
800,000	6.063		03/30/40	961,194

				3,073,726

Media - Cable – 1.0%
CCO Safari II LLC(a)(c)
150,000	3.579		07/23/20	149,239
925,000	4.908		07/23/25	920,253
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(a)
400,000	4.450		04/01/24	410,128
525,000	3.950		01/15/25	518,483
Numericable - SFR SAS(a)(c)
1,000,000	6.000		05/15/22	965,000
Time Warner Cable, Inc.
225,000	5.000		02/01/20	237,727
Videotron Ltd.
825,000	5.000		07/15/22	822,937

				4,023,767

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 1.1%
21st Century Fox America, Inc.
	$1,125,000	4.000%		10/01/23	$ 1,158,553
NBCUniversal Media LLC
	750,000	4.375		04/01/21	811,061
	1,525,000	4.450		01/15/43	1,506,056
Nielsen Finance LLC/Nielsen Finance Co.(a)
	525,000	4.500		10/01/20	533,531
Time Warner, Inc.(a)
	375,000	3.875		01/15/26	370,636

					4,379,837

Metals & Mining – 0.3%
Freeport-McMoRan, Inc.(a)
	475,000	5.400		11/14/34	247,000
Glencore Finance Canada Ltd.(c)
	880,000	2.700		10/25/17	805,200
Glencore Funding LLC(c)
	175,000	2.500		01/15/19	146,125

					1,198,325

Noncaptive - Financial – 0.8%
Capital One Financial Corp.(a)
	900,000	4.200		10/29/25	887,435
GE Capital Trust I(a)(b)
	458,000	6.375		11/15/67	478,610
General Electric Capital Corp.
MXN	2,000,000	8.500		04/06/18	125,330
	$200,000	6.150		08/07/37	252,364
	172,000	5.875		01/14/38	210,884
International Lease Finance Corp.(c)
	200,000	6.750		09/01/16	205,500
	575,000	7.125		09/01/18	630,344
Roper Technologies, Inc.(a)
	475,000	3.000		12/15/20	473,895

					3,264,362

Packaging(a) – 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	575,000	5.750		10/15/20	582,187

Paper(a)(c) – 0.2%
Sappi Papier Holding GmbH
	550,000	7.750		07/15/17	567,875

Pharmaceuticals – 2.2%
AbbVie, Inc.(a)
	1,250,000	2.500		05/14/20	1,233,616
	450,000	3.200		11/06/22	444,367
Actavis Funding SCS
	1,125,000	2.350		03/12/18	1,126,315
	275,000	3.450	(a)	03/15/22	275,503
	595,000	3.800	(a)	03/15/25	592,427
	550,000	4.850	(a)	06/15/44	544,122
Bayer US Finance LLC(c)
	1,025,000	3.000		10/08/21	1,033,653
EMD Finance LLC(a)(c)
	1,500,000	2.950		03/19/22	1,447,276
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.(a)(c)
	500,000	6.000		07/15/23	497,500
Forest Laboratories LLC(a)(c)
	1,050,000	4.375		02/01/19	1,099,955
Forest Laboratories, Inc.(a)(c)
	425,000	5.000		12/15/21	461,807

					8,756,541

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 0.8%
Enbridge, Inc.(a)
$325,000	3.500%		06/10/24	$ 271,296
Energy Transfer Partners LP(a)
70,000	3.600		02/01/23	58,001
100,000	4.750		01/15/26	85,742
Enterprise Products Operating LLC(a)(b)
775,000	8.375		08/01/66	693,625
375,000	7.034		01/15/68	378,750
Kinder Morgan, Inc.
500	7.750		01/15/32	471
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	173,034
TransCanada PipeLines Ltd.(a)(b)
375,000	6.350		05/15/67	281,250
Western Gas Partners LP(a)
525,000	3.950		06/01/25	442,479
Williams Partners LP(a)
475,000	3.600		03/15/22	376,549
600,000	3.900		01/15/25	449,384

				3,210,581

Property/Casualty Insurance(a) – 0.6%
ACE INA Holdings, Inc.
200,000	2.875		11/03/22	198,386
200,000	3.350		05/03/26	199,203
Allied World Assurance Co. Holdings Ltd.
650,000	4.350		10/29/25	637,449
American International Group, Inc.
800,000	3.750		07/10/25	792,050
The Chubb Corp.(b)
500,000	6.375		03/29/67	475,000

				2,302,088

Real Estate Investment Trust – 1.8%
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	778,751
ARC Properties Operating Partnership LP(a)
575,000	3.000		02/06/19	551,236
CBRE Services, Inc.(a)
500,000	5.250		03/15/25	506,875
DDR Corp.
755,000	7.500		04/01/17	804,206
Education Realty Operating Partnership LP(a)
750,000	4.600		12/01/24	740,495
HCP, Inc.
525,000	6.000		01/30/17	548,007
800,000	4.250	(a)	11/15/23	798,606
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	394,331
Select Income REIT(a)
125,000	2.850		02/01/18	124,761
225,000	3.600		02/01/20	226,246
325,000	4.150		02/01/22	313,359
Senior Housing Properties Trust(a)
300,000	3.250		05/01/19	298,579
Trust F/1401(c)
300,000	5.250		12/15/24	297,750
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
900,000	3.750		09/17/24	894,974

				7,278,176

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers(a) – 0.5%
Amazon.com, Inc.
$1,650,000	3.300%		12/05/21	$ 1,689,158
Dollar Tree, Inc.(c)
50,000	5.250		03/01/20	51,937
150,000	5.750		03/01/23	155,625

				1,896,720

Schools – 0.1%
Rensselaer Polytechnic Institute
350,000	5.600		09/01/20	391,564

Technology – 1.4%
Fidelity National Information Services, Inc.(a)
1,000,000	3.625		10/15/20	1,011,843
Fiserv, Inc.(a)
675,000	2.700		06/01/20	668,036
Hewlett Packard Enterprise Co.(a)(c)
600,000	4.900		10/15/25	588,723
Intel Corp.(a)
1,125,000	3.700		07/29/25	1,164,027
Microsoft Corp.(a)
800,000	3.125		11/03/25	804,577
Oracle Corp.(a)
775,000	2.500		05/15/22	758,571
QUALCOMM, Inc.
200,000	3.000		05/20/22	196,724
Tech Data Corp.
400,000	3.750		09/21/17	406,116

				5,598,617

Tobacco – 1.2%
BAT International Finance PLC(c)
1,450,000	3.950		06/15/25	1,491,670
Reynolds American, Inc.(a)
3,150,000	4.450		06/12/25	3,296,355

				4,788,025

Transportation(c) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
500,000	2.875		07/17/18	503,147
750,000	3.050	(a)	01/09/20	743,792
525,000	3.375	(a)	02/01/22	509,768

				1,756,707

Wireless Telecommunications – 0.5%
American Tower Corp.
300,000	3.400		02/15/19	305,785
Crown Castle International Corp.
575,000	5.250		01/15/23	604,469
Digicel Ltd.(a)(c)
800,000	6.750		03/01/23	666,000
Sprint Communications, Inc.(c)
550,000	7.000		03/01/20	552,750

				2,129,004

Wirelines Telecommunications – 2.2%
AT&T, Inc.(a)
800,000	3.400		05/15/25	765,444
Frontier Communications Corp.(a)(c)
750,000	8.875		09/15/20	758,437
Telefonica Emisiones SAU
600,000	5.134		04/27/20	654,045
150,000	5.462		02/16/21	167,791

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Verizon Communications, Inc.
	$275,000	2.625%	02/21/20	$ 275,795
	1,500,000	4.500	09/15/20	1,608,177
	2,100,000	5.150	09/15/23	2,301,581
	2,200,000	4.150 (a)	03/15/24	2,265,269

				8,796,539

TOTAL CORPORATE OBLIGATIONS (Cost $125,739,500)				$122,485,981

Mortgage-Backed Obligations – 36.2%
Adjustable Rate Non-Agency(b) – 1.0%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	849,711	0.287%	09/20/66	$ 900,236
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
	553,424	0.167	09/20/66	583,654
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)
	1,176,476	2.750	04/20/20	1,265,750
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	$561,250	0.562	07/25/47	452,380
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1
GBP	148,789	0.989	09/13/45	203,226
Granite Mortgages PLC Series 2003-3, Class 3A
	12,651	0.962	01/20/44	18,648
Lehman XS Trust Series 2007-4N, Class 1A1
	$65,683	0.552	03/25/47	64,647
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	307,124	1.443	12/25/46	234,447
Quadrivio Finance Series 2011-1, Class A1
EUR	210,752	0.481	07/25/60	227,877

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 3,950,865

Collateralized Mortgage Obligations – 4.7%
Inverse Floaters(b) – 0.9%
FHLMC REMIC Series 4320, Class SD
	$517,999	5.770%	07/15/39	$ 83,947
FHLMC REMIC Series 4431, Class ST
	938,862	5.770	01/15/45	207,085
FNMA REMIC Series 2010-126, Class LS
	1,258,740	4.756	11/25/40	243,122
FNMA REMIC Series 2013-121, Class SA
	1,088,554	5.678	12/25/43	179,449
FNMA REMIC Series 2013-96, Class SW
	511,998	5.678	09/25/43	82,691
FNMA REMIC Series 2014-87, Class MS
	1,663,432	5.828	01/25/45	283,508
FNMA REMIC Series 2015-79, Class SA
	952,789	5.828	11/25/45	147,852
FNMA REMIC Series 2015-81, Class SA
	3,542,517	5.278	11/25/45	496,498
FNMA REMIC Series 2015-82, Class MS
	1,081,120	5.278	11/25/45	164,596
FNMA REMIC Series 2015-86, Class BS
	482,538	5.278	11/25/45	72,231
GNMA REMIC Series 2010-20, Class SE
	477,448	5.848	02/20/40	81,582

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
GNMA REMIC Series 2010-31, Class SA
$766,404	5.348%	03/20/40	$ 117,410
GNMA REMIC Series 2012-149, Class MS
217,780	5.848	12/20/42	36,889
GNMA REMIC Series 2013-113, Class SD
709,092	6.356	08/16/43	135,008
GNMA REMIC Series 2013-134, Class DS
275,010	5.698	09/20/43	44,698
GNMA REMIC Series 2013-152, Class SG
893,040	5.748	06/20/43	146,851
GNMA REMIC Series 2013-167, Class SG
423,643	5.748	11/20/43	67,825
GNMA REMIC Series 2013-181, Class SA
1,146,617	5.698	11/20/43	183,085
GNMA REMIC Series 2014-133, Class BS
709,113	5.198	09/20/44	102,288
GNMA REMIC Series 2014-41, Class SA
300,590	5.698	03/20/44	50,965
GNMA REMIC Series 2015-110, Class MS
2,358,816	5.308	08/20/45	379,574
GNMA REMIC Series 2015-126, Class HS
483,800	5.798	09/20/45	88,804
GNMA REMIC Series 2015-167, Class AS
974,508	5.848	11/20/45	146,792
GNMA REMIC Series 2015-168, Class SD
489,565	5.798	11/20/45	74,866

			3,617,616

Planned Amortization Class – 0.0%
FNMA REMIC Series 2005-70, Class PA
116,412	5.500	08/25/35	128,832

Sequential Fixed Rate – 1.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
1,500,000	4.317	11/25/19	1,623,090
FHLMC Multifamily Structured Pass-Through Certificates Series K026, Class A2
2,000,000	2.510	11/25/22	1,992,259
FHLMC Multifamily Structured Pass-Through Certificates Series K044, Class A2
1,700,000	2.811	01/25/25	1,683,684
FNMA REMIC Series 2011-52, Class GB
969,923	5.000	06/25/41	1,060,890
FNMA REMIC Series 2012-111, Class B
91,101	7.000	10/25/42	103,488
FNMA REMIC Series 2012-153, Class B
232,073	7.000	07/25/42	269,284
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	625,453

			7,358,148

Sequential Floating Rate(b) – 1.9%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
225,000	5.800	04/10/49	232,116
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,356,572	5.989	12/10/49	2,457,768
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
1,741,020	0.471	11/25/36	1,044,083
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
1,200,000	3.060	07/25/23	1,226,996
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
600,000	3.034	10/25/20	620,319

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
$260,000	3.521%	10/25/27	$ 246,456
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3
300,000	4.021	03/25/25	287,214
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
79,812	1.421	07/25/24	79,395
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1
31,212	1.721	02/25/25	31,201
FNMA REMIC Series 2011-63, Class FG
244,823	0.872	07/25/41	246,219
FREMF Mortgage Trust Series 2014-K40, Class C(c)
600,000	4.208	11/25/47	530,757
FREMF Mortgage Trust Series 2014-K41, Class B(c)
400,000	3.961	11/25/47	362,115
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	50,975
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	50,477

			7,466,091

			$ 18,570,687

Federal Agencies – 30.5%
Adjustable Rate FHLMC(b) – 0.0%
$81,020	2.530%	09/01/35	$ 85,604

FHLMC – 2.8%
10,771	5.000	05/01/18	11,217
285,039	6.000	08/01/27	320,013
31,640	2.500	10/01/29	32,023
394,262	2.500	01/01/30	398,605
530,259	2.500	02/01/30	536,100
27,809	5.000	08/01/33	30,502
5,336	5.000	09/01/33	5,852
7,520	5.000	10/01/33	8,249
4,435	6.000	12/01/33	5,069
6,682	5.000	11/01/34	7,324
381,259	5.000	12/01/34	417,938
10,875	5.000	07/01/35	11,921
3,658	5.000	11/01/35	4,012
65,938	6.500	08/01/37	76,269
170,287	6.500	10/01/37	197,888
22,229	6.500	09/01/38	25,340
300,832	6.000	01/01/39	338,795
292,858	7.000	02/01/39	339,207
91,827	5.000	03/01/39	100,272
23,345	5.000	05/01/39	25,492
44,728	5.000	04/01/40	49,140
8,746	5.000	08/01/40	9,573
1,173,965	5.500	08/01/40	1,296,843
6,808	5.000	04/01/41	7,481
7,708	5.000	06/01/41	8,449
6,483,137	3.500	04/01/43	6,683,456

			10,947,030

FNMA – 11.5%
722,752	2.800	03/01/18	736,881
1,600,000	4.506	06/01/19	1,669,613
45,496	6.000	06/01/21	49,010
49,746	5.000	08/01/23	53,979
25,987	5.500	09/01/23	28,230
15,744	5.500	10/01/23	17,177
109,334	5.000	02/01/24	117,663

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$448,057	5.500%	05/01/25	$ 466,925
72,827	6.000	12/01/32	83,289
1,451	5.500	03/01/33	1,626
126,986	5.500	04/01/33	143,229
249	6.000	05/01/33	284
3,808	5.000	08/01/33	4,189
941	5.500	09/01/33	1,055
32,363	5.500	12/01/33	36,277
217	6.000	12/01/33	247
1,354	5.500	02/01/34	1,518
14,705	6.000	02/01/34	16,818
2,607	5.500	03/01/34	2,924
226	5.500	04/01/34	255
6,324	5.500	09/01/34	7,072
2,208	5.500	10/01/34	2,487
8,370	5.500	12/01/34	9,427
45,916	5.000	04/01/35	50,996
164	6.000	04/01/35	186
6,541	5.500	05/01/35	7,326
2,457	5.500	07/01/35	2,757
553,204	6.000	07/01/35	626,139
1,524	5.500	09/01/35	1,722
135,159	6.000	09/01/35	152,979
5,497	6.000	03/01/36	6,250
8,408	6.000	04/01/36	9,558
108	5.500	02/01/37	122
203	5.500	04/01/37	228
63	5.500	05/01/37	71
7,867	5.000	02/01/38	8,654
15,969	5.500	02/01/38	17,848
253	5.500	03/01/38	284
225	5.500	06/01/38	252
235	5.500	07/01/38	264
252	5.500	08/01/38	283
254	5.500	09/01/38	285
218,716	6.000	11/01/38	247,160
68	5.500	12/01/38	77
80,723	6.000	12/01/38	91,116
36,328	4.500	02/01/39	39,230
194,750	7.000	03/01/39	225,557
18,270	4.500	04/01/39	19,944
4,491	5.500	06/01/39	5,037
61,859	5.000	07/01/39	68,062
22,758	4.500	08/01/39	24,861
828,966	5.000	10/01/39	912,093
4,089	5.500	11/01/39	4,589
251,566	4.500	12/01/39	274,816
310,254	4.500	06/01/40	335,650
118,512	4.500	08/01/41	128,484
165,771	5.000	12/01/41	182,620
324,667	3.000	08/01/42	325,771
29,253	3.000	09/01/42	29,357
77,196	3.000	11/01/42	77,470
1,288,302	3.000	12/01/42	1,293,074
354,644	3.000	01/01/43	356,362
76,268	3.000	02/01/43	76,671
258,497	3.000	03/01/43	259,861
569,108	3.000	04/01/43	572,109
294,311	3.000	05/01/43	295,864
80,634	3.000	06/01/43	81,059
716,050	3.000	07/01/43	720,274
1,383,683	3.500	07/01/43	1,428,610
600,093	3.500	08/01/43	619,578
617,487	5.000	11/01/43	679,147
87,172	5.000	06/01/44	95,963

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$59,006	3.500%	02/01/45		$ 60,931
	37,404	3.500	03/01/45		38,624
	853,738	3.000	04/01/45		854,638
	53,104	3.500	07/01/45		54,836
	8,587,381	3.500	09/01/45		8,863,783
	562,364	3.500	10/01/45		580,710
	437,639	3.500	11/01/45		451,916
	16,000,000	3.500	TBA-30yr	(e)	16,501,602
	4,000,000	4.000	TBA-30yr	(e)	4,231,875

					45,445,760

GNMA – 16.2%
	187,195	3.950	07/15/25		200,906
	85,483	5.500	11/15/32		96,857
	46,485	5.500	01/15/33		52,911
	79,708	5.500	02/15/33		90,726
	91,194	5.500	03/15/33		103,799
	82,657	5.500	07/15/33		93,344
	42,332	5.500	08/15/33		48,184
	32,621	5.500	09/15/33		37,130
	43,020	5.500	04/15/34		48,900
	53,397	5.500	05/15/34		60,695
	402,562	5.500	09/15/34		457,583
	341,793	5.500	12/15/34		388,508
	343,064	5.500	01/15/35		386,889
	2,131	5.500	05/15/36		2,404
	37,870	5.000	11/15/40		42,019
	82,587	4.000	08/20/43		87,771
	981,178	4.000	01/20/44		1,043,457
	8,823,535	4.000	02/20/44		9,377,419
	1,950,246	4.000	09/20/44		2,072,696
	6,267,637	4.000	08/20/45		6,666,954
	4,226,004	4.000	09/20/45		4,495,247
	1,358,532	4.000	10/20/45		1,446,359
	5,000,000	3.500	TBA-30yr	(e)	5,212,500
	30,000,000	4.000	TBA-30yr	(e)	31,851,564

					64,364,822

TOTAL FEDERAL AGENCIES					$120,843,216

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $142,583,649)					$143,364,768

Agency Debentures – 1.4%
FHLB
	$2,400,000	4.625%	09/11/20		$ 2,671,001
	400,000	5.375	08/15/24		489,061
FNMA
	800,000	6.250	05/15/29		1,087,257
Tennessee Valley Authority
	1,200,000	3.875	02/15/21		1,306,450

TOTAL AGENCY DEBENTURES (Cost $5,186,532)					$ 5,553,769

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.7%
Collateralized Loan Obligations – 9.2%
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
$4,000,000	0.000%	04/18/24	$ 3,840,400
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
300,472	0.786	10/14/22	296,639
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
2,148,360	0.000	10/14/22	2,109,689
Crown Point CLO lll Ltd. Series 2015-3A, Class ACOM(b)(c)
3,900,000	1.803	12/31/27	3,804,060
Crown Point CLO lll Ltd. Series 2015-3A, Class B(b)(c)
450,000	3.441	12/31/27	423,568
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)(c)
1,011,009	0.000	11/21/22	996,148
Duane Street CLO IV Ltd. Series 2007-4A, Class A1R(b)(c)
2,982,372	0.569	11/14/21	2,934,144
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(b)(c)
201,057	0.569	07/31/21	199,256
Greywolf CLO V Ltd. Series 2015-1A, Class A1(b)(c)
1,450,000	0.000	04/25/27	1,434,415
Greywolf CLO V Ltd. Series 2015-1A, Class A2(b)(c)
300,000	2.684	04/25/27	295,586
Halcyon Loan Advisors Funding Ltd. Series 2015-1A, Class A(b)(c)
1,700,000	1.737	04/20/27	1,664,966
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)(c)
2,300,000	1.727	07/25/27	2,254,568
NewMark Capital Funding CLO Ltd. Series 2013-1A, Class A2(b)(c)
2,500,000	1.449	06/02/25	2,445,293
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
2,200,000	0.000	11/22/23	2,161,500
OFSI Fund V Ltd. Series 2013-5A, Class COMB(c)
1,650,000	1.618	04/17/25	1,600,665
Red River CLO Ltd. Series 1A, Class A(b)(c)
541,103	0.570	07/27/18	538,865
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)(c)
1,850,000	0.000	07/25/26	1,804,490
Sound Point CLO Vlll Ltd. Series 2015-1A, Class B(b)(c)
700,000	2.339	04/15/27	662,122
SPS Servicer Advance Receivables Trust Series 2015-T2, Class AT2(c)
1,800,000	2.620	01/15/47	1,797,579
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
3,786,994	0.525	08/01/22	3,735,540
York CLO Ltd. Series 2014-1A, Class A(b)(c)
1,500,000	1.845	01/22/27	1,476,425

			36,475,918

Home Equity – 0.6%
Bayview Opportunity Master Fund IIIb RPL Trust Series 2015-3, Class A1(c)(f)
144,124	3.623	04/28/30	142,482
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(b)
7,141	1.222	10/27/32	6,854
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(b)
3,982	0.881	10/25/32	3,856
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1(b)
44,022	1.021	12/25/42	43,963
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(b)
1,460	0.841	01/25/32	1,249
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1(b)
85,220	7.000	09/25/37	84,540
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(b)
43,101	7.000	09/25/37	43,153
GSAMP Trust Series 2006-HE8, Class A2C(b)
1,350,000	0.391	01/25/37	1,053,647
Home Equity Asset Trust Series 2002-1, Class A4(b)
257	0.821	11/25/32	229
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3(b)
1,400,000	0.451	04/25/37	815,590

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Renaissance Home Equity Loan Trust Series 2003-2, Class A(b)
	$1,133	1.101%		08/25/33	$ 1,072
Renaissance Home Equity Loan Trust Series 2003-3, Class A(b)
	4,094	0.721		12/25/33	3,979

					2,200,614

Student Loan(b) – 2.9%
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
	2,090,449	1.222		10/25/56	2,020,979
Scholar Funding Trust Series 2010-A, Class A(c)
	757,644	1.073		10/28/41	739,357
SLM Student Loan Trust Series 2005-4, Class A3
	514,691	0.440		01/25/27	489,524
SLM Student Loan Trust Series 2005-5, Class A4
	1,650,000	0.000		10/25/28	1,546,235
SLM Student Loan Trust Series 2006-10, Class A5A
	1,600,000	0.420		04/25/27	1,562,586
SLM Student Loan Trust Series 2006-2, Class A5
	3,925,057	0.430		07/25/25	3,869,971
SLM Student Loan Trust Series 2008-2, Class A3
	395,369	1.070		04/25/23	380,838
SLM Student Loan Trust Series 2008-4, Class A4
	850,000	1.970		07/25/22	854,017

					11,463,507

TOTAL ASSET-BACKED SECURITIES (Cost $49,949,671)					$ 50,140,039

Foreign Debt Obligations – 7.0%
Sovereign – 6.8%
Dominican Republic
DOP	100,000	10.375%		03/04/22	$ 2,174
	300,000	14.500		02/10/23	7,598
	$280,000	6.600	(c)	01/28/24	291,200
	210,000	6.600		01/28/24	218,400
	191,000	8.625		04/20/27	221,560
DOP	100,000	11.375		07/06/29	2,238
	$450,000	6.850		01/27/45	426,375
Italy Buoni Poliennali Del Tesoro
EUR	2,770,925	2.350		09/15/19	3,296,473
	1,320,000	3.750		05/01/21	1,661,650
Japan Treasury Discount Bill(g)
JPY	930,000,000	0.000		01/18/16	7,737,303
Republic of Colombia
	$200,000	4.000		02/26/24	190,500
	500,000	8.125		05/21/24	602,500
	1,320,000	4.500		01/28/26	1,270,500
Republic of Croatia
EUR	150,000	3.875		05/30/22	162,768
	$270,000	5.500		04/04/23	273,375
Republic of Indonesia
	320,000	4.125	(c)	01/15/25	304,000
	1,840,000	4.750	(c)	01/08/26	1,812,400
	220,000	7.750		01/17/38	257,675
Republic of South Africa
	200,000	5.875		09/16/25	204,400
Republic of Sri Lanka(c)
	370,000	6.850		11/03/25	345,025
Republic of Turkey
	500,000	5.750		03/22/24	528,000
	480,000	4.250		04/14/26	450,000

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela
	$210,000	7.750%	10/13/19	$ 83,475
	90,000	6.000	12/09/20	33,525
	50,000	12.750	08/23/22	22,375
	160,000	9.000	05/07/23	63,600
	300,000	8.250	10/13/24	114,000
	10,000	7.650	04/21/25	3,700
	60,000	11.750	10/21/26	26,700
	40,000	9.250	09/15/27	16,400
	280,000	9.250	05/07/28	109,200
	130,000	11.950	08/05/31	57,525
	90,000	9.375	01/13/34	35,325
Spain Government Bond(c)
EUR	1,940,000	5.500	04/30/21	2,623,393
Spain Government Inflation Linked Bond(c)
	862,227	0.550	11/30/19	960,732
United Mexican States
MXN	2,128,400	6.500	06/10/21	127,905
	$530,000	3.625	03/15/22	533,180
MXN	186,400	8.000	12/07/23	12,124
	4,356,000	7.500	06/03/27	274,195
	1,065,300	8.500	05/31/29	72,363
	3,616,300	7.750	11/23/34	230,172
	$20,000	6.050	01/11/40	21,900
	700,000	4.750	03/08/44	637,700
	90,000	5.550	01/21/45	92,025
	480,000	4.600	01/23/46	426,000

				26,843,628

Supranational – 0.2%
Inter-American Development Bank
	700,000	1.000	02/27/18	690,014

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $28,272,391)				$ 27,533,642

Structured Note – 0.2%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	$4,544,500	6.000%	08/15/40	$ 976,880
(Cost $2,515,402)

Municipal Debt Obligations – 1.4%
California – 0.5%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$ 305,027
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	747,694
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874	06/01/40	1,123,668

				2,176,389

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	548,020
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	108,750

				656,770

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	290,732

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
$30,000	6.000%		07/01/38	$ 20,250
45,000	6.000		07/01/44	30,319
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
120,000	5.500		07/01/28	81,000
20,000	5.750		07/01/37	13,350
35,000	6.000		07/01/47	23,406
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
20,000	5.000		07/01/33	13,000
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
10,000	5.750		07/01/41	6,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
15,000	5.500		07/01/32	9,694
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
10,000	5.750		07/01/38	6,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
1,060,000	5.750		07/01/28	695,625
170,000	5.000		07/01/41	108,375
Puerto Rico Commonwealth GO Bonds Series 2007 A
15,000	5.250		07/01/37	9,619
Puerto Rico Commonwealth GO Bonds Series 2014 A
100,000	8.000		07/01/35	72,500
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250		07/01/27	6,475
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(g)
15,000	0.000		08/01/37	1,446
15,000	0.000		08/01/38	1,355
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
105,000	5.250		08/01/27	44,494
325,000	0.000	(g)	08/01/32	127,410
95,000	5.750		08/01/37	38,712
15,000	6.375		08/01/39	6,300
235,000	6.000		08/01/42	96,937
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
50,000	0.000	(g)	08/01/33	14,998
55,000	5.375		08/01/39	22,000
550,000	5.500		08/01/42	221,375
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
15,000	5.375		08/01/38	6,000
290,000	6.000		08/01/39	119,625
935,000	5.250		08/01/41	374,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
370,000	5.000		08/01/43	148,000
50,000	5.250		08/01/43	20,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
95,000	5.500		08/01/28	40,375

				2,379,640

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,166,748)				$ 5,503,531

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Government Guarantee Obligations(h) – 1.3%
Hashemite Kingdom of Jordan Government AID Bond
$1,600,000	2.503%		10/30/20	$ 1,633,315
Israel Government AID Bond
2,000,000	5.500		09/18/23	2,413,645
300,000	5.500		12/04/23	362,831
650,000	5.500		04/26/24	788,113
40,000	5.500		09/18/33	51,740

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $5,227,909)				$ 5,249,644

U.S. Treasury Obligations – 7.9%
United States Treasury Bonds
$9,000,000	3.750	%(i)	11/15/43	$ 10,372,500
3,500,000	3.625	(i)	02/15/44	3,938,900
2,080,000	3.000		11/15/44	2,073,531
United States Treasury Inflation Protected Securities
3,874,492	0.125		04/15/17	3,866,627
1,852,020	0.125		04/15/18	1,849,131
1,366,092	0.125		01/15/22	1,326,393
3,602,621	0.375		07/15/23	3,525,488
1,661,508	0.625		01/15/24	1,644,893
941,570	0.125		07/15/24	895,819
1,755,294	1.375		02/15/44	1,792,595

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,754,145)				$ 31,285,877

Shares	Distribution Rate			Value
Investment Company(j) – 10.6%
Goldman Sachs Financial Square Government Fund - FST Shares
42,068,861	0.185%			$ 42,068,861
(Cost $42,068,861)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $438,464,808)				$434,162,992

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investment – 0.8%
Commercial Paper – 0.8%
Barclays Bank PLC
$3,250,000	0.921%		04/13/16	$ 3,250,000
(Cost $3,250,000)

TOTAL INVESTMENTS – 110.5% (Cost $441,714,808)				$437,412,992

Reverse Repurchase Agreements – (0.2)%
Reverse Repurchase Agreements – (0.2)%
Citigroup Reverse Repurchase Agreement
$(293,781)	0.875%		10/22/16	$ (293,781)
Royal Bank of Canada Reverse Repurchase Agreement
(690,200)	1.500		05/07/16	(690,200)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $983,981)				$ (983,981)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.3)%				(40,653,684)

NET ASSETS – 100.0%				$395,775,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $78,941,992, which represents approximately 20.0% of net assets as of December 31, 2015.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2015, the value of securities pledged amounted to $599,821.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $57,797,541 which represents approximately 14.6% of net assets as of December 31, 2015.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2015.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,249,644, which represents approximately 1.3% of net assets as of December 31, 2015.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an Affiliated Fund.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	SEK	15,342,172	EUR	1,655,643	$1,821,549	03/16/16	$18,720
	SEK	2,031,281	USD	239,157	241,171	03/16/16	2,013
	USD	722,000	BRL	2,763,080	697,220	01/05/16	24,780
	USD	360,000	CNH	2,374,590	357,521	03/16/16	2,479
	USD	1,060,436	SGD	1,497,919	1,053,757	03/16/16	6,679
	USD	694,715	TWD	22,785,968	690,511	01/19/16	4,204
Barclays Bank PLC	USD	1,149,706	CNH	7,657,044	1,136,244	09/01/16	13,462
	USD	183,463	ILS	707,637	182,161	03/16/16	1,302
	USD	360,000	ZAR	5,579,041	355,633	03/16/16	4,367
BNP Paribas SA	EUR	239,000	HUF	75,192,268	260,247	03/16/16	1,454
	HUF	151,751,227	USD	516,618	522,289	03/16/16	5,671
	USD	202,038	AUD	277,119	201,168	03/16/16	870
	USD	315,696	EUR	288,106	313,719	03/16/16	1,977
	USD	1,056,233	KRW	1,227,226,770	1,043,684	01/14/16	12,549
	USD	355,874	MYR	1,530,508	354,691	01/08/16	1,183
	USD	661,376	TWD	21,478,179	651,399	01/08/16	9,977
	USD	664,251	TWD	21,634,660	655,147	01/29/16	9,104
Citibank NA (London)	CLP	191,041,450	USD	267,172	269,229	01/12/16	2,057
	CLP	395,498,289	USD	555,007	556,336	01/27/16	1,329
	COP	472,032,000	USD	143,724	148,511	01/12/16	4,787
	PLN	1,500,046	EUR	346,335	381,829	03/16/16	4,706
	PLN	10,582,467	USD	2,617,900	2,693,716	03/16/16	75,816
	USD	216,311	AUD	296,927	215,547	03/16/16	764
	USD	580,911	CAD	772,000	557,928	01/07/16	22,982
	USD	1,080,000	CNH	7,106,821	1,070,010	03/16/16	9,990
	USD	357,379	CNH	2,337,005	346,793	09/01/16	10,586
	USD	7,168,665	EUR	6,497,446	7,075,066	03/16/16	93,598
	USD	236,288	GBP	158,000	232,932	01/13/16	3,356
	USD	468,507	KRW	531,544,718	452,038	01/15/16	16,469
	USD	846,443	MXN	14,469,854	837,412	02/05/16	9,031
Credit Suisse International (London)	AUD	222,113	EUR	145,182	161,238	03/16/16	3,150
	CAD	235,143	USD	168,933	169,973	03/16/16	1,040
	GBP	244,702	EUR	331,000	360,786	03/16/16	361
	JPY	88,463,750	USD	724,000	737,418	03/16/16	13,418
	USD	372,811	EUR	342,126	372,541	03/16/16	270
	USD	361,000	RUB	24,199,888	330,382	01/12/16	30,618
	USD	360,000	RUB	25,256,088	344,607	01/14/16	15,393
	USD	174,185	SEK	1,449,829	172,136	03/16/16	2,049
Deutsche Bank AG (London)	COP	1,445,712,683	USD	453,842	454,705	01/15/16	864
	KRW	427,752,000	USD	360,000	363,770	01/15/16	3,770
	SEK	4,638,769	EUR	499,704	550,753	03/16/16	6,625
	USD	1,106,745	BRL	4,253,000	1,062,712	02/02/16	44,033
	USD	360,000	CNH	2,369,700	356,784	03/16/16	3,216
	USD	1,426,777	CNH	9,472,328	1,405,617	09/01/16	21,160
	USD	172,805	NZD	253,387	172,489	03/16/16	316
HSBC Bank PLC	CAD	259,852	USD	187,116	187,834	03/16/16	717
	COP	710,741,917	USD	211,877	223,259	01/27/16	11,382
	KRW	425,266,200	USD	360,000	361,664	01/14/16	1,664
	SEK	7,293,794	EUR	787,735	865,980	03/16/16	8,216
	USD	362,000	BRL	1,394,533	351,888	01/05/16	10,112
	USD	288,000	CLP	204,255,648	287,851	01/12/16	149
	USD	360,000	CNH	2,350,692	353,923	03/16/16	6,077
	USD	1,064,000	CNH	7,019,097	1,041,578	09/01/16	22,422
	USD	309,129	IDR	4,269,686,382	307,076	01/19/16	2,053

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

HSBC Bank PLC (continued)	USD	360,000	MYR	1,530,508	$355,454	01/04/16	$4,546
	USD	287,384	RUB	20,059,374	273,855	01/12/16	13,529
	USD	144,528	SEK	1,213,055	144,024	03/16/16	504
	USD	1,058,002	SGD	1,497,972	1,053,794	03/16/16	4,208
	USD	1,176,521	TWD	38,606,608	1,169,774	01/21/16	6,747
JPMorgan Securities, Inc.	SEK	10,313,757	EUR	1,109,019	1,224,535	03/16/16	16,923
	SEK	3,180,664	USD	376,956	377,635	03/16/16	678
	USD	201,505	AUD	276,364	200,619	03/16/16	886
	USD	238,264	CAD	323,074	233,533	03/16/16	4,731
	USD	360,000	CNH	2,372,832	357,256	03/16/16	2,744
	USD	1,066,000	CNH	6,965,148	1,033,573	09/01/16	32,427
	USD	440,225	GBP	293,280	432,410	03/16/16	7,815
	USD	846,805	KRW	982,006,248	835,121	01/15/16	11,684
	USD	1,086,000	RUB	77,344,703	1,053,843	01/19/16	32,157
	USD	202,139	TWD	6,611,977	200,244	02/04/16	1,896
Morgan Stanley & Co. International PLC	RUB	13,914,836	USD	188,132	189,594	01/19/16	1,462
	USD	718,000	BRL	2,727,882	688,337	01/05/16	29,663
	USD	362,000	MXN	6,180,788	356,647	03/16/16	5,353
	USD	361,000	RUB	25,363,319	346,265	01/12/16	14,735
Royal Bank of Canada	BRL	2,809,720	USD	704,809	708,988	01/05/16	4,179
	CAD	760,540	EUR	504,153	549,755	03/16/16	783
	USD	362,000	BRL	1,415,594	357,203	01/05/16	4,797
	USD	360,000	CAD	485,394	350,866	03/16/16	9,134
Royal Bank of Scotland PLC	HUF	156,589,140	USD	531,712	538,940	03/16/16	7,228
	PLN	1,465,130	EUR	341,000	372,942	03/16/16	1,627
	SEK	6,155,063	EUR	662,000	730,780	03/16/16	9,928
	TRY	1,100,862	USD	360,000	369,369	03/16/16	9,369
	USD	428,826	CLP	301,756,785	425,309	01/11/16	3,516
	USD	442,493	CLP	313,773,050	442,028	01/15/16	465
	USD	362,000	MXN	6,220,286	358,926	03/16/16	3,074
Standard Chartered Bank	AUD	509,000	USD	360,555	369,496	03/16/16	8,941
	KRW	427,025,095	USD	361,000	363,205	01/08/16	2,205
	USD	53,336	CNH	350,747	52,809	03/16/16	527
	USD	1,787,000	CNH	11,627,254	1,725,392	09/01/16	61,608
State Street Bank and Trust	AUD	440,812	USD	316,073	319,996	03/16/16	3,923
	EUR	667,000	USD	725,833	726,296	03/16/16	463
	NZD	262,237	USD	172,198	178,514	03/16/16	6,316
	SEK	19,740,505	EUR	2,133,020	2,343,756	03/16/16	21,111
	SEK	2,168,750	USD	256,800	257,492	03/16/16	692
UBS AG (London)	AUD	301,439	USD	215,247	218,822	03/16/16	3,575
	EUR	594,381	GBP	419,995	647,221	03/16/16	27,983
	EUR	149,706	USD	158,628	163,014	03/16/16	4,386
	JPY	44,300,160	USD	360,000	369,278	03/16/16	9,278
	KRW	428,297,400	USD	360,000	364,234	01/15/16	4,234
	SEK	8,629,270	EUR	931,785	1,024,539	03/16/16	9,918
	USD	720,547	AUD	990,000	718,666	03/16/16	1,880
	USD	1,036,634	KRW	1,216,230,584	1,034,161	01/22/16	2,472
Westpac Banking Corp.	AUD	997,000	USD	717,651	723,748	03/16/16	6,097
	USD	710,000	CNH	4,661,061	691,664	09/01/16	18,337
	USD	1,585,151	EUR	1,445,000	1,571,957	02/10/16	13,194
	USD	1,312,807	GBP	866,134	1,276,903	01/13/16	35,906
	USD	468,647	KRW	531,666,484	452,142	01/15/16	16,507
	USD	361,536	TWD	11,728,598	355,710	01/08/16	5,828
	USD	553,148	TWD	18,199,415	551,169	02/04/16	1,981

TOTAL							$1,099,487

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	CAD	253,108	USD	186,858	$182,959	03/16/16	$(3,899)
	EUR	329,000	PLN	1,436,743	358,248	03/16/16	(7,468)
	GBP	106,923	JPY	19,323,685	157,646	03/16/16	(3,434)
	USD	358,083	AUD	494,000	358,607	03/16/16	(524)
	USD	726,000	CAD	1,015,482	734,039	03/16/16	(8,039)
	USD	688,274	KRW	816,293,070	694,209	01/14/16	(5,935)
	USD	360,000	TWD	11,883,600	360,332	01/11/16	(332)
Barclays Bank PLC	EUR	529,227	AUD	810,841	576,275	03/16/16	(12,336)
	GBP	104,135	USD	157,506	153,536	03/16/16	(3,970)
	KRW	420,944,400	USD	360,000	357,988	01/14/16	(2,012)
	TWD	11,769,120	USD	360,000	356,939	01/08/16	(3,061)
	USD	341,335	IDR	4,922,056,000	350,281	02/17/16	(8,946)
	USD	287,737	NZD	431,269	293,580	03/16/16	(5,843)
	USD	1,197,637	TRY	3,589,317	1,204,313	03/16/16	(6,676)
BNP Paribas SA	GBP	126,181	USD	187,206	186,040	03/16/16	(1,166)
	MYR	1,530,508	USD	355,932	355,454	01/04/16	(478)
	NOK	1,229,232	USD	140,797	138,769	03/16/16	(2,028)
	USD	1,625,524	AED	6,003,637	1,628,946	12/07/16	(3,422)
	USD	330,440	EUR	303,610	330,601	03/16/16	(161)
	USD	173,003	JPY	20,810,090	173,469	03/16/16	(466)
	USD	187,483	NZD	277,584	188,961	03/16/16	(1,478)
Citibank NA (London)	AUD	207,090	USD	151,005	150,332	03/16/16	(673)
	CAD	737,254	USD	554,765	532,818	01/07/16	(21,948)
	CAD	311,292	USD	229,948	225,017	03/16/16	(4,931)
	CNH	10,511,881	USD	1,616,342	1,582,679	03/16/16	(33,663)
	HUF	151,992,577	USD	528,009	523,119	03/16/16	(4,889)
	RUB	20,889,277	USD	301,541	285,185	01/12/16	(16,356)
	RUB	67,180,759	USD	1,001,726	913,298	01/27/16	(88,428)
	USD	2,667,000	AED	9,829,052	2,670,824	08/11/16	(3,824)
	USD	358,866	AUD	501,000	363,689	03/16/16	(4,822)
	USD	362,000	CAD	504,042	364,345	03/16/16	(2,345)
	USD	10,118,432	EUR	9,316,212	10,134,731	02/10/16	(16,300)
	USD	682,354	JPY	82,490,846	687,629	03/16/16	(5,275)
	USD	202,038	NZD	305,193	207,756	03/16/16	(5,718)
	USD	427,723	SEK	3,609,587	428,560	03/16/16	(838)
Credit Suisse International (London)	CAD	214,961	USD	157,293	155,384	03/16/16	(1,909)
	CLP	300,834,865	USD	427,717	423,906	01/13/16	(3,812)
	COP	1,142,305,744	USD	362,522	359,392	01/12/16	(3,130)
	EUR	529,227	AUD	807,134	576,275	03/16/16	(9,644)
	GBP	280,182	USD	417,943	413,098	03/16/16	(4,845)
	RUB	25,712,947	USD	361,000	349,460	01/28/16	(11,540)
	USD	169,225	JPY	20,431,635	170,315	03/16/16	(1,090)
	USD	211,027	NZD	311,686	212,175	03/16/16	(1,148)
Deutsche Bank AG (London)	USD	300,428	COP	1,005,671,915	316,103	01/21/16	(15,675)
	USD	307,080	IDR	4,269,686,382	309,228	01/04/16	(2,148)
	USD	350,148	IDR	4,856,556,600	350,626	01/11/16	(478)
	USD	361,000	JPY	44,221,417	368,622	03/16/16	(7,622)
	USD	322,946	SEK	2,805,000	332,438	01/15/16	(9,492)
HSBC Bank PLC	BRL	1,364,436	USD	360,000	344,294	01/05/16	(15,706)
	CAD	231,519	USD	173,219	167,353	03/16/16	(5,866)
	CNH	11,137,490	USD	1,686,000	1,676,871	03/16/16	(9,129)
	CNH	2,387,614	USD	361,000	354,303	09/01/16	(6,697)
	GBP	270,382	USD	404,752	398,649	03/16/16	(6,103)
	IDR	4,269,686,382	USD	310,523	309,228	01/04/16	(1,295)
	MXN	6,261,199	USD	362,000	361,287	03/16/16	(713)
	NOK	2,881,523	USD	331,237	325,298	03/16/16	(5,939)
	RUB	23,604,983	USD	362,067	322,078	01/14/16	(39,989)
	RUB	23,144,560	USD	326,797	315,351	01/19/16	(11,446)
	RUB	20,059,374	USD	285,147	271,700	02/11/16	(13,447)
	USD	1,023,948	AED	3,782,774	1,026,367	12/07/16	(2,419)
	USD	158,370	AUD	218,554	158,654	03/16/16	(284)
	USD	357,362	IDR	5,017,362,362	362,758	01/08/16	(5,396)
	USD	1,588,237	JPY	192,335,639	1,603,277	03/16/16	(15,040)
JPMorgan Securities, Inc.	CAD	447,000	USD	330,515	323,113	03/16/16	(7,403)
	CNH	2,377,593	USD	360,000	357,973	03/16/16	(2,027)
	MXN	41,661,261	USD	2,436,691	2,403,959	03/16/16	(32,732)
	NOK	2,891,139	USD	330,732	326,384	03/16/16	(4,350)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	RUB	48,733,303	USD	722,000	$665,317	01/12/16	$(56,683)
	RUB	23,515,613	USD	352,056	320,859	01/14/16	(31,198)
	RUB	23,731,925	USD	331,729	323,354	01/19/16	(8,375)
	RUB	52,055,321	USD	746,000	708,869	01/21/16	(37,131)
	USD	354,452	IDR	5,006,630,000	359,561	01/22/16	(5,109)
	USD	485,514	IDR	6,979,260,852	496,375	02/19/16	(10,861)
	USD	230,655	SEK	1,959,675	232,669	03/16/16	(2,014)
Morgan Stanley & Co. International PLC	BRL	4,181,834	USD	1,081,000	1,055,219	01/05/16	(25,781)
	NOK	1,492,130	USD	171,141	168,448	03/16/16	(2,693)
	RUB	50,063,967	USD	747,893	683,098	01/14/16	(64,795)
	RUB	24,920,764	USD	352,226	339,552	01/19/16	(12,674)
	RUB	44,825,580	USD	630,015	608,403	02/03/16	(21,612)
	USD	364,070	AUD	511,399	371,238	03/16/16	(7,168)
	USD	359,647	BRL	1,426,356	359,918	01/05/16	(271)
	USD	725,000	BRL	2,924,650	730,793	02/02/16	(5,793)
	USD	346,957	IDR	4,837,278,600	347,897	01/19/16	(940)
	USD	545,307	NZD	818,983	557,510	03/16/16	(12,203)
Royal Bank of Canada	CAD	1,369,532	EUR	925,967	989,964	03/16/16	(18,321)
	CAD	521,582	USD	384,804	377,024	03/16/16	(7,780)
	EUR	123,677	USD	135,490	134,672	03/16/16	(818)
	MXN	29,771,710	USD	1,756,396	1,717,902	03/16/16	(38,494)
	USD	697,703	BRL	2,809,720	702,075	02/02/16	(4,372)
Royal Bank of Scotland PLC	MXN	25,235,179	USD	1,514,789	1,456,133	03/16/16	(58,657)
	USD	362,000	COP	1,203,019,396	378,213	01/19/16	(16,213)
Standard Chartered Bank	CAD	233,776	USD	172,109	168,985	03/16/16	(3,125)
	CNH	4,761,411	USD	723,000	716,883	03/16/16	(6,117)
	COP	1,742,901,300	USD	569,259	547,481	01/27/16	(21,778)
	KRW	847,497,024	USD	724,000	720,672	01/19/16	(3,328)
	ZAR	5,504,047	USD	360,000	350,852	03/16/16	(9,148)
State Street Bank and Trust	CAD	1,966,523	USD	1,439,000	1,421,497	03/16/16	(17,503)
	GBP	284,707	USD	425,940	419,769	03/16/16	(6,171)
	KRW	843,474,480	USD	724,000	717,310	01/15/16	(6,690)
	NOK	5,220,553	USD	613,270	589,353	03/16/16	(23,917)
	USD	1,072,048	AUD	1,490,000	1,081,629	03/16/16	(9,582)
	USD	158,397	JPY	19,449,542	162,128	03/16/16	(3,731)
	USD	896,898	NZD	1,341,264	913,044	03/16/16	(16,147)
UBS AG (London)	BRL	1,371,456	USD	360,000	346,065	01/05/16	(13,935)
	CNH	2,377,836	USD	360,000	358,009	03/16/16	(1,991)
	EUR	334,000	PLN	1,441,871	363,692	03/16/16	(3,329)
	EUR	709,154	USD	776,234	772,198	03/16/16	(4,036)
	MXN	27,876,269	USD	1,678,838	1,608,530	03/16/16	(70,308)
	USD	1,209,808	JPY	148,809,988	1,240,454	03/16/16	(30,646)
	USD	1,065,729	KRW	1,255,034,628	1,067,466	01/08/16	(1,735)
	USD	431,319	NZD	649,551	442,172	03/16/16	(10,851)
Westpac Banking Corp.	GBP	900,000	USD	1,364,139	1,326,831	01/13/16	(37,308)
	USD	7,585,612	JPY	930,011,160	7,742,206	01/28/16	(156,594)

TOTAL							$(1,458,124)

FORWARD SALES CONTRACTS — At December 31, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	02/11/16	$(3,000,000)	$(2,993,320)
FNMA	3.000	TBA-30yr	01/13/16	(1,000,000)	(999,766)

TOTAL (Proceeds Receivable: $3,992,500)					$(3,993,086)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	347	March 2016	$28,185,460	$85,862
Australian 10 Year Government Bonds	33	March 2016	3,051,392	6,509
Italian 10 Year Government Bonds	55	March 2016	8,243,649	52,464
Ultra Long U.S. Treasury Bonds	80	March 2016	12,695,000	4,966
5 Year German Euro-Bobl	33	March 2016	4,686,185	4,451
10 Year German Euro-Bund	(35)	March 2016	(6,006,683)	(11,528)
2 Year U.S. Treasury Notes	183	March 2016	39,753,891	(65,786)
5 Year U.S. Treasury Notes	330	March 2016	39,045,703	(66,828)
10 Year U.S Treasury Notes	(40)	March 2016	(5,036,250)	18,410
20 Year U.S Treasury Notes	1	March 2016	153,750	(33)

TOTAL				$28,487

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	MYR	380		08/14/23	3 month KLIBOR	4.485%	$(167)
	KRW	2,447,430	(b)	10/01/25	3 month KWCDC	2.160	(2,977)
Citibank NA		1,102,660		10/06/17	2.239%	3 month KWCDC	11,916
	MYR	1,220		11/19/18	3 month KLIBOR	3.915	786
	KRW	2,257,900		08/08/23	3 month KWCDC	3.450	(231,142)
		231,040		08/16/23	3 month KWCDC	3.485	(24,121)
	MYR	775		11/15/23	3 month KLIBOR	4.450	296
Deutsche Bank AG	KRW	765,310		10/06/17	2.245	3 month KWCDC	8,352
		3,978,210		10/15/17	2.253	3 month KWCDC	43,981
	MYR	1,100		11/14/18	3 month KLIBOR	3.880	947
		330		08/14/23	3 month KLIBOR	4.490	(170)
JPMorgan Securities, Inc.	BRL	44,170		01/04/21	15.630	1 month Brazilian Interbank Deposit Average	(200,056)
	BRL	740		01/04/21	16.370	1 month Brazilian Interbank Deposit Average	(479)
	KRW	291,170		08/19/23	3 month KWCDC	3.563	(31,867)
	KRW	878,070	(b)	11/09/25	2.236	3 month KWCDC	3,531
	KRW	1,183,800	(b)	11/10/25	2.230	3 month KWCDC	9,114
	MYR	420		09/26/23	3 month KLIBOR	4.330	938
		133,720		01/15/24	3 month KWCDC	3.445	(14,351)
Morgan Stanley & Co. International PLC		1,213,740		10/29/17	2.175	3 month KWCDC	11,852
	MYR	1,440		11/20/18	3 month KLIBOR	3.934	798
	KRW	374,240	(b)	11/11/25	2.297	3 month KWCDC	2,398
	KRW	225,810		08/16/23	3 month KWCDC	3.485	(23,595)

TOTAL							$(434,016)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	28,730		11/07/16	3.910%	Mexico Interbank TIIE 28 Days	$6	$1,108
		12,210		11/08/16	3.920	Mexico Interbank TIIE 28 Days	2	515
		24,710		11/09/16	3.900	Mexico Interbank TIIE 28 Days	5	741
	GBP	2,990	(b)	01/04/18	6 month BP	0.845%	783	10,623
	SEK	190,600	(b)	03/16/18	0.050	3 month STIBOR	84,290	(36,314)
	CAD	9,190	(b)	03/16/18	1.250	6 month CDOR	46,560	6,253
		$5,790	(b)	03/16/18	1.500	3 month LIBOR	34,939	(10,259)
	GBP	12,860	(b)	03/16/18	3 month BP	1.500	(154,984)	36,311
	EUR	10,050	(b)	03/16/19	0.250	6 month EURO	61,209	(7,122)
	CAD	11,790	(b)	03/16/21	1.750	6 month CDOR	177,387	42,277
	AUD	5,340	(b)	03/16/21	2.500	6 month AUDOR	(19,886)	(6,734)
	SEK	68,970	(b)	03/16/21	3 month STIBOR	0.750	(26,834)	52,753
	EUR	9,070	(b)	03/16/21	6 month EURO	0.500	(94,590)	32,390
		$38,100	(b)	06/24/21	2.923	3 month LIBOR	(12,826)	455,380
		50,280	(b)	09/02/22	2.810	3 month LIBOR	83,857	197,565
	GBP	1,650	(b)	12/11/22	6 month BP	1.940	9,136	6,894
	EUR	32,210	(b)	05/11/25	1.568	6 month EURO	(164,451)	208,318
		10,835	(b)	09/16/25	2.000	6 month EURO	19,728	193,219
	GBP	7,985	(b)	09/16/25	6 month BP	2.750	(147,286)	(19,398)
	ZAR	10,510	(b)	09/28/25	9.370	3 month JIBAR	9	(14,642)
		4,700	(b)	10/27/25	9.200	3 month JIBAR	4	(7,848)
		38,090	(b)	12/10/25	10.066	3 month JIBAR	30	(10,406)
		18,440	(b)	12/11/25	10.455	3 month JIBAR	14	6,498
		7,630	(b)	12/14/25	10.300	3 month JIBAR	6	776
	EUR	2,050	(b)	12/16/25	1.500	6 month EURO	(16,193)	(2,939)
		$7,570	(b)	12/16/25	3 month LIBOR	3.000	(88,371)	(13,870)
		1,010	(b)	12/16/25	6 month CDOR	2.500	17,818	(13,448)
	JPY	1,146,580	(b)	12/16/25	6 month JYOR	1.000	(94,907)	(58,676)
		938,600	(b)	03/16/26	0.500	6 month JYOR	10,592	35,822
	EUR	29,880	(b)	03/16/26	1.000	6 month EURO	154,702	(270,526)
		$11,100	(b)	03/16/26	3 month LIBOR	2.500	(310,780)	38,036
	NZD	2,640	(b)	03/16/26	3 month NZDOR	3.500	22,491	19,923
	SEK	47,840	(b)	03/16/26	3 month STIBOR	1.500	47,601	55,826
	AUD	6,930	(b)	03/16/26	3.000	6 month AUDOR	(55,780)	6,108
	GBP	1,680	(b)	03/16/26	6 month BP	2.250	(76,706)	28,579
	EUR	10,100	(b)	03/17/26	1.500	6 month EURO	(118,785)	(3,033)
		$10,700	(b)	03/17/26	3 month LIBOR	2.500	129,629	(29,218)
	CHF	730	(b)	12/15/26	6 month CHFOR	1.000	(3,596)	(387)
	GBP	2,900	(b)	12/11/27	2.190	6 month BP	(30,210)	(13,333)
		$9,800	(b)	06/24/29	3 month LIBOR	3.218	33,549	(457,054)
		11,790	(b)	09/02/30	3 month LIBOR	3.005	(25,986)	(169,630)
	GBP	1,480	(b)	12/11/32	6 month BP	2.250	23,998	7,335
	EUR	12,200	(b)	05/11/35	6 month EURO	1.695	56,790	458,090
		1,440	(b)	12/17/35	2.250	6 month EURO	11,948	(11,101)
	GBP	20	(b)	12/17/35	6 month BP	2.500	170	(78)
	EUR	1,040	(b)	12/19/45	1.750	6 month EURO	104	2,046
		$1,120	(b)	12/19/45	2.750	3 month LIBOR	(4,724)	(2,806)
	JPY	155,950	(b)	12/19/45	6 month JYOR	2.000	(25,858)	458
	GBP	5,150	(b)	03/16/46	6 month BP	2.250	(381,844)	242,288

TOTAL							$(827,240)	$987,310

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250% 10/28/14	100	(1.000)%	06/20/19	0.781%	$(432)	$(339)
Barclays Bank PLC		270	(1.000)	03/20/19	0.724	(678)	(1,754)
Citibank NA		220	(1.000)	03/20/19	0.724	(268)	(1,713)
		2,860	(1.000)	03/20/19	0.724	(8,988)	(16,756)
		4,390	(1.000)	06/20/19	0.781	(13,828)	(20,078)
JPMorgan Securities, Inc.		270	(1.000)	03/20/19	0.724	(610)	(1,820)
.		120	(1.000)	06/20/19	0.781	(563)	(364)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	2,425	1.000	06/20/16	0.256	324	9,424
Barclays Bank PLC	Markit CMBX Series 7	2,200	0.500	01/17/47	1.038	(74,055)	(4,106)
	Markit CMBX Series 8	2,000	0.500	10/17/57	1.116	(81,654)	(15,327)
Credit Suisse International (London)	Markit CMBX Series 6	200	0.500	05/11/63	0.878	(4,931)	326
	Markit CMBX Series 7	100	0.500	01/17/47	1.038	(3,738)	185
	Markit CMBX Series 7	200	0.500	01/17/47	1.038	(45,274)	2,641
	Markit CMBX Series 8	2,300	0.500	10/17/57	1.116	(107,770)	(3,773)
Morgan Stanley & Co. International PLC	Markit CMBX Series 8	1,100	0.500	10/17/57	1.116	(48,651)	(4,696)

TOTAL						$(391,116)	$(58,150)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 25	5,200		12/20/20	4.757%	$27,711	$(87,211)
Protection Sold:
Credit Suisse International (London)	13,325		12/20/20	0.888	41,738	32,521

TOTAL					$69,449	$(54,690)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$441,877,676

Gross unrealized gain	5,135,430
Gross unrealized loss	(9,600,114)

Net unrealized security loss	$(4,464,684)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 36.8%
Automotive – 0.7%
Ford Motor Credit Co. LLC
$3,250,000	5.875%		08/02/21	$ 3,629,629
General Motors Financial Co., Inc.
1,125,000	3.250		05/15/18	1,132,026
1,755,000	3.500		07/10/19	1,760,740

				6,522,395

Banks – 8.5%
American Express Co.(a)
700,000	3.625		12/05/24	692,055
2,475,000	6.800	(b)	09/01/66	2,487,375
Banco Bilbao Vizcaya Argentaria SA
3,125,000	3.000		10/20/20	3,104,096
Bank of America Corp.
3,225,000	4.125		01/22/24	3,329,763
2,300,000	4.000		04/01/24	2,352,569
Bank of Scotland PLC(c)
400,000	5.250		02/21/17	417,463
BNP Paribas SA
1,925,000	2.375		05/21/20	1,905,498
CBA Capital Trust II(a)(b)(c)
4,140,000	6.024		12/31/49	4,150,350
Compass Bank(a)
875,000	1.850		09/29/17	865,601
1,000,000	2.750		09/29/19	984,193
Credit Suisse AG
1,475,000	2.300		05/28/19	1,474,959
Credit Suisse Group Funding Guernsey Ltd.(c)
3,775,000	3.750		03/26/25	3,658,347
Discover Financial Services(a)
2,000,000	3.750		03/04/25	1,920,809
HSBC Holdings PLC(a)(b)
1,225,000	6.375		03/30/49	1,223,469
ING Bank NV(a)(b)
2,025,000	4.125		11/21/23	2,062,487
Intesa Sanpaolo SPA
3,400,000	3.125		01/15/16	3,401,697
Intesa Sanpaolo SpA
1,175,000	2.375		01/13/17	1,177,897
Intesa Sanpaolo SPA
2,800,000	3.875		01/16/18	2,877,586
Intesa Sanpaolo SpA(c)
1,550,000	5.017		06/26/24	1,514,689
JPMorgan Chase & Co.(a)(b)
2,250,000	5.300		05/01/49	2,241,563
KBC Bank NV(a)(b)
1,600,000	8.000		01/25/23	1,742,080
Keycorp
4,350,000	2.900		09/15/20	4,321,381
LBG Capital No.1 PLC(a)(b)(c)
1,150,000	8.000		06/15/49	1,196,000
Lloyds Bank PLC
1,575,000	2.300		11/27/18	1,580,526
Macquarie Bank Ltd.(c)
1,775,000	6.625		04/07/21	1,988,499
Nationwide Building Society(c)
1,950,000	3.900		07/21/25	2,011,411
PNC Preferred Funding Trust II(a)(b)(c)
2,500,000	1.735		03/29/49	2,237,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Regions Bank
$311,000	7.500%		05/15/18	$ 345,639
Royal Bank of Scotland Group PLC
3,175,000	5.125		05/28/24	3,202,911
Royal Bank of Scotland PLC(a)(b)
1,025,000	9.500		03/16/22	1,088,560
Santander Bank NA
1,900,000	2.000	(a)	01/12/18	1,884,110
975,000	8.750		05/30/18	1,100,320
Santander Holdings USA, Inc.(a)
650,000	2.650		04/17/20	634,455
Santander Issuances SAU
2,000,000	5.179		11/19/25	1,962,518
Santander UK Group Holdings PLC
1,375,000	2.875		10/16/20	1,367,313
2,025,000	4.750	(c)	09/15/25	1,999,384
Santander UK PLC(c)
1,125,000	5.000		11/07/23	1,171,070
Synchrony Financial(a)
1,625,000	2.600		01/15/19	1,622,850
1,900,000	3.000		08/15/19	1,896,691
The Bank of Tokyo-Mitsubishi UFJ Ltd.(c)
2,700,000	2.150		09/14/18	2,692,270
UBS Group Funding Jersey Ltd.(c)
3,350,000	4.125		09/24/25	3,346,526
Wells Fargo & Co.(a)(b)
1,875,000	5.900		06/15/49	1,891,406

				83,125,886

Brokerage – 1.2%
Morgan Stanley, Inc.
7,325,000	3.700		10/23/24	7,354,476
2,525,000	4.000		07/23/25	2,596,631
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,924,044

				11,875,151

Chemicals – 0.4%
Ecolab, Inc.
975,000	5.500		12/08/41	1,049,829
Monsanto Co.(a)
1,725,000	4.400		07/15/44	1,438,157
Solvay Finance America LLC(a)(c)
1,575,000	3.400		12/03/20	1,562,342

				4,050,328

Consumer Cyclical Services - Business(a) – 0.3%
Visa, Inc.
2,475,000	3.150		12/14/25	2,484,161

Consumer Products – 0.2%
Kimberly-Clark Corp.
2,425,000	3.700		06/01/43	2,228,603

Diversified Financial Services(c) – 0.1%
GE Capital International Funding Co.
1,110,000	4.418		11/15/35	1,134,761

Diversified Manufacturing(a) – 0.1%
Roper Technologies, Inc.
1,300,000	3.000		12/15/20	1,296,976

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – 0.7%
Florida Power & Light Co.(a)
$2,132,000	4.125%		02/01/42	$ 2,123,484
Pacific Gas & Electric Co.(a)
975,000	3.500		06/15/25	989,947
Puget Sound Energy, Inc.(a)(b)
1,180,000	6.974		06/01/67	958,750
Ruwais Power Co. PJSC(c)
740,000	6.000		08/31/36	790,875
Southern California Edison Co.(a)
1,950,000	4.050		03/15/42	1,867,779

				6,730,835

Energy – 1.5%
Anadarko Petroleum Corp.
1,215,000	3.450	(a)(d)	07/15/24	1,071,739
1,125,000	6.450		09/15/36	1,073,055
Apache Corp.(a)
275,000	3.250		04/15/22	261,476
1,375,000	4.250		01/15/44	1,110,635
Canadian Natural Resources Ltd.(a)
1,250,000	3.450		11/15/21	1,155,376
ConocoPhillips Co.(a)
1,510,000	3.350		11/15/24	1,386,603
900,000	4.150		11/15/34	765,930
Devon Energy Corp.(a)
250,000	4.000		07/15/21	231,164
425,000	5.600		07/15/41	332,943
825,000	4.750		05/15/42	609,245
Dolphin Energy Ltd.(c)
415,164	5.888		06/15/19	437,375
Halliburton Co.(a)
1,425,000	3.375		11/15/22	1,402,514
1,475,000	3.800		11/15/25	1,442,164
Marathon Oil Corp.(a)
825,000	2.700		06/01/20	728,035
Pioneer Natural Resources Co.(a)
1,450,000	3.450		01/15/21	1,344,712
Valero Energy Corp.
1,400,000	3.650		03/15/25	1,318,551

				14,671,517

Food & Beverage – 2.5%
Amazon.com, Inc.(a)
2,650,000	3.300		12/05/21	2,712,889
CVS Health Corp.(a)
1,100,000	4.125		05/15/21	1,163,688
2,100,000	3.500		07/20/22	2,134,203
2,150,000	3.375		08/12/24	2,126,059
Kraft Heinz Foods Co.(a)(c)
1,050,000	2.800		07/02/20	1,043,380
1,550,000	3.950		07/15/25	1,563,766
McDonald’s Corp.(a)
250,000	3.700		01/30/26	250,489
Pernod-Ricard SA(c)
4,600,000	4.450		01/15/22	4,768,742
SABMiller Holdings, Inc.(c)
525,000	4.950		01/15/42	533,236
Suntory Holdings Ltd.(c)
2,550,000	2.550		09/29/19	2,536,401
Walgreens Boots Alliance, Inc.(a)
3,050,000	2.700		11/18/19	3,016,601
1,475,000	3.800		11/18/24	1,428,857
Whole Foods Market, Inc.(a)(c)
975,000	5.200		12/03/25	976,780

				24,255,091

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services – 0.5%
Cigna Corp.(a)
$1,675,000	3.250%		04/15/25	$ 1,619,261
UnitedHealth Group, Inc.
950,000	4.625		07/15/35	987,955
2,000,000	4.750		07/15/45	2,101,433

				4,708,649

Health Care Products – 0.7%
Becton Dickinson & Co.
2,000,000	2.675		12/15/19	2,005,550
Medtronic, Inc.
725,000	2.500		03/15/20	726,411
1,275,000	3.150		03/15/22	1,288,169
Stryker Corp.(a)
1,400,000	3.375		11/01/25	1,382,551
Thermo Fisher Scientific, Inc.(a)
1,025,000	3.650		12/15/25	1,022,799

				6,425,480

Home Construction – 0.3%
MDC Holdings, Inc.
1,950,000	5.625		02/01/20	2,012,505
1,350,000	6.000	(a)	01/15/43	1,067,865

				3,080,370

Life Insurance – 1.2%
AIA Group Ltd.(a)(c)
1,525,000	3.200		03/11/25	1,471,964
Genworth Financial, Inc.
875,000	8.625		12/15/16	914,375
Meiji Yasuda Life Insurance Co.(a)(b)(c)
1,800,000	5.200		10/20/45	1,849,500
Prudential Financial, Inc.(a)(b)
400,000	5.375		05/15/45	398,000
Reliance Standard Life Global Funding II(c)
2,050,000	2.500		01/15/20	2,030,660
Teachers Insurance & Annuity Association of America(c)
1,760,000	4.900		09/15/44	1,777,751
The Northwestern Mutual Life Insurance Co.(c)
2,500,000	6.063		03/30/40	3,003,733

				11,445,983

Lodging(a) – 0.1%
Marriott International, Inc.
1,375,000	2.875		03/01/21	1,363,517

Media - Cable – 1.0%
CCO Safari II LLC(a)(c)
350,000	3.579		07/23/20	348,223
1,975,000	4.908		07/23/25	1,964,865
Comcast Corp.(a)
3,075,000	3.375		08/15/25	3,106,917
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,450,000	3.800		03/15/22	2,478,884
500,000	4.450	(a)	04/01/24	512,661
675,000	3.950	(a)	01/15/25	666,620
Time Warner Cable, Inc.
425,000	5.000		02/01/20	449,040
202,000	7.300		07/01/38	217,708
275,000	5.875	(a)	11/15/40	260,720

				10,005,638

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 0.8%
21st Century Fox America, Inc.(a)
$2,900,000	3.700%		09/15/24	$ 2,915,550
NBCUniversal Media LLC
3,850,000	4.375		04/01/21	4,163,445
Time Warner, Inc.(a)
1,000,000	3.875		01/15/26	988,362

				8,067,357

Metals & Mining – 0.7%
Freeport-McMoRan, Inc.(a)
1,175,000	5.400		11/14/34	611,000
Glencore Funding LLC(c)
5,025,000	2.700		10/25/17	4,597,875
2,400,000	2.500		01/15/19	2,004,000

				7,212,875

Noncaptive - Financial – 1.0%
Capital One Financial Corp.(a)
2,475,000	4.200		10/29/25	2,440,445
GE Capital Trust I(a)(b)
1,475,000	6.375		11/15/67	1,541,375
General Electric Capital Corp.
337,000	6.150		08/07/37	425,233
International Lease Finance Corp.
4,000,000	5.750		05/15/16	4,050,000
1,400,000	7.125	(c)	09/01/18	1,534,750

				9,991,803

Pharmaceuticals – 2.1%
AbbVie, Inc.(a)
2,600,000	2.500		05/14/20	2,565,921
1,000,000	3.200		11/06/22	987,481
Actavis Funding SCS
2,200,000	2.350		03/12/18	2,202,571
525,000	3.450	(a)	03/15/22	525,960
1,935,000	3.800	(a)	03/15/25	1,926,634
1,225,000	4.850	(a)	06/15/44	1,211,908
Bayer US Finance LLC(c)
3,575,000	3.000		10/08/21	3,605,180
EMD Finance LLC(a)(c)
3,325,000	2.950		03/19/22	3,208,130
Forest Laboratories LLC(a)(c)
3,175,000	4.375		02/01/19	3,326,054
900,000	5.000		12/15/21	977,944

				20,537,783

Pipelines – 1.3%
Columbia Pipeline Group, Inc.(a)(c)
925,000	3.300		06/01/20	906,318
Enbridge, Inc.(a)
700,000	3.500		06/10/24	584,330
Energy Transfer Partners LP(a)
175,000	5.200		02/01/22	160,609
210,000	3.600		02/01/23	174,004
125,000	4.750		01/15/26	107,178
EnLink Midstream Partners LP(a)
1,650,000	4.150		06/01/25	1,269,557

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(a)
$215,000	3.350%		03/15/23	$ 195,872
85,000	3.750		02/15/25	77,140
2,900,000	8.375	(b)	08/01/66	2,595,500
1,350,000	7.000	(b)	06/01/67	1,107,000
Kinder Morgan, Inc.(a)
1,850,000	3.050		12/01/19	1,704,420
Sunoco Logistics Partners Operations LP(a)
475,000	4.250		04/01/24	410,955
Tennessee Gas Pipeline Co.
425,000	8.375		06/15/32	412,655
TransCanada PipeLines Ltd.(a)(b)
975,000	6.350		05/15/67	731,250
Western Gas Partners LP(a)
1,050,000	3.950		06/01/25	884,959
Williams Partners LP(a)
2,350,000	3.900		01/15/25	1,760,086

				13,081,833

Property/Casualty Insurance – 0.8%
ACE INA Holdings, Inc.(a)
575,000	2.875		11/03/22	570,360
575,000	3.350		05/03/26	572,709
Allied World Assurance Co. Holdings Ltd.(a)
1,775,000	4.350		10/29/25	1,740,727
American International Group, Inc.(a)
1,825,000	3.750		07/10/25	1,806,863
Arch Capital Group Ltd.
1,200,000	7.350		05/01/34	1,490,991
The Chubb Corp.(a)(b)
1,125,000	6.375		03/29/67	1,068,750

				7,250,400

Real Estate Investment Trusts – 2.4%
American Campus Communities Operating Partnership LP(a)
3,175,000	3.750		04/15/23	3,090,670
Camden Property Trust
3,575,000	5.700		05/15/17	3,732,772
CubeSmart LP(a)
1,500,000	4.000		11/15/25	1,484,735
HCP, Inc.
2,950,000	6.000		01/30/17	3,079,279
Healthcare Trust of America Holdings LP(a)
2,275,000	3.700		04/15/23	2,207,491
Kilroy Realty LP
2,375,000	6.625		06/01/20	2,691,725
1,500,000	3.800	(a)	01/15/23	1,483,939
National Retail Properties, Inc.(a)
1,150,000	4.000		11/15/25	1,133,700
Select Income REIT(a)
275,000	2.850		02/01/18	274,475
525,000	3.600		02/01/20	527,907
725,000	4.150		02/01/22	699,031
Ventas Realty LP(a)
975,000	3.500		02/01/25	931,291
Welltower, Inc.(a)
1,557,000	4.125		04/01/19	1,624,156

				22,961,171

Schools – 0.3%
Rensselaer Polytechnic Institute
2,600,000	5.600		09/01/20	2,908,760

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – 1.3%
Fidelity National Information Services, Inc.(a)
	$2,575,000	3.625%	10/15/20	$ 2,605,495
Fiserv, Inc.(a)
	1,425,000	2.700	06/01/20	1,410,298
Hewlett Packard Enterprise Co.(a)(c)
	1,625,000	4.900	10/15/25	1,594,457
Intel Corp.(a)
	2,375,000	3.700	07/29/25	2,457,391
Microsoft Corp.(a)
	2,200,000	3.125	11/03/25	2,212,587
Oracle Corp.(a)
	1,600,000	2.500	05/15/22	1,566,083
QUALCOMM, Inc.
	425,000	3.000	05/20/22	418,039

				12,264,350

Tobacco – 3.0%
BAT International Finance PLC(c)
	14,950,000	2.750	06/15/20	14,945,650
Imperial Tobacco Finance PLC(c)
	4,920,000	2.050	02/11/18	4,897,727
Reynolds American, Inc.(a)
	9,050,000	4.450	06/12/25	9,470,479

				29,313,856

Transportation(c) – 0.6%
ERAC USA Finance LLC
	3,525,000	2.350	10/15/19	3,474,667
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,225,000	3.375 (a)	02/01/22	1,189,459
	1,425,000	4.250	01/17/23	1,433,825

				6,097,951

Wirelines Telecommunications – 2.5%
AT&T, Inc.(a)
	1,675,000	3.400	05/15/25	1,602,648
Telefonica Emisiones SAU
	2,350,000	5.462	02/16/21	2,628,727
Verizon Communications, Inc.
	6,181,000	2.625	02/21/20	6,198,866
	3,300,000	4.500	09/15/20	3,537,990
	9,700,000	5.150	09/15/23	10,631,110

				24,599,341

TOTAL CORPORATE OBLIGATIONS (Cost $364,418,453)				$ 359,692,821

Mortgage-Backed Obligations – 38.0%
Adjustable Rate Non-Agency(b) – 1.1%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	$845,132	0.790%	09/20/66	$ 807,581
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	1,475,796	0.167	09/20/66	1,556,411
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	$1,806,114	0.810	09/20/66	1,727,141
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	80,124	0.962	01/20/44	118,107
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	$787,818	0.642	01/19/36	498,189

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	255,930	0.223%	09/21/38	$ 291,542
Leek Finance Number Seventeen PLC Series 2017X, Class A2A
GBP	162,354	0.866	12/21/37	254,799
Leek Finance PLC Series 2017X, Class A2C
EUR	351,767	0.243	12/21/37	407,161
Leek Finance PLC Series 2018X, Class A2B
	$1,748,855	0.605	09/21/38	1,830,557
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	1,228,497	1.093	12/25/46	909,859
Paragon Mortgages PLC Series 2013X, Class A2B
EUR	811,613	0.221	01/15/39	801,004
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	$821,708	1.116	07/20/33	778,458
Thrones PLC Series 2013-1, Class A
GBP	686,805	2.084	07/20/44	1,012,828
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	$56,154	2.453	02/25/33	54,796

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 11,048,433

Collateralized Mortgage Obligations – 1.5%
Interest Only(b)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	$395,240	0.000%	07/25/33	$ —
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	429,294	0.000	08/25/33	1

				1

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB
	93,240	35.959	02/16/32	160,457

Planned Amortization Class – 0.0%
FNMA REMIC Series 2003-134, Class ME
	26,256	4.500	06/25/33	26,986
FNMA REMIC Series 2004-64, Class BA
	16,110	5.000	03/25/34	16,463

				43,449

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 2755, Class ZA
	865,408	5.000	02/15/34	939,392
FHLMC REMIC Series 4273, Class PD
	2,331,405	6.500	11/15/43	2,667,502
FNMA REMIC Series 2011-52, Class GB
	2,241,599	5.000	06/25/41	2,451,834
FNMA REMIC Series 2011-99, Class DB
	2,125,000	5.000	10/25/41	2,317,819
FNMA REMIC Series 2012-111, Class B
	394,772	7.000	10/25/42	448,447
FNMA REMIC Series 2012-153, Class B
	1,315,080	7.000	07/25/42	1,525,942
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	26,402	1.840	10/07/20	26,402
NCUA Guaranteed Notes Series A4
	3,500,000	3.000	06/12/19	3,648,474

				14,025,812

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 14,229,719

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 2.1%
Sequential Fixed Rate – 1.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
$800,000	2.373%	05/25/22	$ 794,191
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
9,000,000	5.509	04/15/47	9,148,629

			9,942,820

Sequential Floating Rate(b) – 1.1%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
10,177,522	6.259	12/10/49	10,808,211

			20,751,031

Federal Agencies – 33.3%
Adjustable Rate FNMA(b) – 0.8%
9,797	2.461	06/01/33	10,374
1,443,217	2.450	07/01/34	1,522,073
2,962,721	2.331	09/01/34	3,103,133
2,314,128	2.383	05/01/35	2,447,119
504,826	2.119	06/01/35	526,126

			7,608,825

FHLMC – 1.7%
150	7.000	02/01/16	150
75	7.000	03/01/16	75
4,843	7.500	05/01/16	4,857
225	5.000	01/01/17	233
1,748	5.000	02/01/17	1,808
1,536	5.000	03/01/17	1,569
165	5.000	04/01/17	170
12,085	5.000	09/01/17	12,500
34,875	5.000	10/01/17	36,071
195	7.000	10/01/17	201
25,174	5.000	11/01/17	26,036
10,098	5.000	12/01/17	10,443
15,246	5.000	01/01/18	15,751
38,056	5.000	02/01/18	39,273
26,225	5.000	03/01/18	27,110
17,705	5.000	04/01/18	18,305
11,723	5.000	05/01/18	12,128
9,459	5.000	06/01/18	9,798
21,348	5.000	07/01/18	22,157
5,620	5.000	08/01/18	5,822
31,707	4.500	09/01/18	32,833
3,132	5.000	10/01/18	3,260
5,770	5.000	11/01/18	5,994
65,277	5.000	06/01/19	68,329
105,756	5.000	05/01/23	115,878
311,369	4.500	10/01/23	335,312
55,306	5.500	10/01/25	61,426
31,570	5.500	11/01/25	34,872
6,890	7.000	06/01/26	7,451
20,899	7.500	12/01/30	22,630
13,501	7.500	01/01/31	14,671
547,874	5.500	03/01/33	609,432
24,885	5.000	10/01/33	27,307
70,862	6.500	10/01/33	82,270
970	5.500	12/01/33	1,094
25,630	5.500	09/01/34	28,680
2,221	5.500	12/01/34	2,470
2,149	5.500	03/01/35	2,382

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$5,080	5.000%	04/01/35	$ 5,572
37,391	5.000	07/01/35	40,989
65,502	5.500	11/01/35	72,760
197,549	5.000	12/01/35	218,824
451	5.500	02/01/36	506
85,949	5.500	06/01/36	95,264
72,645	5.500	08/01/37	80,235
392,284	5.000	01/01/38	428,283
207,371	5.500	03/01/38	231,518
76,965	5.500	04/01/38	85,927
117,885	5.500	08/01/38	132,128
2,930	5.500	09/01/38	3,272
6,489	6.500	09/01/38	7,397
14,228	5.500	11/01/38	16,110
22,558	5.500	12/01/38	25,003
982,964	5.000	01/01/39	1,073,200
1,220,243	7.000	02/01/39	1,413,362
6,840	5.500	03/01/39	7,640
267,307	5.000	06/01/39	291,891
9,373	5.500	10/01/39	10,467
21,542	5.500	03/01/40	24,172
44,531	5.500	06/01/40	49,730
25,987	5.000	08/01/40	28,444
7,795	4.500	11/01/40	8,413
20,227	5.000	04/01/41	22,228
22,902	5.000	06/01/41	25,104
10,213,161	3.500	04/01/43	10,528,731

			16,627,918

FNMA – 15.3%
10	7.000	01/01/16	10
4,517,202	2.800	03/01/18	4,605,505
2,798,614	3.740	05/01/18	2,915,048
3,480,000	3.840	05/01/18	3,635,180
33,552	5.000	06/01/18	34,802
231,635	4.500	07/01/18	239,815
16,101	4.500	08/01/18	16,683
458	6.500	10/01/18	523
9,000,000	4.506	06/01/19	9,391,576
2,033,586	3.414	10/01/20	2,145,985
1,447,491	3.619	12/01/20	1,532,695
3,854,145	4.381	06/01/21	4,224,760
149,921	5.500	09/01/23	162,918
47,233	5.500	10/01/23	51,530
437,335	5.000	02/01/24	470,654
228,057	6.000	03/01/26	257,419
152,751	6.000	04/01/27	172,374
65,311	7.000	08/01/27	74,640
2,264	6.500	09/01/27	2,569
507,218	6.000	03/01/28	572,380
253,701	7.000	03/01/28	291,227
4,160	6.500	05/01/28	4,718
18,730	8.000	02/01/31	21,830
101,324	7.000	03/01/31	110,167
1,732	5.500	05/01/33	1,938
25,499	5.000	07/01/33	28,097
59,422	5.000	08/01/33	65,381
2,069	5.000	09/01/33	2,276
11,270	5.500	09/01/33	12,631
1,923	6.500	09/01/33	2,214
21,376	5.000	12/01/33	23,535
758	5.500	12/01/33	849
1,317	5.500	01/01/34	1,477
17,960	5.500	02/01/34	20,134
2,708	5.500	04/01/34	3,058

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$9,354	5.500%	05/01/34	$ 10,500
2,784	6.000	07/01/34	3,182
3,596	5.500	08/01/34	4,058
8,696	5.500	10/01/34	9,795
6,658	5.500	11/01/34	7,499
100,240	5.500	12/01/34	112,895
172,282	6.000	02/01/35	193,311
246,188	5.000	04/01/35	273,423
9,494	5.500	04/01/35	10,693
8,186	5.500	07/01/35	9,221
359	5.500	08/01/35	407
1,572,835	5.000	09/01/35	1,732,340
24,310	5.500	09/01/35	27,442
1,718	5.500	12/01/35	1,948
353	5.500	02/01/36	397
161,240	5.500	03/01/36	181,395
27,486	6.000	03/01/36	31,250
1,348	5.500	04/01/36	1,517
839,990	6.000	04/01/36	949,001
427,576	6.000	10/01/36	482,993
2,867	5.500	01/01/37	3,220
621,858	6.000	01/01/37	702,485
1,222	5.500	02/01/37	1,372
629,423	6.000	02/01/37	710,903
93,345	6.000	03/01/37	105,427
2,608	5.500	04/01/37	2,928
2,473	5.500	05/01/37	2,783
1,121	5.500	06/01/37	1,259
815	5.500	07/01/37	912
590,902	6.000	07/01/37	667,394
50	5.500	08/01/37	56
8,810	6.000	08/01/37	9,950
187,355	6.000	09/01/37	211,608
530,258	6.000	10/01/37	598,900
581,269	6.000	11/01/37	656,108
542	5.500	12/01/37	608
30,322	5.000	02/01/38	32,732
1,296	5.500	02/01/38	1,454
7,046	5.500	03/01/38	7,905
40,528	6.000	03/01/38	45,970
82,839	5.000	04/01/38	91,126
340,032	6.000	04/01/38	384,073
1,554	5.500	05/01/38	1,743
669,416	6.000	05/01/38	756,072
7,634	5.500	06/01/38	8,561
76,441	6.000	06/01/38	86,336
5,588	5.500	07/01/38	6,271
2,833	5.500	08/01/38	3,153
3,240	5.500	09/01/38	3,636
411,746	6.000	11/01/38	464,997
4,636	5.500	12/01/38	5,196
68,454	5.000	02/01/39	75,316
101,787	6.000	02/01/39	114,970
779,001	7.000	03/01/39	902,228
48,451	4.500	04/01/39	52,891
489,720	6.000	04/01/39	553,115
15,568	4.500	05/01/39	17,007
17,232	5.500	06/01/39	19,327
10,219	4.500	07/01/39	11,164
93,770	4.500	08/01/39	102,436
531,978	6.000	09/01/39	600,843
270,412	6.000	10/01/39	305,460
15,710	5.500	11/01/39	17,630
518,695	6.000	11/01/39	586,265
667,149	4.500	12/01/39	728,808

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$66,699	6.000%	04/01/40		$ 75,338
455,737	5.000	06/01/40		501,986
142,308	5.000	07/01/40		156,750
762,001	6.000	10/01/40		860,642
435,811	5.000	11/01/40		479,513
484,253	6.000	04/01/41		546,940
1,209,621	4.500	05/01/41		1,309,474
347,077	6.000	05/01/41		392,005
250,193	4.500	08/01/41		271,244
606,752	5.000	07/01/42		668,325
1,182,649	3.000	08/01/42		1,186,678
100,987	3.000	09/01/42		101,346
312,633	3.000	11/01/42		313,831
5,180,431	3.000	12/01/42		5,199,571
1,712,188	3.000	01/01/43		1,721,333
212,339	3.000	02/01/43		213,459
1,351,354	3.000	03/01/43		1,358,481
2,266,721	3.000	04/01/43		2,278,674
427,620	3.500	04/01/43		441,505
1,636,552	3.000	05/01/43		1,645,181
157,378	3.000	06/01/43		158,208
1,397,575	3.000	07/01/43		1,405,817
9,468,422	3.500	07/01/43		9,775,858
2,996,010	3.500	08/01/43		3,093,290
2,028,664	5.000	05/01/44		2,233,250
3,528,210	3.500	10/01/45		3,643,319
2,364,436	3.500	11/01/45		2,441,577
20,107,353	3.500	12/01/45		20,763,365
30,000,000	3.500	TBA-30yr	(f)	30,935,938
6,000,000	4.000	TBA-30yr	(f)	6,347,813
4,000,000	5.000	TBA-30yr	(f)	4,402,500

				149,725,674

GNMA – 15.5%
1,185,567	3.950	07/15/25		1,272,405
15,768	6.000	11/15/38		17,996
189,753	5.000	07/15/40		210,541
364,734	5.000	01/15/41		404,692
15,673,724	4.000	10/20/43		16,657,617
1,962,357	4.000	01/20/44		2,086,915
5,338,297	4.000	09/20/44		5,673,473
1,734,085	4.000	08/20/45		1,844,566
11,820,190	4.000	09/20/45		12,573,265
11,461,282	4.000	10/20/45		12,202,235
7,774,307	4.000	11/20/45		8,276,425
2,000,000	3.500	TBA-30yr	(f)	2,085,000
83,000,000	4.000	TBA-30yr	(f)	88,122,660
				151,427,790

TOTAL FEDERAL AGENCIES				$ 325,390,207

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $371,001,928)				$ 371,419,390

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 3.5%
FHLB
$6,800,000	2.125%	06/09/23	$ 6,675,893
3,500,000	3.375	09/08/23	3,747,572
750,000	3.375	12/08/23	799,166
2,400,000	5.000	09/28/29	2,864,782
FNMA(g)
4,200,000	6.250	05/15/29	5,708,100
Private Export Funding Corp.
7,000,000	5.450	09/15/17	7,469,280
Small Business Administration
34,092	6.300	06/01/18	35,976
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,879,025
1,400,000	4.625	09/15/60	1,471,763

TOTAL AGENCY DEBENTURES (Cost $33,955,735)			$ 34,651,557

Asset-Backed Securities – 9.3%
Collateralized Loan Obligations(c) – 5.6%
B&M CLO Ltd. Series 2014-1A, Class A1(b)
$3,700,000	1.689%	04/16/26	$ 3,626,614
B&M CLO Ltd. Series 2014-1A, Class A2(b)
650,000	2.239	04/16/26	619,548
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1(b)
3,400,000	1.817	04/18/26	3,345,926
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B(b)
6,950,000	1.714	04/28/25	6,832,656
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2(b)
1,750,000	2.294	04/28/25	1,670,259
Madison Park Funding X Ltd. Series 2012-10A, Class A1A(b)
4,700,000	1.657	01/20/25	4,650,838
Magnetite VIII Ltd. Series 2014-8A, Class A(b)
5,750,000	1.769	04/15/26	5,721,808
Magnetite VIII Ltd. Series 2014-8A, Class B(b)
1,200,000	2.289	04/15/26	1,182,124
Shackleton CLO Ltd. Series 2014-5A, Class A(b)
7,800,000	1.811	05/07/26	7,715,284
Shackleton CLO Ltd. Series 2014-5A, Class B1(b)
1,700,000	2.311	05/07/26	1,652,412
SPS Servicer Advance Receivables Trust Series 2015-T2, Class AT2
4,850,000	2.620	01/15/47	4,843,477
Trinitas CLO Ltd. Series 2014-1A, Class A1(b)
2,950,000	1.819	04/15/26	2,906,136
Trinitas CLO Ltd. Series 2014-1A, Class B1(b)
750,000	2.189	04/15/26	714,707
Whitehorse VIII Ltd. Series 2014-1A, Class A(b)
7,500,000	1.800	05/01/26	7,372,320
Whitehorse VIII Ltd. Series 2014-1A, Class B(b)
1,650,000	2.350	05/01/26	1,567,510

			54,421,619

Credit Card – 0.3%
Discover Card Execution Note Trust Series 2015-A2, Class A
2,700,000	1.900	10/17/22	2,659,500

Home Equity(b) – 0.5%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
150,785	0.551	12/15/29	139,749
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B
5,798,069	0.305	11/15/36	5,031,191
Impac CMB Trust Series 2004-08, Class 1A
333,024	0.941	10/25/34	271,238

			5,442,178

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – 2.9%
Chase Education Loan Trust Series 2007-A, Class A3
	$845,385	0.673%	12/28/23	$ 830,074
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)
	4,314,330	1.222	10/25/56	4,170,956
Educational Funding of the South, Inc. Series 2011-1, Class A2
	4,327,860	0.970	04/25/35	4,204,510
EFS Volunteer No 3 LLC Series 2012-1, Class A2(c)
	4,750,000	1.422	02/25/25	4,745,747
Nelnet Student Loan Trust Series 2006-1, Class A5
	4,200,000	0.488	08/23/27	4,101,061
Nelnet Student Loan Trust Series 2013-5A, Class A(c)
	851,520	1.052	01/25/37	829,291
Northstar Education Finance, Inc. Series 2004-2, Class A3
	886,230	0.493	07/30/18	880,779
Scholar Funding Trust Series 2010-A, Class A(c)
	2,020,385	1.073	10/28/41	1,971,620
SLC Student Loan Trust Series 2006-2, Class A5
	4,250,000	0.612	09/15/26	4,083,680
SLM Student Loan Trust Series 2005-3, Class A5
	2,571,991	0.410	10/25/24	2,517,601

				28,335,319

TOTAL ASSET-BACKED SECURITIES (Cost $92,567,693)				$ 90,858,616

Foreign Debt Obligations – 2.5%
Sovereign – 2.2%
Italy Buoni Poliennali Del Tesoro
EUR	2,394,079	2.350%	09/15/19	$ 2,848,152
	1,090,000	3.750	05/01/21	1,372,120
Republic of Chile
	$230,000	3.125	03/27/25	230,345
	390,000	3.625	10/30/42	339,885
Republic of Colombia
	1,750,000	4.000	02/26/24	1,666,875
	860,000	4.500	01/28/26	827,750
	200,000	5.625	02/26/44	182,500
Republic of Indonesia
	200,000	5.875	01/15/24	213,750
	380,000	4.125	01/15/25	361,000
	420,000	4.125 (c)	01/15/25	399,000
	200,000	5.250	01/17/42	180,500
	510,000	6.750	01/15/44	545,700
	540,000	5.125	01/15/45	486,675
Republic of Turkey
	2,770,000	4.250	04/14/26	2,596,875
Spain Government Bond(c)
EUR	1,710,000	5.500	04/30/21	2,312,372
	10,000	4.400	10/31/23	13,286
Spain Government Inflation Linked Bond(c)
	1,052,720	0.550	11/30/19	1,172,987
United Mexican States
	$20,000	6.050	01/11/40	21,900
	3,750,000	4.750	03/08/44	3,416,250
	1,340,000	5.550	01/21/45	1,370,150
	920,000	4.600	01/23/46	816,500
	60,000	5.750	10/12/49	55,950

				21,430,522

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Supranational – 0.3%
Inter-American Development Bank
$2,700,000	1.000%	02/27/18	$ 2,661,482

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $25,127,694)			$ 24,092,004

Municipal Debt Obligations – 0.9%
California – 0.6%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$ 1,325,602
1,650,000	7.550	04/01/39	2,396,641
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,967,930

			5,690,173

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,402,931

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	1,976,981

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,444,100)			$ 9,070,085

Government Guarantee Obligations(h) – 2.8%
Hashemite Kingdom of Jordan Government AID Bond
$7,400,000	2.503%	10/30/20	$ 7,554,081
Israel Government AID Bond
7,827,000	5.500	09/18/23	9,445,800
1,200,000	5.500	12/04/23	1,451,323
2,400,000	5.500	04/26/24	2,909,957
4,700,000	5.500	09/18/33	6,079,460

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $26,595,881)			$ 27,440,621

U.S. Treasury Obligations – 12.2%
United States Treasury Bonds
$7,900,000	3.625%	08/15/43	$ 8,903,062
3,200,000	3.750	11/15/43	3,688,000
32,450,000	3.000	11/15/44	32,349,082
United States Treasury Inflation Protected Securities
11,832,908	0.125	04/15/17	11,808,887
11,317,900	0.125	04/15/18	11,300,244
10,935,614	0.375 (g)	07/15/23	10,701,483
6,788,738	0.625	01/15/24	6,720,850
3,046,423	2.500	01/15/29	3,616,195
3,132,996	1.375	02/15/44	3,199,573
United States Treasury Notes
7,600,000	2.125	12/31/21	7,668,475
3,600,000	1.750	02/28/22	3,549,672
7,800,000	1.875	05/31/22	7,726,524
800,000	2.125	06/30/22	804,216
1,800,000	2.000	07/31/22	1,795,356
5,500,000	1.875	10/31/22	5,430,700

TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,992,760)			$ 119,262,319

Shares	Distribution Rate	Value
Investment Company(i) – 2.9%
Goldman Sachs Financial Square Government Fund - FST Shares
28,469,343	0.185%	$ 28,469,343
(Cost $28,469,343)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS AND REPURCHASE AGREEMENTS (Cost $1,069,573,587)		$1,064,956,756

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.6%
Commercial Paper – 0.6%
Autozone, Inc.
$300,000	0.507%	01/04/16	$ 299,987
Dominion Resources, Inc.
5,000,000	0.518	01/05/16	4,999,717

TOTAL SHORT-TERM INVESTMENTS (Cost $5,299,704)			$ 5,299,704

TOTAL INVESTMENTS – 109.5% (Cost $1,074,873,291)			$1,070,256,460

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreement – 0.1%
Royal Bank of Canada Reverse Repurchase Agreement
$(1,233,225)	1.500%	05/07/16	$ (1,233,225)
(Cost $(1,233,225))

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.3)%			(91,396,094)

NET ASSETS – 100.0%			$ 977,627,141

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $174,445,499, which represents approximately 17.8% of net assets as of December 31, 2015.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2015, the value of securities pledged amounted to $1,071,739.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $131,893,911 which represents approximately 13.5% of net assets as of December 31, 2015.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,440,621, which represents approximately 2.8% of net assets as of December 31, 2015.

(i)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	AUD	515,348	EUR	337,117	$374,104	03/16/16	$7,018
	EUR	599,711	GBP	423,635	653,025	03/16/16	28,422
	SEK	19,723,011	EUR	2,126,771	2,341,678	03/16/16	25,837
	SEK	2,042,807	USD	240,514	242,539	03/16/16	2,025
Barclays Bank PLC	CAD	701,971	EUR	464,614	507,418	03/16/16	1,500
	SEK	5,584,843	EUR	605,200	663,079	03/16/16	4,077
	USD	842,000	CAD	1,135,416	820,733	03/16/16	21,267
	USD	436,252	EUR	399,996	435,556	03/16/16	696
BNP Paribas SA	AUD	707,498	USD	505,292	513,591	03/16/16	8,299
	EUR	348,262	USD	369,002	379,223	03/16/16	10,221
	JPY	307,980,990	USD	2,514,000	2,567,276	03/16/16	53,276
	SEK	7,083,327	EUR	764,000	840,991	03/16/16	9,072
	USD	470,377	AUD	645,178	468,352	03/16/16	2,026
	USD	1,613,273	EUR	1,475,996	1,607,211	03/16/16	6,062
	USD	1,096,802	GBP	730,544	1,077,108	03/16/16	19,693
Citibank NA	GBP	532,499	EUR	720,000	785,113	03/16/16	1,105
	SEK	17,957,251	EUR	1,932,325	2,132,034	03/16/16	27,925
	SEK	6,455,494	USD	764,869	766,450	03/16/16	1,581
	USD	503,185	AUD	690,714	501,407	03/16/16	1,778
	USD	699,049	CAD	929,000	671,393	01/07/16	27,656
	USD	2,453,945	EUR	2,224,177	2,421,905	03/16/16	32,040
HSBC Bank PLC	CAD	568,079	USD	409,067	410,635	03/16/16	1,568
	SEK	7,542,837	EUR	814,632	895,548	03/16/16	8,496
	USD	335,153	SEK	2,813,004	333,983	03/16/16	1,170
Royal Bank of Scotland PLC	EUR	504,000	USD	545,688	548,282	02/10/16	2,594
Standard Chartered Bank	AUD	1,175,000	USD	832,323	852,963	03/16/16	20,640
	CAD	526,435	USD	378,313	380,533	03/16/16	2,220
	SEK	12,806,386	EUR	1,379,962	1,520,480	03/16/16	17,839
	USD	440,524	AUD	604,319	438,691	03/16/16	1,833
	USD	641,733	CAD	870,526	629,258	03/16/16	12,475
	USD	378,140	SEK	3,147,688	373,720	03/16/16	4,420
State Street Bank and Trust	AUD	1,034,265	USD	741,594	750,800	03/16/16	9,206
	EUR	3,177,328	USD	3,457,584	3,459,791	03/16/16	2,207
	NZD	615,599	USD	404,233	419,059	03/16/16	14,826
	SEK	20,018,811	EUR	2,163,076	2,376,799	03/16/16	21,427
	SEK	2,181,055	USD	258,257	258,953	03/16/16	696
	USD	1,673,825	AUD	2,300,000	1,669,629	03/16/16	4,196
	USD	376,231	NZD	551,687	375,553	03/16/16	678
Westpac Banking Corp.	AUD	2,333,000	USD	1,679,317	1,693,584	03/16/16	14,268
	USD	1,121,517	EUR	1,022,358	1,112,182	02/10/16	9,334
	USD	5,945,409	GBP	3,929,589	5,793,220	01/13/16	152,189

TOTAL							$593,858

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	CAD	1,098,151	USD	807,483	$793,797	03/16/16	$(13,687)
	EUR	536,905	AUD	819,235	584,635	03/16/16	(10,068)
	GBP	247,542	JPY	44,737,264	364,974	03/16/16	(7,948)
	USD	837,219	AUD	1,155,000	838,444	03/16/16	(1,225)
	USD	1,678,000	CAD	2,347,077	1,696,580	03/16/16	(18,580)
	USD	10,397,743	EUR	9,594,669	10,437,654	02/10/16	(39,911)
	USD	472,444	NZD	697,576	474,864	03/16/16	(2,420)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued0

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Barclays Bank PLC	CAD	1,221,260	USD	901,083	$882,785	03/16/16	$(18,297)
	EUR	536,905	AUD	822,605	584,635	03/16/16	(12,514)
	GBP	244,054	USD	369,136	359,832	03/16/16	(9,304)
	USD	2,941,555	JPY	361,840,715	3,016,241	03/16/16	(74,686)
	USD	669,065	NZD	1,002,862	682,683	03/16/16	(13,618)
BNP Paribas SA	CAD	1,416,294	EUR	957,066	1,023,766	03/16/16	(18,382)
	GBP	274,721	USD	407,584	405,046	03/16/16	(2,538)
	NOK	6,255,186	USD	717,289	706,153	03/16/16	(11,136)
	USD	837,055	AUD	1,175,937	853,643	03/16/16	(16,587)
	USD	775,303	EUR	712,352	775,680	03/16/16	(377)
	USD	1,220,661	JPY	148,698,255	1,239,523	03/16/16	(18,861)
	USD	2,280,186	NZD	3,421,999	2,329,473	03/16/16	(49,287)
Citibank NA	AUD	618,559	USD	451,038	449,028	03/16/16	(2,010)
	CAD	1,279,700	USD	940,909	925,029	03/16/16	(15,881)
	USD	839,504	AUD	1,172,000	850,785	03/16/16	(11,281)
	USD	836,000	CAD	1,164,030	841,417	03/16/16	(5,417)
	USD	1,976,359	JPY	238,869,018	1,991,171	03/16/16	(14,812)
	USD	470,377	NZD	710,539	483,688	03/16/16	(13,311)
	USD	982,632	SEK	8,292,578	984,564	03/16/16	(1,931)
Credit Suisse International (London)	GBP	938,141	USD	1,394,247	1,383,060	01/13/16	(11,186)
Deutsche Bank AG (London)	USD	697,496	SEK	6,058,202	717,995	01/15/16	(20,500)
HSBC Bank PLC	CAD	539,012	USD	403,282	389,624	03/16/16	(13,658)
	GBP	611,132	USD	915,017	901,047	03/16/16	(13,970)
	NOK	6,711,418	USD	771,503	757,658	03/16/16	(13,845)
	USD	344,549	AUD	475,486	345,167	03/16/16	(618)
	USD	3,249,000	JPY	393,028,427	3,276,217	03/16/16	(27,217)
Standard Chartered Bank	CAD	1,041,134	USD	773,103	752,582	03/16/16	(20,521)
	GBP	635,750	USD	948,371	937,346	03/16/16	(11,025)
	NOK	6,529,626	USD	747,274	737,135	03/16/16	(10,138)
	USD	371,465	JPY	45,469,857	379,029	03/16/16	(7,564)
	USD	541,059	SEK	4,597,936	545,905	03/16/16	(4,846)
State Street Bank and Trust	CAD	4,602,675	USD	3,368,000	3,327,035	03/16/16	(40,965)
	GBP	1,991,000	USD	3,018,316	2,935,244	01/13/16	(83,072)
	GBP	645,783	USD	966,304	952,138	03/16/16	(14,166)
	NOK	12,255,788	USD	1,439,715	1,383,567	03/16/16	(56,148)
	USD	2,508,879	AUD	3,487,000	2,531,302	03/16/16	(22,423)
	USD	371,642	JPY	45,633,981	380,397	03/16/16	(8,754)
	USD	2,499,172	NZD	3,736,142	2,543,320	03/16/16	(44,150)
Westpac Banking Corp.	USD	929,177	JPY	113,919,000	948,359	01/28/16	(19,183)

TOTAL							$(848,018)

FORWARD SALES CONTRACTS — At December 31, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	01/13/16	$(6,000,000)	$(5,998,593)
FNMA	3.000	TBA-30yr	02/11/16	(9,000,000)	(8,979,961)

TOTAL (Proceeds Receivable: $14,976,777)					$(14,978,554)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	348	March 2016	$28,266,686	$86,153
Australian 10 Year Government Bonds	29	March 2016	2,681,527	5,720
Eurodollars	1	March 2017	246,550	(1,027)
Italian 10 Year Government Bonds	55	March 2016	8,243,649	52,561
Ultra Long U.S. Treasury Bonds	89	March 2016	14,123,188	22,827
5 Year German Euro-Bobl	28	March 2016	3,976,157	5,447
10 Year German Euro-Bund	(37)	March 2016	(6,349,923)	(22,941)
2 Year U.S. Treasury Notes	371	March 2016	80,593,954	(131,241)
5 Year U.S. Treasury Notes	595	March 2016	70,400,586	(113,533)
10 Year U.S Treasury Notes	(372)	March 2016	(46,837,125)	224,639
20 Year U.S. Treasury Bonds	(23)	March 2016	(3,536,250)	(8,823)

TOTAL				$119,782

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(b)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	3,020	01/04/18	6 month BP	0.845%	$808	$10,712
	SEK	194,800	03/16/18	0.050%	3 month STIBOR	86,228	(37,195)
	CAD	9,220	03/16/18	1.250	6 month CDOR	46,630	6,354
		$5,790	03/16/18	1.500	3 month LIBOR	34,939	(10,259)
	GBP	12,780	03/16/18	6 month BP	1.500	(154,015)	36,081
	EUR	9,960	03/16/19	0.250	6 month EURO	60,660	(7,057)
	CAD	11,600	03/16/21	1.750	6 month CDOR	174,528	41,596
	AUD	5,340	03/16/21	2.500	6 month AUDOR	(19,886)	(6,734)
	SEK	48,250	03/16/21	3 month STIBOR	0.750	(18,773)	36,905
	EUR	8,970	03/16/21	6 month EURO	0.500	(93,537)	32,023
		$33,970	06/24/21	2.923	3 month LIBOR	46,353	348,229
		50,700	09/02/22	2.810	3 month LIBOR	84,714	199,059
	GBP	1,650	12/11/22	6 month BP	1.940	9,137	6,894
	EUR	32,320	05/11/25	1.568	6 month EURO	(83,578)	127,595
		10,740	09/16/25	2.000	6 month EURO	30,410	180,671
	GBP	7,980	09/16/25	6 month BP	2.750	(141,399)	(25,181)
	EUR	7,510	12/16/25	1.500	6 month EURO	(74,630)	4,544
		$35,640	12/16/25	3.000	3 month LIBOR	128,284	(185,281)
	JPY	1,831,750	12/16/25	6 month JYOR	1.000	(154,832)	(90,529)
		902,870	03/16/26	0.500	6 month JYOR	9,520	35,127
	EUR	28,090	03/16/26	1.000	6 month EURO	144,761	(253,647)
		$11,750	03/16/26	3 month LIBOR	2.500	(328,978)	40,263
	NZD	1,930	03/16/26	3 month NZDOR	3.500	17,818	13,190
	SEK	41,930	03/16/26	3 month STIBOR	1.500	43,032	47,618
	AUD	5,910	03/16/26	3.000	6 month AUDOR	(47,570)	5,209
	GBP	1,490	03/16/26	6 month BP	2.250	(67,961)	25,277
	EUR	10,100	03/17/26	1.500	6 month EURO	(118,830)	(2,988)
		$10,700	03/17/26	3 month LIBOR	2.500	129,654	(29,243)
	SEK	14,260	12/15/26	2.750	3 month STIBOR	(976)	(1,143)
	GBP	2,900	12/11/27	2.190	6 month BP	(30,209)	(13,333)
		$8,700	06/24/29	3 month LIBOR	3.218	(21,092)	(354,877)
		11,890	09/02/30	3 month LIBOR	3.005	(26,486)	(170,790)
	GBP	1,480	12/11/32	6 month BP	2.250	23,998	7,335
	EUR	12,440	05/11/35	6 month EURO	1.695	204,093	320,915
		1,410	12/17/35	2.250	6 month EURO	11,543	(10,713)
	GBP	40	12/17/35	6 month BP	2.500	(1,190)	1,006
	EUR	1,050	12/19/45	1.750	6 month EURO	512	1,659
		$1,130	12/19/45	2.750	3 month LIBOR	(4,806)	(2,791)
	JPY	146,470	12/19/45	6 month JYOR	2.000	(24,180)	324
	GBP	5,190	03/16/46	6 month BP	2.250	(383,620)	242,980

TOTAL						$(508,926)	$569,805

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$3,975	1.000%	06/20/16	0.220%	$531	$15,448
Barclays Bank PLC	Markit CMBX Series 7	200	0.500	01/17/47	1.038	(7,601)	495
		2,400	0.500	01/17/47	1.038	(78,989)	(6,278)
	Markit CMBX Series 8	500	0.500	10/17/57	1.116	(21,646)	(2,547)
		2,500	0.500	10/17/57	1.116	(101,754)	(19,488)
Credit Suisse International (London)	Markit CMBX Series 6	100	0.500	05/11/63	0.878	(2,514)	211
		100	0.500	05/11/63	0.878	(2,414)	112
		1,100	0.500	01/17/47	1.038	(41,380)	2,299
	Markit CMBX Series 7	300	0.500	01/17/47	1.038	(11,429)	771
		1,900	0.500	10/17/57	1.116	(87,076)	(5,067)
	Markit CMBX Series 8	700	0.500	10/17/57	1.116	(34,744)	796
Morgan Stanley & Co. International PLC		1,300	0.500	10/17/57	1.116	(57,395)	(5,650)

TOTAL						$(446,411)	$(18,898)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 25	$21,750	(1.000)%	12/20/20	0.888%	$(63,350)	$(57,934)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

INTEREST RATE SWAPTION CONTRACTS

For the period ended December 31, 2015, the Fund had the following interest rate swaptions activities:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2015	$—	$—

Contracts Written	30,000	697,260
Contracts Bought to Close	(30,000)	(697,260)
Contracts Expired	—	—

Contracts Outstanding Decemeber 31, 2015	$—	—

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,075,060,932

Gross unrealized gain	12,339,497
Gross unrealized loss	(17,143,969)

Net unrealized security loss	$(4,804,472)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 41.7%
British Pound – 3.3%
United Kingdom Treasury
GBP	3,400,000	1.750%		07/22/19	$ 5,117,488
	2,000,000	4.500		09/07/34	3,825,844
	350,000	4.250		03/07/36	652,248
	3,120,000	3.250		01/22/44	5,125,320
	2,970,000	3.500		01/22/45	5,112,802
	1,590,000	3.500		07/22/68	3,009,293

					22,842,995

Canadian Dollar – 1.9%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	632,600
Government of Canada
	4,980,000	2.500		06/01/24	3,946,498
	2,340,000	4.000		06/01/41	2,296,792
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,442,706
	1,700,000	2.600		06/02/25	1,255,078
	2,300,000	4.650		06/02/41	2,071,961
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,488,938

					13,134,573

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	477,546

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	691,478

Euro – 17.9%
Federal Republic of Germany
EUR	30,800,000	0.500		02/23/18	34,070,706
	4,770,000	4.750		07/04/34	8,200,248
Government of France
	1,330,000	4.500		04/25/41	2,197,927
Italy Buoni Poliennali Del Tesoro
	3,524,617	2.350		09/15/19	4,193,113
	1,790,000	0.650		11/01/20	1,948,608
	1,030,000	3.750		03/01/21	1,293,512
	960,000	3.750		05/01/21	1,208,473
	2,480,000	5.000		03/01/22	3,349,708
	2,060,000	2.500		12/01/24	2,434,367
	1,520,000	5.000	(a)	03/01/25	2,150,507
	1,230,000	2.000		12/01/25	1,387,778
	2,040,000	3.500	(a)	03/01/30	2,629,814
	190,000	5.000		08/01/34	290,465
Kingdom of Belgium
	4,485,000	3.750	(a)	09/28/20	5,732,104
	40,000	2.250		06/22/23	48,799
	1,670,000	2.600	(a)	06/22/24	2,089,353
Kingdom of The Netherlands(a)
	2,280,000	0.500		04/15/17	2,505,838
	1,080,000	2.750		01/15/47	1,510,069
Republic of Austria(a)
	8,990,000	4.350		03/15/19	11,193,645
Republic of Ireland
	860,000	4.500		04/18/20	1,109,077
	510,000	3.400		03/18/24	660,469

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Italy
EUR	7,086,030	2.150%		11/12/17	$ 7,982,904
	610,000	4.250		09/01/19	756,767
	1,310,000	5.000		08/01/39	2,039,609
Spain Government Bond
	1,480,000	4.500		01/31/18	1,754,914
	2,630,000	1.150		07/30/20	2,920,003
	980,000	5.500	(a)	04/30/21	1,325,219
	360,000	5.400	(a)	01/31/23	501,158
	370,000	4.800	(a)	01/31/24	504,210
	2,230,000	3.800	(a)	04/30/24	2,847,193
	1,400,000	2.750	(a)	10/31/24	1,661,180
	660,000	2.150	(a)	10/31/25	742,022
	5,345,000	5.900	(a)	07/30/26	8,051,931
Spain Government Inflation Linked Bond(a)
	1,102,849	0.550		11/30/19	1,228,843

					122,520,533

Japanese Yen – 13.7%
Government of Japan
JPY	2,402,800,000	0.300		03/20/18	20,133,983
	1,455,500,000	1.300		06/20/20	12,796,581
	2,037,100,000	0.800		09/20/23	17,848,755
	716,000,000	0.400		06/20/25	6,053,490
	1,215,000,000	0.400		09/20/25	10,257,170
	29,000,000	2.200		03/20/31	296,502
	225,000,000	1.700		09/20/32	2,156,795
	214,000,000	1.400		09/20/34	1,935,374
	1,292,200,000	2.500		09/20/34	13,724,767
	271,000,000	2.200		09/20/39	2,759,941
	391,000,000	1.400		09/20/45	3,351,484
	141,600,000	2.000		03/20/52	1,396,562
	82,700,000	1.400		03/20/55	689,796

					93,401,200

Mexican Peso – 0.8%
United Mexican States
MXN	10,772,040	0.000	(b)	01/14/16	623,509
	3,743,860	0.000	(b)	01/21/16	216,581
	6,863,740	0.000	(b)	01/28/16	396,834
	12,105,080	0.000	(b)	02/18/16	698,470
	12,384,260	0.000	(b)	03/10/16	713,724
	14,592,570	0.000	(b)	03/17/16	839,798
	7,154,300	7.750		11/23/34	455,360
	13,763,300	10.000		11/20/36	1,069,432
	1,882,300	8.500		11/18/38	128,297

					5,142,005

Polish Zloty – 0.1%
Poland Government Bond
PLN	980,000	3.250		07/25/19	260,526
	290,000	4.000		10/25/23	80,151
	1,200,000	3.250		07/25/25	313,720

					654,397

South African Rand – 0.2%
Republic of South Africa
ZAR	18,820,000	7.750		02/28/23	1,096,722
	6,569,608	10.500		12/21/26	444,202

					1,540,924

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
South Korean Won – 0.5%
Republic of Korea
KRW	3,819,000,000	5.000%		06/10/20	$ 3,694,188

United States Dollar – 3.1%
Republic of Chile
	$5,930,000	3.125		03/27/25	5,938,895
	150,000	3.625		10/30/42	130,725
Republic of Colombia(d)
	1,510,000	4.000		02/26/24	1,438,275
	2,320,000	4.500		01/28/26	2,233,000
	200,000	5.625		02/26/44	182,500
	1,120,000	5.000		06/15/45	935,200
Republic of Indonesia
	970,000	5.875		01/15/24	1,036,687
	200,000	4.125	(a)	01/15/25	190,000
	1,420,000	4.125		01/15/25	1,349,000
	250,000	5.250		01/17/42	225,625
	1,050,000	6.750		01/15/44	1,123,500
	510,000	5.125		01/15/45	459,638
Republic of Kazakhstan
	550,000	5.125		07/21/25	543,675
Republic of Korea
	660,000	7.125		04/16/19	767,323
Republic of Peru
	580,000	6.550		03/14/37	671,350
Republic of South Africa
	910,000	5.875		09/16/25	930,020
Republic of Turkey
	500,000	5.750		03/22/24	528,000
	430,000	4.250		04/14/26	403,125
United Mexican States
	460,000	4.750		03/08/44	419,060
	1,210,000	5.550		01/21/45	1,237,225
	470,000	5.750		10/12/10	438,275

					21,181,098

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $298,263,313)					$285,280,937

Corporate Obligations – 22.6%
Automotive – 0.6%
BMW US Capital LLC
EUR	350,000	1.125%		09/18/21	$ 381,199
FCE Bank PLC
	750,000	1.625		09/09/16	821,513
Ford Motor Credit Co. LLC
	$2,300,000	3.984		06/15/16	2,325,532
	300,000	4.250		02/03/17	306,635

					3,834,879

Banks – 8.8%
ABN AMRO Bank NV
EUR	3,450,000	2.875	(c)(d)	06/30/25	3,843,806
	$800,000	4.750	(a)	07/28/25	797,360
American Express Credit Corp.
	700,000	2.800		09/19/16	708,916
Bank of America Corp.
EUR	300,000	4.625		08/07/17	348,234
	$1,550,000	5.750		12/01/17	1,653,225
	1,000,000	5.650		05/01/18	1,075,070
	1,400,000	2.600		01/15/19	1,404,859

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
	$600,000	2.650%		04/01/19	$ 601,465
	1,450,000	4.125		01/22/24	1,497,103
	3,200,000	3.875		08/01/25	3,245,878
BBVA Subordinated Capital SAU(c)(d)
EUR	600,000	3.500		04/11/24	676,697
BNP Paribas SA(c)(d)
	150,000	4.730		04/12/49	163,622
Branch Banking & Trust Co.(d)
	$1,250,000	3.625		09/16/25	1,256,983
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
EUR	1,600,000	3.875		07/25/23	1,920,991
Credit Agricole SA(a)
	$1,500,000	2.125		04/17/18	1,503,681
Credit Suisse AG
	950,000	6.500		08/08/23	1,023,625
Dexia Credit Local SA(a)
	2,000,000	1.500		10/07/17	1,999,010
HSBC Holdings PLC
EUR	550,000	3.000		06/30/25	604,054
	$450,000	6.800		06/01/38	553,540
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,610,048
EUR	300,000	6.125	(c)(d)	05/29/23	361,888
	$900,000	5.800	(a)	09/25/23	977,823
	2,800,000	4.125	(c)(d)	11/21/23	2,851,834
Intesa Sanpaolo SpA
EUR	500,000	4.125		01/14/16	543,891
	$800,000	2.375		01/13/17	801,972
	1,700,000	3.875		01/16/18	1,747,106
	900,000	3.875		01/15/19	927,975
	500,000	5.017	(a)	06/26/24	488,609
JPMorgan Chase & Co.
	700,000	3.875		02/01/24	722,029
	2,600,000	3.625		05/13/24	2,631,674
	2,700,000	3.900	(d)	07/15/25	2,777,363
KBC Bank NV(c)(d)
	1,000,000	8.000		01/25/23	1,088,800
KBC Groep NV(c)(d)
EUR	1,600,000	1.875		03/11/27	1,691,643
LBG Capital No.1 PLC
	300,000	7.625		10/14/20	335,806
LBG Capital No.2 PLC
	150,000	8.875		02/07/20	171,163
Lloyds TSB Bank PLC(c)(d)
	1,250,000	11.875		12/16/21	1,499,715
Morgan Stanley, Inc.
	$500,000	5.625		09/23/19	550,568
EUR	900,000	2.375		03/31/21	1,035,243
	$50,000	3.875		04/29/24	50,887
	1,700,000	3.700		10/23/24	1,706,841
EUR	300,000	1.750		01/30/25	319,925
	$350,000	4.000		07/23/25	359,929
	1,000,000	3.950		04/23/27	968,366
	350,000	4.300		01/27/45	333,786
Regions Financial Corp.(d)
	750,000	2.000		05/15/18	744,408
Santander UK Group Holdings PLC(a)
	3,600,000	4.750		09/15/25	3,554,460
	900,000	5.625		09/15/45	900,222
Synchrony Financial(d)
	100,000	1.875		08/15/17	99,433
	250,000	3.000		08/15/19	249,565
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
	1,050,000	1.700		03/05/18	1,041,260

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
UBS Group Funding Jersey Ltd.(a)
	$1,750,000	4.125%		09/24/25	$ 1,748,185
Wells Fargo & Co.
	800,000	3.300		09/09/24	795,448

					60,565,984

Chemicals – 0.4%
Bayer AG(c)(d)
EUR	850,000	3.750		07/01/74	927,247
Eastman Chemical Co.(d)
	$650,000	3.800		03/15/25	629,048
LYB International Finance BV
	150,000	5.250		07/15/43	144,297
LyondellBasell Industries NV(d)
	500,000	5.000		04/15/19	531,823
Monsanto Co.(d)
	650,000	4.400		07/15/44	541,914

					2,774,329

Communications – 2.0%
21st Century Fox America, Inc.
	50,000	4.000		10/01/23	51,491
	600,000	3.700	(d)	09/15/24	603,217
	550,000	3.700	(a)(d)	10/15/25	544,381
America Movil SAB de CV
MXN	5,260,000	6.000		06/09/19	304,352
AT&T, Inc.(d)
	$2,150,000	3.400		05/15/25	2,057,131
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	385,575
CCO Safari II LLC(a)(d)
	$150,000	3.579		07/23/20	149,239
	1,150,000	4.908		07/23/25	1,144,099
Comcast Corp.
	50,000	4.500		01/15/43	49,766
Orange SA
	50,000	5.375		01/13/42	51,968
	250,000	5.500	(d)	02/06/44	266,250
Time Warner Cable, Inc.
	300,000	6.750		07/01/18	327,475
	450,000	5.000		02/01/20	475,454
	100,000	4.125	(d)	02/15/21	102,325
	28,000	7.300		07/01/38	30,177
	100,000	5.500	(d)	09/01/41	90,581
Verizon Communications, Inc.
	2,248,000	2.625		02/21/20	2,254,498
	350,000	4.500		09/15/20	375,241
	750,000	5.150		09/15/23	821,993
	2,850,000	3.500	(d)	11/01/24	2,801,865
	40,000	6.400		09/15/33	46,012
	86,000	6.550		09/15/43	102,077
	505,000	4.522		09/15/48	450,678
	25,000	4.672		03/15/55	21,647

					13,507,492

Consumer Cyclical Services(d) – 0.3%
Visa, Inc.
	900,000	2.800		12/14/22	902,996
	1,400,000	3.150		12/14/25	1,405,182

					2,308,178

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.1%
Roper Technologies, Inc.
	$400,000	2.050%		10/01/18	$ 395,507

Electric – 0.6%
Berkshire Hathaway Energy Co.
	350,000	5.950		05/15/37	398,323
EDP Finance BV
EUR	200,000	4.875		09/14/20	244,291
	350,000	4.125		01/20/21	411,316
	100,000	2.625		01/18/22	108,113
Electricite de France SA(c)(d)
	400,000	4.125		01/22/49	422,854
	700,000	5.000		01/22/49	743,342
Enel Finance International NV
GBP	150,000	5.625		08/14/24	258,722
	100,000	5.750		09/14/40	173,515
Engie(c)(d)
EUR	400,000	3.875		07/10/49	445,328
Exelon Corp.(d)
	$450,000	3.950		06/15/25	449,402
Ruwais Power Co. PJSC(a)
	520,000	6.000		08/31/36	555,750

					4,210,956

Energy – 1.6%
Anadarko Petroleum Corp.(d)
	350,000	3.450		07/15/24	308,732
	400,000	4.500		07/15/44	304,307
Apache Corp.(d)
	100,000	3.250		04/15/22	95,082
	100,000	4.750		04/15/43	86,057
	550,000	4.250		01/15/44	444,254
APT Pipelines Ltd.
EUR	800,000	1.375		03/22/22	826,104
	1,650,000	2.000		03/22/27	1,601,989
Brazil Minas SPE via State of Minas Gerais
	$231,000	5.333		02/15/28	173,827
Buckeye Partners LP(d)
	550,000	4.150		07/01/23	472,000
Columbia Pipeline Group, Inc.(a)
	100,000	2.450		06/01/18	98,670
	150,000	3.300	(d)	06/01/20	146,970
Devon Energy Corp.(d)
	350,000	4.000		07/15/21	323,629
	500,000	3.250		05/15/22	434,660
	200,000	5.600		07/15/41	156,679
	50,000	4.750		05/15/42	36,924
Dolphin Energy Ltd.
	334,040	5.888	(a)	06/15/19	351,911
	224,284	5.888		06/15/19	236,283
Energy Transfer Partners LP(d)
	150,000	3.600		02/01/23	124,288
Enterprise Products Operating LLC(d)
	500,000	3.750		02/15/25	453,763
Halliburton Co.(d)
	550,000	3.375		11/15/22	541,321
	50,000	3.500		08/01/23	48,775
	550,000	3.800		11/15/25	537,756
Kinder Morgan, Inc.(d)
	350,000	3.050		12/01/19	322,458
TOTAL SA(c)(d)
EUR	1,100,000	2.250		02/26/49	1,102,182
	1,400,000	2.625		02/26/49	1,334,311
Williams Partners LP(d)
	$450,000	3.900		01/15/25	337,038

					10,899,970

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial Companies – 0.2%
GE Capital European Funding
EUR	1,200,000	2.875%	06/18/19	$ 1,412,901

Food & Beverage – 1.0%
CVS Health Corp.(d)
	$550,000	2.800	07/20/20	552,521
	300,000	3.500	07/20/22	304,886
	350,000	4.000	12/05/23	363,954
	250,000	3.875	07/20/25	254,493
Kraft Heinz Foods Co.(a)(d)
	600,000	2.800	07/02/20	596,217
	500,000	3.500	07/15/22	504,105
	500,000	3.950	07/15/25	504,441
	150,000	5.000	07/15/35	153,335
	150,000	5.200	07/15/45	155,268
Mead Johnson Nutrition Co.(d)
	800,000	4.125	11/15/25	803,096
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	414,673
	1,050,000	4.250	07/15/22	1,077,933
	885,000	5.500	01/15/42	891,550
Walgreens Boots Alliance, Inc.(d)
EUR	550,000	2.125	11/20/26	556,650

				7,133,122

Health Care - Services – 0.1%
Humana, Inc.(d)
	$150,000	3.850	10/01/24	149,710
UnitedHealth Group, Inc.
	700,000	2.875	12/15/21	696,368

				846,078

Health Care Products – 0.6%
Medtronic, Inc.
	200,000	2.500	03/15/20	200,389
	350,000	3.500	03/15/25	353,406
	300,000	4.625	03/15/45	308,516
Stryker Corp.(d)
	3,250,000	3.375	11/01/25	3,209,493

				4,071,804

Insurance – 0.7%
ACE INA Holdings, Inc.(d)
	400,000	2.875	11/03/22	396,772
AIA Group Ltd.(a)(d)
	750,000	3.200	03/11/25	723,916
Allianz Finance II BV(c)(d)
EUR	100,000	5.750	07/08/41	125,671
Assicurazioni Generali SpA(c)(d)
GBP	50,000	6.416	02/28/49	74,292
Generali Finance BV(c)(d)
	150,000	6.214	12/31/49	223,067
Meiji Yasuda Life Insurance Co.(a)(c)(d)
	$1,250,000	5.200	10/20/45	1,284,375
Prudential Financial, Inc.(c)(d)
	300,000	5.375	05/15/45	298,500
QBE Insurance Group Ltd.(a)
	400,000	2.400	05/01/18	400,358

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Standard Life PLC(c)(d)
GBP	150,000	6.546%		01/06/49	$ 237,162
Teachers Insurance & Annuity Association of America(a)
	$800,000	4.900		09/15/44	808,069

					4,572,182

Metals & Mining – 0.4%
Freeport-McMoRan, Inc.(d)
	950,000	3.550		03/01/22	551,000
	100,000	4.550		11/14/24	57,500
Glencore Finance Canada Ltd.(a)
	1,400,000	4.250		10/25/22	1,057,000
Rio Tinto Finance USA Ltd.
	752,000	9.000		05/01/19	874,548

					2,540,048

Natural Gas – 0.0%
Gas Natural Finance BV
EUR	300,000	1.375		01/21/25	311,435

Noncaptive - Financial – 0.3%
Capital One Financial Corp.(d)
	$1,350,000	4.200		10/29/25	1,331,152
General Electric Capital Corp.
MXN	2,000,000	8.500		04/06/18	125,330
	$350,000	5.550		05/04/20	395,951
	150,000	4.650		10/17/21	165,413

					2,017,846

Pharmaceuticals – 1.6%
AbbVie, Inc.
	1,500,000	1.750		11/06/17	1,497,218
	500,000	2.500	(d)	05/14/20	493,446
	150,000	3.200	(d)	11/06/22	148,122
	300,000	3.600	(d)	05/14/25	295,864
Actavis Funding SCS
	50,000	2.450		06/15/19	49,426
	250,000	3.000	(d)	03/12/20	250,282
	100,000	3.450	(d)	03/15/22	100,183
	850,000	3.800	(d)	03/15/25	846,325
	100,000	4.850	(d)	06/15/44	98,931
EMD Finance LLC(a)(d)
	2,050,000	3.250		03/19/25	1,943,701
Forest Laboratories LLC(a)(d)
	300,000	4.375		02/01/19	314,273
	4,100,000	5.000		12/15/21	4,455,076
Merck KGaA(c)(d)
EUR	150,000	2.625		12/12/74	159,818

					10,652,665

Real Estate Investment Trusts – 1.0%
Gecina SA
	700,000	4.250		02/03/16	763,094
Hammerson PLC(d)
	850,000	2.000		07/01/22	940,549
HCP, Inc.(d)
	$100,000	2.625		02/01/20	98,188
	1,750,000	5.375		02/01/21	1,903,003
	200,000	4.250		11/15/23	199,651
Prologis LP(d)
EUR	100,000	3.000		01/18/22	115,119
Trust F/1401(a)
	$330,000	5.250		12/15/24	327,525

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Ventas Realty LP(d)
	$1,600,000	3.500%		02/01/25	$ 1,528,273
Ventas Realty LP/Ventas Capital Corp.(d)
	200,000	3.250		08/15/22	193,885
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(d)
	350,000	2.700		09/17/19	347,117
	400,000	3.750		09/17/24	397,766

					6,814,170

Restaurants(d) – 0.1%
McDonald’s Corp.
	100,000	2.750		12/09/20	100,089
	500,000	3.700		01/30/26	500,978
	150,000	4.875		12/09/45	151,285

					752,352

Technology – 0.5%
Apple, Inc.
	500,000	3.850		05/04/43	462,485
Fidelity National Information Services, Inc.(d)
	650,000	4.500		10/15/22	662,444
	1,100,000	5.000		10/15/25	1,128,891
Harris Corp.(d)
	250,000	2.700		04/27/20	244,485
Oracle Corp.(d)
	1,050,000	2.950		05/15/25	1,021,743

					3,520,048

Tobacco – 1.3%
BAT International Finance PLC(a)
	800,000	2.750		06/15/20	799,767
	200,000	3.500		06/15/22	205,016
	3,300,000	3.950		06/15/25	3,394,835
Reynolds American, Inc.
	200,000	3.250		06/12/20	202,477
	150,000	4.000		06/12/22	155,732
	2,700,000	4.450	(d)	06/12/25	2,825,447
	250,000	5.700	(d)	08/15/35	272,992
	1,100,000	5.850	(d)	08/15/45	1,217,207

					9,073,473

Transportation(a) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	2,350,000	3.375	(d)	02/01/22	2,281,819
	450,000	4.250		01/17/23	452,787

					2,734,606

TOTAL CORPORATE OBLIGATIONS (Cost $159,228,224)					$154,950,025

Foreign Debt Obligation(e) – 0.2%
Supranational – 0.2%
European Financial Stability Facility
EUR	1,100,000	2.350%		07/29/44	$ 1,358,289
(Cost $1,462,459)

Asset-Backed Securities(c) – 10.2%
Collateralized Loan Obligations(a) – 6.4%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A
	$1,442,114	0.950%		11/01/18	$ 1,429,690
B&M CLO Ltd. Series 2014-1A, Class A1
	1,750,000	1.689		04/16/26	1,715,290

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(a) – (continued)
B&M CLO Ltd. Series 2014-1A, Class A2
$300,000	2.239%	04/16/26	$ 285,945
Callidus Debt Partners CLO Fund VI Ltd. Series 2006-A, Class A1T
2,066,594	0.554	10/23/21	2,024,094
Duane Street CLO IV Ltd. Series 2007-4A, Class A1R
5,005,501	0.569	11/14/21	4,924,557
Greywolf CLO V Ltd. Series 2015-1A, Class A1
1,800,000	1.884	04/25/27	1,780,654
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
1,600,000	1.817	04/18/26	1,574,554
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
3,250,000	1.714	04/28/25	3,195,127
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
850,000	2.294	04/28/25	811,269
Madison Park Funding X Ltd. Series 2012-10A, Class A1A
2,600,000	1.657	01/20/25	2,572,804
Magnetite VIII Ltd. Series 2014-8A, Class A
2,700,000	1.769	04/15/26	2,686,762
Magnetite VIII Ltd. Series 2014-8A, Class B
550,000	2.289	04/15/26	541,807
OFSI Fund V Ltd. Series 2014-7A, Class ACOM
2,850,000	0.000	10/18/26	2,765,925
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A
6,100,000	1.407	04/20/25	5,978,073
Shackleton CLO Ltd. Series 2014-5A, Class A
3,650,000	1.811	05/07/26	3,610,357
Shackleton CLO Ltd. Series 2014-5A, Class B1
800,000	2.311	05/07/26	777,606
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM
1,250,000	0.000	07/15/26	1,208,875
Trinitas CLO Ltd. Series 2014-1A, Class A1
1,550,000	1.819	04/15/26	1,526,953
Trinitas CLO Ltd. Series 2014-1A, Class B1
400,000	2.189	04/15/26	381,177
Whitehorse VIII Ltd. Series 2014-1A, Class A
3,500,000	1.800	05/01/26	3,440,416
Whitehorse VIII Ltd. Series 2014-1A, Class B
750,000	2.350	05/01/26	712,504

			43,944,439

Home Equity – 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)
2,659,199	1.872	10/25/37	2,486,300
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
50,357	7.000	09/25/37	49,955
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
93,385	7.000	09/25/37	93,498

			2,629,753

Student Loans – 3.4%
Access Group, Inc. Series 2004-2, Class A2
1,444,317	0.470	01/25/16	1,437,613
Chase Education Loan Trust Series 2007-A, Class A3
507,231	0.673	12/28/23	498,044
Educational Services of America, Inc. Series 2010-1, Class A1(a)
1,022,327	1.170	07/25/23	1,020,991
Educational Services of America, Inc. Series 2015-2, Class A(a)
3,850,000	1.243	12/25/56	3,831,647
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
701,389	1.343	02/25/42	705,470
Nelnet Student Loan Trust Series 2006-2, Class A5
2,450,000	0.420	01/25/30	2,402,123
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
725,196	1.100	07/27/48	718,679

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loans – (continued)
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	$401,461	1.272%	02/25/43	$ 394,306
Northstar Education Finance, Inc. Series 2004-2, Class A3
	516,968	0.493	07/30/18	513,787
Scholar Funding Trust Series 2010-A, Class A(a)
	1,199,604	1.073	10/28/41	1,170,650
SLC Student Loan Center Series 2011-1, Class A(a)
	903,669	1.642	10/25/27	905,456
SLC Student Loan Trust Series 2006-1, Class A4
	686,869	0.592	12/15/21	684,290
SLC Student Loan Trust Series 2006-1, Class A5
	2,550,000	0.622	03/15/27	2,438,726
SLM Student Loan Trust Series 2005-3, Class A5
	1,525,757	0.410	10/25/24	1,493,492
SLM Student Loan Trust Series 2006-5, Class A5
	3,350,000	0.430	01/25/27	3,251,778
Wachovia Student Loan Trust Series 2006-1, Class A5(a)
	2,269,067	0.440	07/26/27	2,232,409

				23,699,461

TOTAL ASSET-BACKED SECURITIES (Cost $70,734,887)				$ 70,273,653

Mortgage-Backed Obligations – 20.6%
Adjustable Rate Non-Agency(c) – 0.4%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	$169,437	1.744%	09/25/35	$ 149,965
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	882,476	0.417	03/20/46	673,462
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	134,258	2.561	04/20/35	126,229
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	832,823	2.800	08/19/36	673,417
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	1,100,760	1.244	01/25/46	752,791
Sequoia Mortgage Trust Series 2004-10, Class A3A
	207,212	1.178	11/20/34	198,762
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
	441,189	2.692	11/25/34	441,737

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 3,016,363

Collateralized Mortgage Obligations – 2.1%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)(c)
	$639,559	0.790%	09/20/66	$ 611,142
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(a)(c)
	956,700	0.810	09/20/66	914,869
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2(c)
EUR	1,595,640	0.127	09/20/66	1,677,088
EMF-UK PLC Series 2008-1X, Class A1A(c)
GBP	969,826	1.569	03/13/46	1,384,700
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1(c)
	967,126	0.989	09/13/45	1,320,967
FHLMC REMIC Series 4320, Class SD(c)
	$624,646	5.770	07/15/39	101,231
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1(c)
	38,415	1.721	02/25/25	38,402
FNMA REMIC Series 2010-126, Class LS(c)
	2,423,074	4.756	11/25/40	468,009
FNMA REMIC Series 2011-52, Class GB
	969,923	5.000	06/25/41	1,060,890

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2011-99, Class DB
	$875,000	5.000%	10/25/41	$ 954,396
FNMA REMIC Series 2012-111, Class B
	121,468	7.000	10/25/42	137,984
FNMA REMIC Series 2012-153, Class B
	464,146	7.000	07/25/42	538,568
FNMA REMIC Series 2013-121, Class SA(c)
	1,311,847	5.678	12/25/43	216,259
FNMA REMIC Series 2013-96, Class SW(c)
	588,253	5.678	09/25/43	95,006
FNMA REMIC Series 2014-87, Class MS(c)
	2,389,989	5.828	01/25/45	407,338
FNMA REMIC Series 2015-79, Class SA(c)
	952,789	5.828	11/25/45	147,852
FNMA REMIC Series 2015-81, Class SA(c)
	4,564,855	5.278	11/25/45	639,782
FNMA REMIC Series 2015-82, Class MS(c)
	1,249,294	5.278	11/25/45	190,200
FNMA REMIC Series 2015-86, Class BS(c)
	506,665	5.278	11/25/45	75,842
GNMA REMIC Series 2010-20, Class SE(c)
	593,400	5.848	02/20/40	101,395
GNMA REMIC Series 2010-31, Class SA(c)
	889,028	5.348	03/20/40	136,195
GNMA REMIC Series 2012-149, Class MS(c)
	1,165,121	5.848	12/20/42	197,355
GNMA REMIC Series 2013-134, Class DS(c)
	332,907	5.698	09/20/43	54,108
GNMA REMIC Series 2013-152, Class SG(c)
	623,711	5.748	06/20/43	102,563
GNMA REMIC Series 2013-152, Class TS(c)
	572,623	5.698	06/20/43	97,687
GNMA REMIC Series 2013-167, Class SG(c)
	321,385	5.748	11/20/43	51,454
GNMA REMIC Series 2013-181, Class SA(c)
	1,930,380	5.698	11/20/43	308,233
GNMA REMIC Series 2014-133, Class BS(c)
	709,113	5.198	09/20/44	102,288
GNMA REMIC Series 2014-41, Class SA(c)
	379,692	5.698	03/20/44	64,377
GNMA REMIC Series 2015-110, Class MS(c)
	2,312,107	5.308	08/20/45	372,057
GNMA REMIC Series 2015-126, Class HS(c)
	1,693,300	5.798	09/20/45	310,814
GNMA REMIC Series 2015-167, Class AS(c)
	974,508	5.848	11/20/45	146,792
GNMA REMIC Series 2015-168, Class SD(c)
	489,565	5.798	11/20/45	74,866
Leek Finance Number Eighteen PLC Series 2018X, Class A2C(c)
EUR	127,965	0.223	09/21/38	145,771
Leek Finance Number Seventeen PLC Series 2017X, Class A2A(c)
GBP	81,177	0.866	12/21/37	127,400
Leek Finance PLC Series 2017X, Class A2C(c)
EUR	135,295	0.243	12/21/37	156,600
Leek Finance PLC Series 2018X, Class A2B(c)
	$725,135	0.605	09/21/38	759,011
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	3,883	1.840	10/07/20	3,883

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 14,293,374

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 2.7%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(c)
$600,000	5.800%	04/10/49	$ 618,976
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
2,361,698	5.602	06/11/50	2,480,317
Commercial Mortgage Trust Series 2007-C9, Class A1A(c)
3,900,534	5.989	12/10/49	4,068,030
FNMA ACES Series 2012-M8, Class ASQ2
150,035	1.520	12/25/19	150,102
FNMA ACES Series 2012-M8, Class ASQ3
300,000	1.800	12/25/19	300,106
FREMF Mortgage Trust Series 2015-K44, Class B(a)(c)
1,750,000	3.811	01/25/48	1,559,113
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(c)
3,478,111	5.988	08/10/45	3,608,353
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(c)
2,997,166	6.051	07/15/44	3,143,003
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM(c)
150,000	5.478	02/12/44	152,926
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM(c)
250,000	5.931	12/15/44	252,383
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(c)
1,720,518	5.608	05/15/46	1,760,381

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 18,093,690

Federal Agencies – 15.4%
FHLMC – 0.2%
$121	5.000%	09/01/16	$ 123
1,050	5.000	11/01/16	1,086
432	5.000	12/01/16	447
4,099	5.000	01/01/17	4,228
7,679	5.000	02/01/17	7,931
7,306	5.000	03/01/17	7,535
13,536	5.000	04/01/17	13,976
612	5.000	05/01/17	632
229	5.000	06/01/17	237
620	5.000	08/01/17	641
46,772	5.000	09/01/17	48,372
59,863	5.000	10/01/17	61,911
38,218	5.000	11/01/17	39,523
38,440	5.000	12/01/17	39,755
49,967	5.000	01/01/18	51,757
111,659	5.000	02/01/18	115,784
107,609	5.000	03/01/18	111,721
107,190	5.000	04/01/18	111,202
80,272	5.000	05/01/18	83,493
21,469	5.000	06/01/18	22,285
22,925	5.000	07/01/18	23,794
9,285	5.000	08/01/18	9,637
7,815	5.000	09/01/18	8,118
28,825	5.000	10/01/18	30,020
36,176	5.000	11/01/18	37,645
24,395	5.000	12/01/18	25,406
15,854	5.000	01/01/19	16,528
1,583	5.000	02/01/19	1,660
4,190	5.000	03/01/19	4,401
3,783	5.000	01/01/33	4,165
1,033	5.000	06/01/33	1,133
10,053	5.000	07/01/33	11,026
11,991	5.000	08/01/33	13,153
2,180	5.000	10/01/33	2,391
8,834	5.000	11/01/33	9,689
2,736	5.000	12/01/33	3,001
9,397	5.000	02/01/34	10,306

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$3,451	5.000%	03/01/34	$ 3,783
6,053	5.000	04/01/34	6,634
10,905	5.000	05/01/34	11,961
147,379	5.000	06/01/34	161,638
2,108	5.000	11/01/34	2,311
40,767	5.000	04/01/35	44,715
2,940	5.000	11/01/35	3,225
8,435	5.000	02/01/37	9,346
1,063	5.000	11/01/37	1,160
390,478	7.000	02/01/39	452,276
57,768	5.000	01/01/40	63,628

			1,695,389

FNMA – 5.7%
1,126	5.000	04/01/18	1,168
9,586	5.000	05/01/18	9,922
1,422	5.000	06/01/18	1,475
1,252	5.000	11/01/18	1,303
1,492	5.000	03/01/19	1,560
2,075	5.000	04/01/19	2,172
4,000,000	4.506	06/01/19	4,174,034
1,503,085	3.416	10/01/20	1,586,163
1,106,905	3.612	12/01/20	1,172,060
710,379	3.763	12/01/20	756,985
1,927,072	4.375	06/01/21	2,112,380
391,928	3.830	07/01/21	419,987
181,631	5.000	05/01/26	199,768
3,808	5.000	08/01/33	4,189
2,573	5.500	02/01/34	2,885
4,794	5.500	05/01/34	5,382
3,706	5.500	10/01/34	4,173
19,011	5.500	12/01/34	21,411
4,902	5.500	04/01/35	5,521
4,120	5.500	07/01/35	4,640
643,659	4.500	07/01/36	698,722
64,691	4.500	12/01/36	70,184
53,657	4.500	05/01/38	57,941
243,438	7.000	03/01/39	281,946
42,178	4.500	05/01/39	46,076
23,260	4.500	06/01/39	25,410
22,758	4.500	08/01/39	24,861
31,719	4.500	09/01/39	34,252
51,340	4.500	10/01/39	55,440
15,845	4.500	03/01/40	17,111
230,518	4.500	04/01/40	249,387
248,347	5.000	06/01/40	273,549
14,926	4.500	12/01/40	16,148
264,179	4.500	01/01/41	286,284
72,002	4.500	04/01/41	78,026
100,980	4.500	06/01/41	109,316
107,133	4.500	07/01/41	116,197
125,952	5.000	07/01/41	139,099
154,743	4.500	08/01/41	167,706
446,846	4.500	09/01/41	484,653
338,631	4.500	10/01/41	367,283
298,449	4.500	11/01/41	323,421
112,498	4.500	12/01/41	121,785
215,053	4.500	01/01/42	232,893
62,951	4.500	03/01/42	68,228
85,165	4.500	04/01/42	92,213
482,024	3.000	08/01/42	483,667
41,160	3.000	09/01/42	41,307
108,618	3.000	11/01/42	109,004
1,833,301	3.000	12/01/42	1,840,199
527,624	3.000	01/01/43	530,336

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$441,831	3.000%	04/01/43	$ 444,159
	390,678	3.500	07/01/43	403,363
	600,093	3.500	08/01/43	619,578
	1,764,105	3.500	10/01/45	1,821,661
	1,182,218	3.500	11/01/45	1,220,789
	12,053,676	3.500	12/01/45	12,446,934
	1,000,000	2.500	TBA-15yr(f)	1,007,969
	2,000,000	3.500	TBA-30yr(f)	2,058,672
	1,000,000	4.500	TBA-30yr(f)	1,080,000

				39,032,947

GNMA – 9.5%
	561,585	3.950	07/15/25	602,718
	980,393	4.000	02/20/44	1,041,936
	978,590	4.000	08/20/44	1,039,713
	3,900,490	4.000	09/20/44	4,145,390
	1,979,638	4.000	08/20/45	2,105,762
	99,045	3.500	09/20/45	103,355
	17,000,000	3.500	TBA-30yr(f)	17,722,500
	36,000,000	4.000	TBA-30yr(f)	38,221,877

				64,983,251

TOTAL FEDERAL AGENCIES				$105,711,587

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $143,075,518)				$141,115,014

Agency Debenture – 0.4%
FHLMC
	$1,800,000	6.750%	03/15/31	$ 2,582,475
(Cost $2,378,954)

Government Guarantee Obligations(e) – 1.9%
Banca Monte dei Paschi di Siena SpA
EUR	3,500,000	3.500%	03/20/17	$ 3,940,608
Canada Housing Trust No. 1(a)
CAD	5,200,000	2.350	12/15/18	3,917,494
Dexia Credit Local SA
GBP	1,800,000	1.875	07/17/17	2,677,840
Kreditanstalt fuer Wiederaufbau
AUD	3,000,000	6.000	08/20/20	2,480,371

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $15,063,107)				$ 13,016,313

U.S. Treasury Obligations – 5.9%
United States Treasury Bond
	$2,800,000	3.000%	11/15/45	$ 2,792,664
United States Treasury Inflation Protected Securities
	5,334,944	0.375	07/15/23	5,220,723
	5,280,129	0.625	01/15/24	5,227,328
	791,319	0.125	07/15/24	752,869
	777,279	0.375	07/15/25	753,471
	627,234	2.125	02/15/40	741,020
	1,949,193	1.375	02/15/44	1,990,614
United States Treasury Notes
	13,360,000	0.750	12/31/17	13,270,221
	9,200,000	1.750	12/31/20	9,192,456
	300,000	2.250	11/15/25	299,319

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,510,186)				$ 40,240,685

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $730,716,648)				$708,817,391

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 1.5%
Commercial Paper – 0.5%
Barclays Bank PLC
$3,750,000	0.921%	04/13/16	$ 3,750,000

Repurchase Agreements(g) – 1.0%
Joint Repurchase Agreement Account II
6,500,000	0.322	01/04/16	6,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,250,000)			$ 10,250,000

TOTAL INVESTMENTS – 105.0% (Cost $740,966,648)			$719,067,391

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%			(34,416,355)

NET ASSETS – 100.0%			$684,651,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $149,673,181, which represents approximately 21.9% of net assets as of December 31, 2015.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $14,374,602, which represents

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $60,091,018 which represents approximately 8.8% of net assets as of December 31, 2015.

(g)	Joint repurchase agreement was entered into on December 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Currency Abbreviations:
AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	SEK	19,538,880	EUR	2,108,530	$2,319,818	03/16/16	$23,839
	SEK	2,585,078	USD	304,360	306,922	03/16/16	2,562
	USD	914,000	BRL	3,497,826	882,621	01/05/16	31,379
	USD	456,000	CNH	3,007,814	452,860	03/16/16	3,141
	USD	857,320	GBP	573,000	844,749	01/13/16	12,571
	USD	631,145	MXN	10,434,661	604,191	01/28/16	26,955
	USD	720,039	MXN	12,281,194	708,962	03/10/16	11,077
	USD	1,276,129	SGD	1,802,597	1,268,092	03/16/16	8,038
	USD	819,109	TWD	26,865,972	814,153	01/19/16	4,957
Barclays Bank PLC	USD	665,772	CNH	4,434,044	657,977	09/01/16	7,796
	USD	237,079	EUR	217,376	236,701	03/16/16	378
	USD	456,000	ZAR	7,066,785	450,468	03/16/16	5,532
BNP Paribas SA	EUR	303,000	HUF	95,327,436	329,937	03/16/16	1,844
	HUF	187,669,270	USD	638,896	645,909	03/16/16	7,014
	USD	4,963,000	AED	18,258,068	4,961,221	08/11/16	1,779
	USD	256,753	AUD	352,168	255,647	03/16/16	1,106
	USD	4,340,190	CNH	28,384,840	4,244,624	05/26/16	95,565
	USD	5,050,382	CNH	33,193,638	4,955,413	06/13/16	94,969
	USD	4,271,448	CNH	28,394,451	4,215,325	08/26/16	56,123
	USD	3,781,000	CNH	25,206,668	3,738,321	09/09/16	42,679
	USD	402,452	EUR	367,280	399,931	03/16/16	2,521
	USD	1,316,593	KRW	1,529,736,450	1,300,951	01/14/16	15,642
	USD	450,774	MYR	1,938,643	449,275	01/08/16	1,498
	USD	475,712	TWD	15,448,750	468,536	01/08/16	7,176
	USD	477,780	TWD	15,561,303	471,232	01/29/16	6,548
	USD	1,712,427	ZAR	26,361,102	1,693,382	02/05/16	19,045
Citibank NA	CLP	226,755,431	USD	317,118	319,560	01/12/16	2,441
	CLP	520,839,577	USD	730,900	732,650	01/27/16	1,750
	COP	595,940,400	USD	181,451	187,495	01/12/16	6,043
	PLN	1,900,058	EUR	438,691	483,651	03/16/16	5,960
	PLN	14,009,145	USD	3,465,594	3,565,960	03/16/16	100,366
	USD	275,219	AUD	377,789	274,246	03/16/16	973
	USD	15,411,438	CAD	20,481,000	14,801,726	01/07/16	609,712
	USD	1,369,000	CNH	9,008,554	1,356,337	03/16/16	12,663
	USD	417,781	CNH	2,731,992	405,406	09/01/16	12,375
	USD	8,437,970	EUR	7,647,904	8,327,799	03/16/16	110,171
	USD	531,777	KRW	603,327,890	513,084	01/15/16	18,693
	USD	2,209,846	MXN	37,777,095	2,186,268	02/05/16	23,578
	USD	711,664	MXN	12,007,201	694,242	02/18/16	17,422
Credit Suisse International (London)	AUD	280,453	EUR	183,314	203,588	03/16/16	3,977
	CAD	314,267	USD	225,778	227,167	03/16/16	1,389
	GBP	320,108	EUR	433,000	471,965	03/16/16	472
	JPY	110,701,875	USD	906,000	922,792	03/16/16	16,792
	USD	2,665,740	AUD	3,656,758	2,661,726	01/22/16	4,014
	USD	471,629	EUR	432,810	471,287	03/16/16	342
	USD	456,000	RUB	30,568,279	417,325	01/12/16	38,675
	USD	456,000	RUB	31,991,045	436,502	01/14/16	19,498
	USD	228,427	SEK	1,901,309	225,739	03/16/16	2,687
Deutsche Bank AG	COP	1,815,922,047	USD	570,059	571,144	01/15/16	1,085
	KRW	541,819,200	USD	456,000	460,776	01/15/16	4,776
	SEK	5,287,426	EUR	569,580	627,767	03/16/16	7,552
	USD	456,000	CNH	3,001,620	451,927	03/16/16	4,073
	USD	1,035,066	CNH	6,859,815	1,017,942	09/01/16	17,125
	USD	227,326	NZD	333,332	226,911	03/16/16	415

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

HSBC Bank PLC	CAD	342,150	USD	246,378	$247,322	03/16/16	$944
	COP	885,001,022	USD	263,825	277,997	01/27/16	14,172
	KRW	538,670,520	USD	456,000	458,108	01/14/16	2,108
	SEK	9,407,854	EUR	1,016,055	1,116,978	03/16/16	10,597
	USD	458,000	BRL	1,764,353	445,207	01/05/16	12,793
	USD	364,000	CLP	258,156,444	363,812	01/12/16	188
	USD	455,000	CNH	2,971,014	447,319	03/16/16	7,681
	USD	4,251,137	CNH	28,384,840	4,244,624	05/26/16	6,512
	USD	4,271,448	CNH	28,375,229	4,212,471	08/26/16	58,977
	USD	1,245,000	CNH	8,213,136	1,218,764	09/01/16	26,236
	USD	391,563	IDR	5,408,269,417	388,963	01/19/16	2,600
	USD	630,575	MXN	10,531,241	610,420	01/14/16	20,156
	USD	456,000	MYR	1,938,643	450,241	01/04/16	5,759
	USD	818,092	RUB	57,102,797	779,580	01/12/16	38,512
	USD	182,363	SEK	1,530,610	181,727	03/16/16	636
	USD	1,273,200	SGD	1,802,660	1,268,137	03/16/16	5,064
	USD	1,467,048	TWD	48,140,444	1,458,648	01/21/16	8,401
JPMorgan Securities, Inc.	SEK	12,929,734	EUR	1,390,282	1,535,126	03/16/16	21,248
	SEK	3,662,694	USD	434,084	434,865	03/16/16	781
	USD	265,325	AUD	363,893	264,159	03/16/16	1,166
	USD	2,347,374	CAD	3,132,665	2,263,993	01/07/16	83,381
	USD	327,696	CAD	444,340	321,190	03/16/16	6,506
	USD	456,000	CNH	3,005,587	452,524	03/16/16	3,476
	USD	7,681,180	CNH	50,161,945	7,487,882	06/14/16	193,298
	USD	1,280,000	CNH	8,360,802	1,240,676	09/01/16	39,324
	USD	2,122,000	CNH	13,973,537	2,071,628	09/14/16	50,372
	USD	9,846,349	EUR	9,001,381	9,792,239	02/10/16	54,110
	USD	549,931	GBP	366,367	540,168	03/16/16	9,763
	USD	902,068	KRW	1,046,092,622	889,622	01/15/16	12,447
	USD	1,359,000	RUB	96,787,708	1,318,760	01/19/16	40,240
	USD	1,300,996	TWD	42,555,572	1,288,795	02/04/16	12,201
Morgan Stanley & Co.	RUB	85,216,376	USD	1,152,144	1,161,097	01/19/16	8,953
	USD	911,000	BRL	3,461,182	873,374	01/05/16	37,626
	USD	453,000	MXN	7,734,522	446,301	03/16/16	6,699
	USD	833,873	MXN	14,352,207	828,098	03/17/16	5,775
	USD	456,000	RUB	32,037,876	437,388	01/12/16	18,612
Royal Bank of Canada	BRL	3,526,050	USD	884,498	889,743	01/05/16	5,245
	CAD	923,107	EUR	611,916	667,266	03/16/16	950
	USD	453,000	BRL	1,771,447	446,997	01/05/16	6,003
	USD	455,000	CAD	613,485	443,456	03/16/16	11,544
Royal Bank of Scotland PLC	HUF	193,652,268	USD	657,563	666,501	03/16/16	8,939
	PLN	1,851,822	EUR	431,000	471,372	03/16/16	2,057
	SEK	7,717,073	EUR	830,000	916,235	03/16/16	12,448
	TRY	1,394,425	USD	456,000	467,867	03/16/16	11,867
	USD	543,498	CLP	382,449,408	539,041	01/11/16	4,456
	USD	554,841	CLP	393,439,260	554,258	01/15/16	584
	USD	453,000	MXN	7,783,949	449,153	03/16/16	3,847
Standard Chartered Bank	AUD	637,000	USD	451,225	462,415	03/16/16	11,189
	KRW	539,400,120	USD	456,000	458,785	01/08/16	2,785
	USD	66,931	CNH	440,153	66,270	03/16/16	661
	USD	5,050,138	CNH	33,488,981	4,999,504	06/13/16	50,634
	USD	2,212,000	CNH	14,387,555	2,134,998	09/01/16	77,002
	USD	463,033	ILS	1,788,000	460,270	03/16/16	2,763
	USD	4,097,743	KRW	4,655,077,000	3,957,639	01/29/16	140,104
State Street Bank and Trust	AUD	560,983	USD	402,239	407,232	03/16/16	4,993
	EUR	835,000	USD	908,651	909,231	03/16/16	580
	NZD	334,301	USD	219,519	227,570	03/16/16	8,051
	SEK	25,237,253	EUR	2,726,953	2,996,375	03/16/16	26,998
	SEK	2,760,026	USD	326,812	327,693	03/16/16	881
	USD	5,220,324	CNH	34,890,037	5,208,665	06/13/16	11,659
	USD	2,789,791	CNH	18,619,003	2,779,335	06/14/16	10,456
	USD	13,471,000	CNH	89,363,419	13,253,204	09/09/16	217,796
	USD	8,374,000	CNH	54,807,411	8,125,398	09/14/16	248,602

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

UBS AG (London)	AUD	384,277	USD	274,399	$278,957	03/16/16	$4,558
	EUR	746,528	GBP	527,504	812,894	03/16/16	35,146
	JPY	55,990,480	USD	455,000	466,727	03/16/16	11,727
	KRW	542,510,040	USD	456,000	461,363	01/15/16	5,363
	SEK	10,926,489	EUR	1,179,852	1,297,284	03/16/16	12,543
	USD	911,237	AUD	1,252,000	908,859	03/16/16	2,378
	USD	453,429	CNH	2,944,115	447,356	01/11/16	6,073
	USD	2,039,236	CNH	13,276,444	1,998,915	03/16/16	40,321
	USD	1,861,919	CNH	12,372,453	1,847,059	06/13/16	14,860
	USD	1,290,977	KRW	1,514,638,672	1,287,898	01/22/16	3,079
Westpac Banking Corp.	AUD	1,263,000	USD	909,120	916,844	03/16/16	7,724
	USD	830,000	CNH	5,448,846	808,565	09/01/16	21,435
	USD	27,512,106	EUR	25,079,632	27,283,120	02/10/16	228,986
	USD	30,598,609	GBP	20,224,000	29,815,356	01/13/16	783,253
	USD	531,937	KRW	603,466,081	513,202	01/15/16	18,737
	USD	449,889	TWD	14,594,857	442,639	01/08/16	7,253
	USD	203,295	TWD	6,688,719	202,568	02/04/16	733

TOTAL							$4,451,330

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	CAD	322,079	USD	237,776	$232,814	03/16/16	$(4,961)
	EUR	416,000	PLN	1,816,672	452,982	03/16/16	(9,443)
	GBP	125,451	JPY	22,672,340	184,965	03/16/16	(4,028)
	USD	453,041	AUD	625,000	453,703	03/16/16	(663)
	USD	848,000	CAD	1,186,127	857,390	03/16/16	(9,390)
	USD	831,589	KRW	986,265,135	838,760	01/14/16	(7,171)
	USD	631,034	PLN	2,488,986	634,220	01/20/16	(3,187)
	USD	456,000	TWD	15,052,560	456,421	01/11/16	(421)
Barclays Bank PLC	EUR	666,428	AUD	1,021,051	725,673	03/16/16	(15,534)
	GBP	132,630	USD	200,605	195,549	03/16/16	(5,056)
	KRW	532,026,950	USD	455,000	452,458	01/14/16	(2,542)
	TWD	14,907,552	USD	456,000	452,122	01/08/16	(3,878)
	USD	432,422	IDR	6,235,526,000	443,755	02/17/16	(11,333)
	USD	363,927	NZD	545,488	371,332	03/16/16	(7,405)
	USD	1,243,156	TRY	3,725,738	1,250,086	03/16/16	(6,930)
BNP Paribas SA	CNH	28,255,629	USD	4,271,448	4,225,302	05/26/16	(46,146)
	CNH	25,086,935	USD	3,781,000	3,745,179	06/13/16	(35,821)
	CNH	28,384,840	USD	4,314,461	4,213,898	08/26/16	(100,563)
	CNH	33,383,027	USD	5,050,382	4,950,931	09/09/16	(99,452)
	GBP	165,991	USD	246,269	244,736	03/16/16	(1,533)
	MYR	1,938,643	USD	450,847	450,241	01/04/16	(606)
	NOK	1,642,858	USD	188,174	185,464	03/16/16	(2,710)
	USD	821,687	AED	3,025,452	822,099	08/11/16	(412)
	USD	1,396,063	AED	5,139,431	1,396,491	08/15/16	(428)
	USD	466,535	CZK	11,729,150	471,948	01/20/16	(5,414)
	USD	420,523	EUR	386,379	420,728	03/16/16	(205)
	USD	227,585	JPY	27,375,676	228,199	03/16/16	(614)
	USD	236,562	NZD	350,249	238,427	03/16/16	(1,865)
Citibank NA	AUD	362,000	USD	263,961	262,785	03/16/16	(1,176)
	CAD	396,155	USD	292,635	286,360	03/16/16	(6,275)
	HUF	187,967,746	USD	652,983	646,937	03/16/16	(6,046)
	RUB	26,665,395	USD	384,921	364,042	01/12/16	(20,879)
	RUB	83,975,990	USD	1,252,158	1,141,623	01/27/16	(110,536)
	USD	454,134	AUD	634,000	460,237	03/16/16	(6,103)
	USD	453,000	CAD	630,748	455,935	03/16/16	(2,935)
	USD	121,543,312	EUR	111,907,000	121,739,111	02/10/16	(195,799)
	USD	864,063	JPY	104,457,896	870,743	03/16/16	(6,680)
	USD	256,753	NZD	387,844	264,019	03/16/16	(7,266)
	USD	557,432	SEK	4,704,182	558,520	03/16/16	(1,087)
Credit Suisse International (London)	CAD	274,240	USD	200,670	198,234	03/16/16	(2,436)
	CLP	402,169,842	USD	571,792	566,696	01/13/16	(5,096)
	COP	1,283,489,600	USD	407,328	403,811	01/12/16	(3,516)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Credit Suisse International (London) (continued)	EUR	666,428	AUD	1,016,383	$725,673	03/16/16	$(12,145)
	GBP	360,691	USD	538,024	531,800	03/16/16	(6,225)
	RUB	33,476,690	USD	470,000	454,975	01/28/16	(15,025)
	USD	226,168	JPY	27,306,695	227,624	03/16/16	(1,456)
	USD	282,036	NZD	416,566	283,571	03/16/16	(1,535)
Deutsche Bank AG	USD	350,330	COP	1,172,715,724	368,608	01/21/16	(18,279)
	USD	388,968	IDR	5,408,269,417	391,689	01/04/16	(2,721)
	USD	436,459	IDR	6,053,691,000	437,055	01/11/16	(595)
	USD	456,000	JPY	55,858,632	465,628	03/16/16	(9,628)
HSBC Bank PLC	BRL	1,728,285	USD	456,000	436,105	01/05/16	(19,895)
	CAD	294,217	USD	220,129	212,674	03/16/16	(7,455)
	CNH	27,865,028	USD	4,242,986	4,195,385	03/16/16	(47,601)
	CNH	28,238,543	USD	4,271,448	4,222,747	05/26/16	(48,701)
	CNH	28,384,840	USD	4,220,794	4,213,898	08/26/16	(6,896)
	CNH	3,015,934	USD	456,000	447,540	09/01/16	(8,460)
	GBP	348,349	USD	521,420	513,603	03/16/16	(7,817)
	IDR	5,408,269,417	USD	393,329	391,689	01/04/16	(1,640)
	MXN	7,316,263	USD	423,000	422,167	03/16/16	(833)
	NOK	3,646,151	USD	419,137	411,617	03/16/16	(7,520)
	RUB	29,357,458	USD	450,302	400,568	01/14/16	(49,734)
	RUB	29,108,984	USD	411,013	396,618	01/19/16	(14,395)
	RUB	57,102,797	USD	811,725	773,445	02/11/16	(38,279)
	USD	207,761	AUD	286,715	208,134	03/16/16	(373)
	USD	451,722	IDR	6,342,171,525	458,543	01/08/16	(6,821)
	USD	2,045,722	JPY	247,688,570	2,064,689	03/16/16	(18,967)
JPMorgan Securities, Inc.	CAD	566,506	USD	418,905	409,498	03/16/16	(9,407)
	CNH	3,011,618	USD	456,000	453,432	03/16/16	(2,568)
	CNH	13,910,726	USD	2,122,000	2,076,512	06/14/16	(45,489)
	CNH	50,161,945	USD	7,637,906	7,436,691	09/14/16	(201,215)
	MXN	60,288,538	USD	3,522,205	3,478,799	03/16/16	(43,406)
	NOK	3,747,132	USD	428,653	423,017	03/16/16	(5,636)
	RUB	93,043,558	USD	1,379,000	1,270,250	01/12/16	(108,750)
	RUB	29,476,395	USD	441,296	402,191	01/14/16	(39,106)
	RUB	30,163,064	USD	421,625	410,980	01/19/16	(10,645)
	RUB	31,749,559	USD	455,000	432,353	01/21/16	(22,647)
	USD	441,579	IDR	6,237,310,000	447,945	01/22/16	(6,365)
	USD	610,678	IDR	8,778,496,422	624,339	02/19/16	(13,661)
	USD	293,535	SEK	2,493,914	296,098	03/16/16	(2,563)
Morgan Stanley & Co.	BRL	5,292,022	USD	1,368,000	1,335,357	01/05/16	(32,643)
	NOK	1,903,615	USD	218,337	214,901	03/16/16	(3,436)
	RUB	55,217,428	USD	824,879	753,415	01/14/16	(71,465)
	RUB	31,254,218	USD	441,742	425,848	01/19/16	(15,895)
	RUB	53,118,608	USD	746,572	720,962	02/03/16	(25,610)
	USD	455,088	AUD	639,249	464,047	03/16/16	(8,959)
	USD	450,056	BRL	1,784,916	450,395	01/05/16	(340)
	USD	847,000	BRL	3,416,798	853,768	02/02/16	(6,768)
	USD	432,482	IDR	6,029,661,000	433,654	01/19/16	(1,172)
	USD	694,992	NZD	1,043,784	710,540	03/16/16	(15,548)
Royal Bank of Canada	CAD	1,766,483	EUR	1,194,352	1,276,899	03/16/16	(23,631)
	CAD	660,670	USD	487,418	477,564	03/16/16	(9,854)
	EUR	162,750	USD	178,295	177,218	03/16/16	(1,077)
	MXN	37,262,739	USD	2,198,317	2,150,153	03/16/16	(48,164)
	USD	875,580	BRL	3,526,050	881,067	02/02/16	(5,486)
Royal Bank of Scotland PLC	MXN	31,504,417	USD	1,891,112	1,817,883	03/16/16	(73,229)
	USD	453,000	COP	1,505,435,874	473,289	01/19/16	(20,289)
Standard Chartered Bank	CAD	297,984	USD	219,380	215,397	03/16/16	(3,983)
	CNH	5,794,268	USD	880,000	872,391	03/16/16	(7,609)
	CNH	33,694,875	USD	5,050,138	4,997,180	09/09/16	(52,958)
	COP	2,041,069,600	USD	666,646	641,142	01/27/16	(25,504)
	KRW	1,060,541,856	USD	906,000	901,835	01/19/16	(4,165)
	ZAR	6,971,793	USD	456,000	444,413	03/16/16	(11,587)
State Street Bank and Trust	CAD	2,492,660	USD	1,824,000	1,801,814	03/16/16	(22,186)
	CNH	88,955,485	USD	13,471,000	13,279,989	06/13/16	(191,011)
	CNH	54,595,130	USD	8,374,000	8,149,642	06/14/16	(224,358)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust (continued)	CNH	35,119,731	USD	5,220,324	$5,208,496	09/09/16	$(11,829)
	CNH	18,619,003	USD	2,771,618	2,760,335	09/14/16	(11,283)
	GBP	372,693	USD	557,413	549,495	03/16/16	(7,918)
	KRW	1,063,663,260	USD	913,000	904,564	01/15/16	(8,436)
	NOK	6,320,104	USD	742,437	713,482	03/16/16	(28,955)
	USD	1,358,407	AUD	1,888,000	1,370,547	03/16/16	(12,141)
	USD	654,975	DKK	4,549,000	662,827	01/20/16	(7,851)
	USD	201,578	JPY	24,751,802	206,327	03/16/16	(4,748)
	USD	1,148,090	NZD	1,717,128	1,168,908	03/16/16	(20,817)
UBS AG (London)	BRL	1,733,368	USD	455,000	437,388	01/05/16	(17,612)
	CNH	3,011,926	USD	456,000	453,479	03/16/16	(2,522)
	CNH	12,372,453	USD	1,851,055	1,834,919	09/09/16	(16,136)
	EUR	419,000	PLN	1,808,814	456,249	03/16/16	(4,176)
	EUR	887,772	USD	971,747	966,695	03/16/16	(5,053)
	MXN	34,801,638	USD	2,095,916	2,008,141	03/16/16	(87,775)
	USD	1,549,789	JPY	190,628,713	1,589,048	03/16/16	(39,259)
	USD	1,730,359	KRW	2,037,722,895	1,733,179	01/08/16	(2,819)
	USD	548,185	NZD	825,541	561,974	03/16/16	(13,789)
Westpac Banking Corp.	USD	91,158,223	JPY	11,176,180,506	93,040,063	01/28/16	(1,881,840)

TOTAL							$(4,719,881)

FORWARD SALES CONTRACTS — At December 31, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $6,167,539)	3.500%	TBA - 30yr	01/13/16	$(6,000,000)	$(6,188,906)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	490	March 2016	$39,800,794	$111,621
Australian 10 Year Government Bonds	76	March 2016	7,027,449	2,708
Canada 10 Year Government Bonds	3	March 2016	305,680	5,977
French 10 Year Government Bonds	121	March 2016	19,731,084	71,646
Italian 10 Year Government Bonds	33	March 2016	4,946,189	31,478
Ultra Long U.S. Treasury Bonds	98	March 2016	15,551,375	(109,058)
5 Year German Euro-Bobl	65	March 2016	9,230,364	12,141
10 Year German Euro-Bund	60	March 2016	10,297,172	(50,915)
10 Year U.K. Long Gilt	(10)	March 2016	(1,721,423)	14,695
2 Year U.S. Treasury Notes	38	March 2016	8,254,906	(10,158)
5 Year U.S Treasury Notes	176	March 2016	20,824,375	(62,491)
10 Year U.S Treasury Notes	(329)	March 2016	(41,423,156)	191,539
20 Year U.S. Treasury Bonds	(28)	March 2016	(4,305,000)	(9,610)

TOTAL				$199,573

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

MXN 47,600	11/07/16	3.911%	Mexico Interbank TIIE 28 Days	$10	$1,836
20,230	11/08/16	3.920	Mexico Interbank TIIE 28 Days	4	852
40,930	11/09/16	3.900	Mexico Interbank TIIE 28 Days	8	1,227

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
	Notional Amount (000s)(b)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	3,770	01/04/18	6 month BP	0.845%	$1,105	$13,276
	SEK	239,160	03/16/18	0.050%	3 month STIBOR	105,679	(45,480)
	JPY	456,620	03/16/18	0.250	6 month JYOR	11,184	(293)
	CAD	11,720	03/16/18	1.250	6 month CDOR	59,531	7,820
		$7,410	03/16/18	1.500	3 month LIBOR	44,714	(13,130)
	GBP	16,350	03/16/18	6 month BP	1.500	(197,038)	46,160
	EUR	10,130	03/16/18	6 month EURO	0.250	(64,368)	3,598
		12,780	03/16/19	0.250	6 month EURO	77,835	(9,056)
	JPY	205,440	03/16/19	0.250	6 month JYOR	7,208	(251)
	GBP	1,260	03/16/19	1.500	6 month BP	16,856	(10,397)
	JPY	551,820	03/16/21	0.250	6 month JYOR	15,799	585
	CHF	2,640	03/16/21	0.500	6 month CHFOR	6,640	(36,731)
	GBP	1,290	03/16/21	1.750	6 month BP	26,142	(16,738)
	CAD	13,770	03/16/21	1.750	6 month CDOR	207,177	49,377
		$3,650	03/16/21	2.000	3 month LIBOR	49,697	(13,853)
	AUD	6,730	03/16/21	2.500	6 month AUDOR	(25,058)	(8,492)
	SEK	89,030	03/16/21	3 month STIBOR	0.750	(10,798)	44,255
	EUR	5,640	03/16/21	6 month EURO	0.500	(59,233)	20,556
		$44,380	06/24/21	2.923	3 month LIBOR	138,832	376,668
		61,460	09/02/22	2.810	3 month LIBOR	104,123	239,875
	GBP	2,050	12/11/22	6 month BP	1.940	7,145	12,772
		820	03/16/23	2.000	6 month BP	26,430	(13,985)
	EUR	2,930	03/16/23	6 month EURO	0.750	(37,978)	19,377
		40,120	05/11/25	1.568	6 month EURO	(62,491)	117,131
		13,180	09/16/25	2.000	6 month EURO	43,570	215,465
	GBP	9,760	09/16/25	6 month BP	2.750	(170,539)	(33,198)
	EUR	8,870	12/16/25	1.500	6 month EURO	(88,864)	6,086
		$5,550	12/16/25	3 month LIBOR	3.000	(59,154)	(15,805)
	JPY	2,333,730	12/16/25	6 month JYOR	1.000	(208,604)	(103,997)
	CHF	920	03/16/26	0.050	6 month CHFOR	(2,054)	(17,677)
	JPY	1,236,320	03/16/26	0.500	6 month JYOR	13,812	47,323
	EUR	32,660	03/16/26	1.000	6 month EURO	168,313	(294,914)
	GBP	4,250	03/16/26	2.250	6 month BP	203,855	(82,106)
		$15,020	03/16/26	3 month LIBOR	2.500	(420,532)	51,469
	NZD	2,390	03/16/26	3 month NZDOR	3.500	22,027	16,370
	SEK	52,200	03/16/26	3 month STIBOR	1.500	53,572	59,281
	AUD	9,060	03/16/26	3.000	6 month AUDOR	(72,924)	7,986
	CAD	1,860	03/16/26	6 month CDOR	2.500	(79,670)	6,965
	EUR	12,800	03/17/26	1.500	6 month EURO	(150,584)	(3,799)
		$13,600	03/17/26	3 month LIBOR	2.500	164,829	(37,204)
	SEK	16,430	12/15/26	2.750	3 month STIBOR	(1,125)	(1,317)
	GBP	3,600	12/11/27	2.190	6 month BP	(23,789)	(30,263)
		$11,270	06/24/29	3 month LIBOR	3.218	(98,515)	(388,516)
		14,410	09/02/30	3 month LIBOR	3.005	(33,890)	(205,197)
	EUR	350	03/16/31	1.250	6 month EURO	(7,894)	(1,548)
	GBP	1,830	12/11/32	6 month BP	2.250	20,312	18,431
	EUR	15,350	05/11/35	6 month EURO	1.695	240,813	407,007
		1,840	12/17/35	2.250	6 month EURO	15,230	(14,148)
	GBP	20	12/17/35	6 month BP	2.500	(595)	503
	EUR	1,350	12/19/45	1.750	6 month EURO	382	2,409
		$1,400	12/19/45	2.750	3 month LIBOR	(5,913)	(3,499)
	JPY	196,400	12/19/45	6 month JYOR	2.000	(32,575)	587
	EUR	970	03/16/46	1.500	6 month EURO	(22,607)	(8,792)
	GBP	9,510	03/16/46	6 month BP	2.250	(711,248)	453,545

TOTAL						$(795,206)	$838,406

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Citibank NA	People’s Republic of China 7.500% 10/28/27	13,280	(1.000)%	12/20/20	1.094%	$100,075	$(45,538)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	5,400	1.000	06/20/16	0.220	722	20,985
Morgan Stanley & Co. International PLC	CDX North America Investment Grade Index 16	2,650	1.000	06/20/16	0.220	338	10,314

TOTAL						$101,135	$(14,239)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(c)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 25	11,650	1.000%	12/20/20	0.770%	$179,053	$(33,478)
	26,600	1.000	12/20/20	0.888	283,211	(134,900)

TOTAL					$462,264	$(168,378)

(c)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2015 the Fund had following written options:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Value

UBS AG (London) Premium Received $5,782	Call USD/Put CNH	$1,821	01/07/16	6.595%	$(5,390)

For the period ended December 31, 2015, the Fund had the following currency options activities:

CURRENCY OPTIONS CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2015	$—	$—

Contracts Written	16,167	74,513
Contracts Bought to Close	—	—
Contracts Expired	(14,346)	(68,731)

Contracts Outstanding Decemeber 31, 2015	$1,821	5,782

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$741,154,872

Gross unrealized gain	4,054,991
Gross unrealized loss	(26,142,472)

Net unrealized security loss	$(22,087,481)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 22.6%
Airlines(a)(b) – 0.3%
Air Canada
	$24,840,000	6.750%		10/01/19	$ 25,771,500
	28,000,000	8.750		04/01/20	29,960,000

					55,731,500

Automotive – 0.0%
General Motors Co.
	2,200,000	3.500		10/02/18	2,221,560

Banks – 7.7%
ABN AMRO Bank NV
	12,600,000	6.250		04/27/22	13,842,637
GBP	2,940,000	5.000	(a)(c)	02/17/49	4,334,148
American Express Co.(a)(c)
	$10,415,000	6.800		09/01/66	10,467,075
Banco Nacional de Costa Rica
	3,100,000	6.250	(b)	11/01/23	2,976,000
	2,810,000	6.250		11/01/23	2,697,600
Bank of America Corp.
	15,850,000	4.000		04/01/24	16,212,270
	77,450,000	4.000		01/22/25	75,744,850
	135,775,000	3.875		08/01/25	137,721,597
BNP Paribas SA(b)
	27,750,000	4.375		09/28/25	27,176,185
Citigroup, Inc.
	36,650,000	3.300		04/27/25	35,882,282
	61,150,000	4.450		09/29/27	60,783,288
	15,350,000	5.875	(a)(c)	03/27/49	15,215,687
Intesa Sanpaolo SpA
EUR	6,800,000	6.625		09/13/23	8,870,760
	$82,200,000	5.017	(b)	06/26/24	80,327,402
JPMorgan Chase & Co.
	14,825,000	3.875		09/10/24	14,747,880
	35,875,000	3.125	(a)	01/23/25	34,713,633
	103,900,000	3.900	(a)	07/15/25	106,877,034
	16,075,000	5.300	(a)(c)	05/01/49	16,014,719
Lloyds Bank PLC(a)(c)
	17,730,000	9.875		12/16/21	18,940,604
GBP	16,268,000	10.750		12/16/21	26,020,780
Morgan Stanley, Inc.
	$164,350,000	4.000		07/23/25	169,012,419
	14,194,000	4.350		09/08/26	14,222,532
	52,575,000	3.950		04/23/27	50,911,835
PNC Preferred Funding Trust II(a)(b)(c)
	102,100,000	1.735		03/29/49	91,379,500
Royal Bank of Scotland PLC(a)(c)
	118,165,000	9.500		03/16/22	125,492,412
Santander UK PLC(b)
	25,720,000	5.000		11/07/23	26,773,260
Standard Chartered PLC(a)(c)
EUR	15,300,000	4.000		10/21/25	16,765,977
Wells Fargo & Co.
	$9,500,000	3.000		02/19/25	9,199,436
	42,675,000	3.550		09/29/25	43,004,010

					1,256,327,812

Building Materials(a) – 0.1%
HD Supply, Inc.
	20,150,000	11.500		07/15/20	22,316,125

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(a) – 0.1%
Equinix, Inc.
	$11,200,000	5.875%		01/15/26	$ 11,508,000
First Data Corp.(b)
	300,000	5.750		01/15/24	296,625

					11,804,625

Electric(a)(c) – 0.4%
EDP - Energias de Portugal SA
EUR	16,700,000	5.375		09/16/75	17,818,052
Electricite de France SA
	5,100,000	4.125		01/22/49	5,391,393
	3,100,000	4.250		01/29/49	3,360,502
RWE AG
	$36,250,000	7.000		10/12/72	36,329,750

					62,899,697

Energy – 1.0%
Halliburton Co.(a)
	26,525,000	5.000		11/15/45	26,038,793
Petroleos de Venezuela SA
	18,320,000	9.000		11/17/21	7,419,600
	75,120,000	6.000		05/16/24	27,813,180
	74,650,000	6.000		11/15/26	27,527,188
	21,040,000	5.375		04/12/27	7,679,600
	4,610,000	5.500		04/12/37	1,671,125
Seadrill Ltd.(b)
	57,859,000	6.125		09/15/17	29,074,147
TOTAL SA(a)(c)
EUR	7,100,000	2.250		02/26/49	7,114,081
	35,675,000	2.625		02/26/49	34,001,112

					168,338,826

Energy - Exploration & Production – 1.2%
Antero Resources Corp.(a)
	$13,125,000	5.375		11/01/21	10,500,000
	35,150,000	5.625	(b)	06/01/23	27,241,250
Comstock Resources, Inc.(a)(b)(d)
	12,575,000	10.000		03/15/20	5,721,625
EP Energy LLC/Everest Acquisition Finance, Inc.(a)
	24,550,000	6.375		06/15/23	12,336,375
Halcon Resources Corp.(a)(b)(d)
	21,250,000	8.625		02/01/20	14,556,250
Laredo Petroleum, Inc.(a)
	31,000,000	5.625		01/15/22	26,815,000
MEG Energy Corp.(a)(b)
	45,270,000	6.375		01/30/23	31,236,300
RSP Permian, Inc.(a)
	50,000	6.625		10/01/22	45,750
SM Energy Co.(a)
	42,700,000	5.000		01/15/24	28,395,500
Whiting Petroleum Corp.
	8,900,000	1.250	(b)	04/01/20	6,052,000
	29,150,000	5.750	(a)	03/15/21	21,279,500
	21,050,000	6.250	(a)	04/01/23	15,261,250

					199,440,800

Food & Beverage(a) – 0.5%
Bumble Bee Holding, Inc.(b)
	48,571,000	9.000		12/15/17	49,238,851
Sysco Corp.
	18,813,000	4.850		10/01/45	19,409,770
US Foods, Inc.
	6,950,000	8.500		06/30/19	7,175,875

					75,824,496

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 0.5%
MGM Resorts International
	$21,900,000	7.500%		06/01/16	$ 22,283,250
	50,800,000	10.000		11/01/16	53,721,000
	5,000,000	8.625		02/01/19	5,550,000

					81,554,250

Health Care - Services(a) – 0.7%
CHS/Community Health Systems, Inc.
	43,400,000	5.125		08/15/18	43,508,500
	67,350,000	8.000		11/15/19	67,518,375

					111,026,875

Home Construction(a) – 0.0%
Beazer Homes USA, Inc.
	2,350,000	9.125		05/15/19	2,338,250

Media - Cable – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
	6,129,000	7.000		01/15/19	6,251,580
CCO Safari II LLC(a)(b)
	19,200,000	3.579		07/23/20	19,102,545
	28,625,000	4.908		07/23/25	28,478,110
	38,750,000	6.484		10/23/45	38,917,675
DISH DBS Corp.
	14,800,000	7.125		02/01/16	14,855,500
Numericable - SFR SAS(a)(b)
	35,800,000	6.000		05/15/22	34,547,000
Time Warner Cable, Inc.
	19,754,000	5.850		05/01/17	20,633,747
UPCB Finance IV Ltd.(a)(b)
	4,750,000	5.375		01/15/25	4,441,250

					167,227,407

Media - Non Cable(a) – 1.2%
21st Century Fox America, Inc.
	4,195,000	3.700	(b)	10/15/25	4,152,142
	875,000	4.750		09/15/44	840,497
	18,175,000	4.950	(b)	10/15/45	17,978,212
Grupo Televisa SAB
	3,400,000	4.625		01/30/26	3,368,754
	14,310,000	6.125		01/31/46	14,203,891
Univision Communications, Inc.(b)
	147,837,000	8.500		05/15/21	150,978,536

					191,522,032

Noncaptive - Financial – 0.1%
CIBanco SA Institucion de Banca Multiple(a)(b)(e)
	1,514,838	9.625		05/02/21	45,445
General Electric Capital Corp.
MXN	110,000,000	8.500		04/06/18	6,893,150
Speedy Cash Intermediate Holdings Corp.(a)(b)
	$17,625,000	10.750		05/15/18	9,076,875

					16,015,470

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Packaging(a) – 1.9%
Ardagh Packaging Finance PLC
	$128,104,000	9.125	%(b)	10/15/20	$ 131,280,437
EUR	19,775,000	9.250		10/15/20	22,457,549
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is(b)
	$42,083,000	5.625		12/15/16	41,609,566
Reynolds Group Issuer, Inc.
	22,000,000	8.500		05/15/18	21,725,000
	13,825,000	9.000		04/15/19	13,617,625
	83,149,000	9.875		08/15/19	83,460,809

					314,150,986

Pharmaceuticals(a) – 0.8%
Actavis Funding SCS
	56,620,000	3.800		03/15/25	56,375,207
	4,825,000	4.750		03/15/45	4,734,919
Bayer AG(c)
EUR	9,100,000	2.375		04/02/75	9,255,017
Celgene Corp.
	$34,650,000	3.875		08/15/25	34,454,258
	4,450,000	5.000		08/15/45	4,483,847
Merck KGaA(c)
EUR	17,100,000	2.625		12/12/74	18,219,187

					127,522,435

Pipelines – 0.3%
Enterprise Products Operating LLC(a)(c)
	$28,900,000	8.375		08/01/66	25,865,500
	1,850,000	7.000		06/01/67	1,517,000
	16,275,000	7.034		01/15/68	16,437,750
Kinder Morgan, Inc.(a)
	10,850,000	4.300		06/01/25	9,363,584
Sabine Pass LNG LP
	775,000	7.500		11/30/16	775,000

					53,958,834

Property/Casualty Insurance(a)(c) – 0.1%
ING Capital Funding Trust III
	12,250,000	4.207		12/29/49	12,158,125
The Chubb Corp.
	11,794,000	6.375		03/29/67	11,204,300

					23,362,425

Real Estate Investment Trusts(b) – 0.1%
Trust F/1401
	18,700,000	5.250		12/15/24	18,559,750
	300,000	6.950		01/30/44	297,750

					18,857,500

Retailers(a) – 0.6%
Amazon.com, Inc.
	53,325,000	4.950		12/05/44	56,706,088
Rite Aid Corp.
	31,800,000	9.250		03/15/20	33,668,250

					90,374,338

Retailers - Food & Drug(a) – 0.6%
BI-LO LLC/BI-LO Finance Corp.(b)(f)
	13,655,000	8.625		09/15/18	11,606,750
CVS Health Corp.
	15,975,000	3.875		07/20/25	16,262,081
	38,500,000	5.125		07/20/45	40,824,073
Walgreens Boots Alliance, Inc.
	25,875,000	4.800		11/18/44	23,545,227

					92,238,131

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Software(a) – 0.7%
Microsoft Corp.
	$35,340,000	3.125%		11/03/25	$ 35,542,201
	67,925,000	4.450		11/03/45	70,071,153

					105,613,354

Technology – 0.1%
Apple, Inc.
	5,500,000	3.450		02/09/45	4,719,589
	4,976,000	4.375		05/13/45	5,004,506

					9,724,095

Telecommunications - Cellular – 0.1%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	14,855,376

Tobacco(a) – 0.4%
Reynolds American, Inc.
	$12,425,000	4.450		06/12/25	13,002,288
	53,869,000	5.850		08/15/45	59,608,811

					72,611,099

Transportation Services(a) – 0.0%
Aguila 3 SA
CHF	1,150,000	7.875		01/31/18	1,171,126

Wireless Telecommunications – 1.2%
Intelsat Jackson Holdings SA(a)
	$64,025,000	5.500		08/01/23	50,259,625
Intelsat Luxembourg SA(a)
	49,250,000	8.125		06/01/23	22,162,500
Sprint Capital Corp.
	21,750,000	6.875		11/15/28	15,170,625
Sprint Communications, Inc.
	73,525,000	6.000		12/01/16	73,525,000
	100,000	7.000		08/15/20	77,250
	6,650,000	6.000		11/15/22	4,721,500
Sprint Corp.
	30,100,000	7.125		06/15/24	21,897,750

					187,814,250

Wirelines Telecommunications – 0.9%
Verizon Communications, Inc.
	20,800,000	5.150		09/15/23	22,796,608
	81,150,000	3.500	(a)	11/01/24	79,779,411
	19,650,000	4.862		08/21/46	18,636,407
	22,725,000	4.522		09/15/48	20,280,487

					141,492,913

TOTAL CORPORATE OBLIGATIONS (Cost $3,905,122,331)					$ 3,678,336,587

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 17.3%
Adjustable Rate Non-Agency(c) – 4.9%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,568,698	0.287%	09/20/66	$ 1,661,975
Aire Valley Mortgages PLC Series 2005-1X, Class 2A1
GBP	1,591,528	0.945	09/20/66	2,270,325
Aire Valley Mortgages PLC Series 2005-1X, Class 2A2
EUR	9,230,860	0.227	09/20/66	9,757,411
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$3,925,769	0.910	09/20/66	3,761,263
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
	32,722,588	0.790	09/20/66	31,268,658
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	27,609,692	0.167	09/20/66	29,117,854
Aire Valley Mortgages PLC Series 2006-1X, Class 2A2
GBP	11,560,405	0.885	09/20/66	16,484,264
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(b)
	$29,188,929	0.810	09/20/66	27,912,643
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
EUR	9,144,689	0.127	09/20/66	9,611,477
American Home Mortgage Assets Trust Series 2006-2, Class 2A1
	$10,620,726	0.411	09/25/46	7,637,535
American Home Mortgage Assets Trust Series 2006-6, Class A1A
	6,051,931	0.411	12/25/46	4,024,605
American Home Mortgage Investment Trust Series 2005-3, Class 2A4
	6,100,000	2.258	09/25/35	3,873,077
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
	181,108	0.401	12/25/46	149,312
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
	5,144,248	0.451	03/25/47	3,060,583
Banc of America Funding Corp. Series 2006-H, Class 6A1
	27,381,776	0.397	10/20/36	20,968,857
Bear Stearns Mortgage Funding Trust Series 2007-AR1, Class 1A1
	6,459,219	0.381	01/25/37	5,030,821
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	4,405,341	0.421	09/25/47	3,481,965
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(b)
	6,479,919	0.622	10/25/36	5,515,740
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(b)
	32,792,231	0.572	12/25/46	26,653,981
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A1(b)
	20,828,082	0.552	04/25/47	15,908,046
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(b)
	17,019,502	0.552	08/25/47	12,892,273
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-4A, Class A1(b)
	11,224,962	0.552	11/25/47	8,840,433
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
	5,457,763	2.785	11/25/36	4,649,443
Countrywide Alternative Loan Trust Series 2005-16, Class A1
	5,364,903	1.889	06/25/35	4,618,026
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
	708,172	0.741	12/25/35	612,689
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
	2,316,881	1.724	01/25/36	2,106,805
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	1,109,942	0.721	05/25/35	915,486
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
	3,862,032	0.391	11/25/36	3,803,586
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	400,532	0.417	03/20/46	305,666
Countrywide Alternative Loan Trust Series 2006-OA14, Class 2A1
	6,378,699	0.411	11/25/46	5,133,104
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11
	12,485,726	0.721	08/25/37	8,025,557

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1
	$6,503,377	0.431%	08/25/47	$ 5,168,966
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	30,384,112	1.624	11/25/47	22,400,158
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
	11,326,905	0.351	03/25/47	7,469,606
Countrywide Alternative Loan Trust Series 2007-OH1, Class A1D
	11,696,205	0.431	04/25/47	8,447,435
Countrywide Home Loans Mortgage Pass-Through Trust Series 2005-3, Class 1A1
	8,226,570	0.531	04/25/35	6,456,188
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(b)
EUR	56,078,707	2.750	04/20/20	60,334,088
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-OA1, Class A1
	$9,644,649	0.421	02/25/47	7,619,273
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A
	3,605,050	0.421	08/25/47	2,926,869
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B
	4,499,102	0.441	08/25/47	3,717,913
Downey Savings & Loan Association Mortgage Trust Series 2005-AR5, Class 2A1A
	11,197,450	0.533	09/19/45	7,940,169
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1
GBP	16,478,337	0.989	09/13/45	22,507,241
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
	$1,778,831	0.401	01/25/37	1,345,983
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
	7,039,695	0.373	12/19/36	5,103,834
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
	3,099,983	2.296	04/25/37	1,912,653
Impac Secured Assets Trust Series 2006-5, Class 1A1B
	25,537,683	0.421	02/25/37	19,469,355
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
	5,688,393	0.481	06/25/35	4,935,212
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	1,081,800	2.544	08/25/35	913,678
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	3,894,909	2.674	11/25/35	3,210,444
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
	8,325,662	0.401	02/25/37	5,967,531
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
	7,869,875	2.881	03/25/37	7,157,064
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	8,198,857	0.602	07/25/37	6,803,782
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	7,974,357	2.750	05/25/36	6,446,799
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
	7,633,538	0.381	10/25/36	6,026,704
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	9,170,825	0.223	09/21/38	10,446,935
Leek Finance Number Seventeen PLC Series 2017A, Class A2B(b)
	$5,952,980	0.625	12/21/37	6,335,914
Lehman XS Trust Series 2005-5N, Class 1A1
	19,911,102	0.521	11/25/35	17,171,023
Lehman XS Trust Series 2005-7N, Class 1A1A
	10,981,518	0.491	12/25/35	9,245,296
Lehman XS Trust Series 2005-9N, Class 1A1
	5,313,827	0.491	02/25/36	4,138,949
Lehman XS Trust Series 2007-12N, Class 2A1
	4,708,227	0.602	07/25/37	3,256,363

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Lehman XS Trust Series 2007-16N, Class 2A2
$13,549,050	1.272%	09/25/47	$ 11,074,102
Lehman XS Trust Series 2007-4N, Class 3A2A
6,187,846	1.007	03/25/47	5,004,459
Lehman XS Trust Series 2007-5H, Class 3A4
8,040,537	2.752	05/25/37	5,457,605
Lehman XS Trust Series Series 2006-14N, Class 1A1A
15,913,840	0.411	09/25/46	13,011,783
LSTAR Securities Investment Trust Series 2014-2, Class A(b)
22,146,902	2.244	12/01/21	21,895,654
LSTAR Securities Investment Trust Series 2015-3, Class A(b)
15,285,139	2.244	03/01/20	15,065,008
Luminent Mortgage Trust Series 2007-2, Class 2A1
1,872,256	0.451	05/25/37	1,338,794
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
9,740,715	1.043	12/25/46	7,192,316
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
3,839,054	1.093	12/25/46	2,843,308
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
4,553,468	0.371	03/25/47	3,734,607
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
1,923,600	0.622	05/25/47	1,509,819
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1
7,126,329	0.531	09/25/37	6,425,538
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
1,241,280	0.631	11/25/35	1,122,368
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
2,794,132	0.461	12/25/36	2,098,142
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
6,150,496	1.244	01/25/46	4,206,222
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
7,159,301	3.687	12/25/35	5,740,505
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
13,198,050	0.406	12/25/36	9,796,100
Residential Accredit Loans, Inc. Series 2006-QA10, Class A2
6,920,443	0.401	12/25/36	5,325,764
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
5,294,522	3.558	02/25/36	3,839,721
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
3,351,820	0.491	02/25/46	1,914,392
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1
6,560,416	1.044	09/25/46	4,623,235
Residential Accredit Loans, Inc. Series 2007-QA4, Class A1A
6,506,726	0.371	06/25/37	4,710,524
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
13,908,691	1.530	11/25/37	8,840,928
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A
1,630,622	0.411	05/25/47	1,284,073
Residential Accredit Loans, Inc. Series 2007-QS8, Class A3
2,829,988	1.022	06/25/37	1,740,134
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
6,364,407	2.995	09/25/35	5,401,833
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
3,606,937	3.189	11/25/35	3,117,625
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
6,056,719	0.381	12/25/36	4,903,889
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
3,652,207	4.329	10/25/36	2,529,231
Structured Adjustable Rate Mortgage Loan Trust Series 2007-11, Class 1A1
8,860,901	1.371	12/25/37	6,011,272

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(c) – (continued)
Structured Asset Mortgage Investments II Trust Series 2005-AR7, Class 5A1
$1,527,738	1.703%	03/25/46	$ 1,252,616
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
4,705,485	0.621	02/25/36	3,430,573
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
7,052,277	0.431	05/25/46	5,237,755
Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A
611,167	0.431	08/25/36	481,345
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A
6,974,427	0.401	09/25/47	5,759,928
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1
1,774,891	1.071	05/25/47	1,290,861
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
16,829,896	6.500	05/25/47	11,064,138
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
98,204	0.671	06/25/35	74,595
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
2,922,530	1.213	06/25/46	1,729,865
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
3,536,653	0.993	02/25/47	2,469,140
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
9,251,755	0.901	01/25/45	8,532,143
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
566,390	0.491	12/25/45	513,984
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2, Class 2A21
3,595,205	0.551	01/25/45	3,298,312
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
345,068	0.491	07/25/45	317,556
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,289,281	0.511	07/25/45	1,200,546
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
4,653,042	0.861	07/25/45	4,373,100
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
7,526,635	1.123	10/25/46	5,899,755
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
10,013,129	0.983	01/25/47	7,890,256
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
8,007,943	0.943	01/25/47	5,653,285
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A
6,690,419	1.003	04/25/47	4,952,408
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
5,803,975	1.770	07/25/47	4,066,119

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 806,176,116

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – 3.5%
Interest Only(g) – 0.2%
GNMA REMIC Series 2013-182, Class PI
$22,366,232	4.500%	12/20/43	$ 4,333,015
GNMA REMIC Series 2014-11, Class NI
19,948,683	4.500	12/16/42	2,869,556
GNMA REMIC Series 2014-180, Class PI
21,048,333	4.000	08/20/44	3,505,871
GNMA REMIC Series 2015-111, Class IW
21,902,703	4.000	06/20/45	3,226,781
GNMA REMIC Series 2015-95, Class GI
66,939,133	4.500	07/16/45	14,920,445

			28,855,668

Inverse Floaters(c) – 2.2%
FHLMC REMIC Series 3753, Class SK
24,900,638	5.720	11/15/38	2,929,070
FHLMC REMIC Series 4273, Class PS
64,454,467	5.770	11/15/43	10,518,776
FHLMC REMIC Series 4320, Class SD
67,586,719	5.770	07/15/39	10,953,171
FHLMC REMIC Series 4431, Class ST
22,532,691	5.770	01/15/45	4,970,045
FHLMC REMIC Series 4468, Class SY
19,590,459	5.770	05/15/45	4,290,165
FNMA REMIC Series 2010-126, Class LS
7,460,770	4.756	11/25/40	1,441,024
FNMA REMIC Series 2013-121, Class SA
60,749,664	5.678	12/25/43	10,014,655
FNMA REMIC Series 2013-96, Class SW
68,084,809	5.678	09/25/43	10,996,098
FNMA REMIC Series 2014-19, Class MS
35,170,522	6.178	11/25/39	5,496,720
FNMA REMIC Series 2014-87, Class MS
24,951,484	5.828	01/25/45	4,252,614
FNMA REMIC Series 2015-20, Class ES
60,173,428	5.728	04/25/45	13,608,347
FNMA REMIC Series 2015-22, Class DS
15,206,669	5.778	04/25/45	3,353,401
FNMA REMIC Series 2015-24, Class SG
23,775,952	5.178	04/25/45	4,882,401
FNMA REMIC Series 2015-79, Class SA
52,403,404	5.828	11/25/45	8,131,861
FNMA REMIC Series 2015-79, Class SE
21,108,704	5.828	11/25/45	3,270,979
FNMA REMIC Series 2015-81, Class SA
205,561,105	5.278	11/25/45	28,810,191
FNMA REMIC Series 2015-82, Class MS
143,933,064	5.278	11/25/45	21,913,276
FNMA REMIC Series 2015-86, Class BS
35,249,408	5.278	11/25/45	5,276,442
GNMA REMIC Series 2010-1, Class SD
11,941,595	5.388	01/20/40	1,808,856
GNMA REMIC Series 2010-162, Class SE
30,419,197	6.148	12/20/40	3,876,604
GNMA REMIC Series 2010-20, Class SC
17,330,648	5.748	02/20/40	2,950,723
GNMA REMIC Series 2010-20, Class SD
15,744,453	5.278	02/20/40	2,397,550
GNMA REMIC Series 2010-20, Class SE
24,677,256	5.848	02/20/40	4,216,630
GNMA REMIC Series 2010-35, Class DS
19,087,289	5.278	03/20/40	2,895,114

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(c) – (continued)
GNMA REMIC Series 2010-37, Class SG
$39,013,181	5.298%	03/20/40	$ 5,941,446
GNMA REMIC Series 2010-58, Class AI
6,172,699	5.368	05/20/40	947,203
GNMA REMIC Series 2010-59, Class SA
10,946,708	6.098	05/20/40	1,956,231
GNMA REMIC Series 2010-85, Class SN
23,058,329	5.538	07/20/40	4,177,138
GNMA REMIC Series 2010-9, Class XD
43,267,111	6.256	01/16/40	7,571,744
GNMA REMIC Series 2010-9, Class YD
59,838,079	6.456	01/16/40	10,957,848
GNMA REMIC Series 2010-90, Class ES
37,378,992	5.548	07/20/40	6,014,568
GNMA REMIC Series 2012-149, Class MS
9,756,527	5.848	12/20/42	1,652,617
GNMA REMIC Series 2013-103, Class DS
24,005,146	5.748	07/20/43	3,959,759
GNMA REMIC Series 2013-111, Class SA
24,814,736	6.298	07/20/43	4,622,184
GNMA REMIC Series 2013-113, Class SA
29,314,553	6.298	08/20/43	5,504,575
GNMA REMIC Series 2013-113, Class SD
97,146,296	6.356	08/16/43	18,496,218
GNMA REMIC Series 2013-117, Class PS
33,176,188	5.748	04/20/43	5,204,448
GNMA REMIC Series 2013-147, Class SD
32,729,585	6.248	12/20/39	6,050,139
GNMA REMIC Series 2013-167, Class SG
31,627,157	5.748	11/20/43	5,063,517
GNMA REMIC Series 2014-133, Class BS
18,436,939	5.198	09/20/44	2,659,488
GNMA REMIC Series 2014-3, Class TS
14,703,630	5.148	01/20/44	2,152,435
GNMA REMIC Series 2014-41, Class SA
41,291,555	5.698	03/20/44	7,001,020
GNMA REMIC Series 2014-5, Class SA
22,772,251	5.148	01/20/44	3,314,257
GNMA REMIC Series 2014-56, Class ST
36,564,166	5.756	12/16/39	5,856,007
GNMA REMIC Series 2014-76, Class SA
47,561,024	5.198	01/20/40	6,992,008
GNMA REMIC Series 2014-96, Class SE
28,949,316	5.198	07/20/44	4,255,399
GNMA REMIC Series 2015-110, Class MS
31,108,344	5.308	08/20/45	5,005,864
GNMA REMIC Series 2015-111, Class SM
26,496,658	5.798	08/20/45	4,864,100
GNMA REMIC Series 2015-112, Class SB
52,314,332	5.338	08/20/45	8,610,960
GNMA REMIC Series 2015-123, Class SE
32,194,724	5.318	09/20/45	5,124,698
GNMA REMIC Series 2015-126, Class HS
56,314,702	5.798	09/20/45	10,336,851
GNMA REMIC Series 2015-126, Class LS
17,253,196	5.798	09/20/45	3,217,519
GNMA REMIC Series 2015-133, Class SA
10,007,744	5.298	09/20/45	1,607,018
GNMA REMIC Series 2015-133, Class SB
14,850,881	5.298	09/20/45	2,337,610
GNMA REMIC Series 2015-144, Class QS
36,515,365	5.298	10/20/45	4,317,968
GNMA REMIC Series 2015-167, Class SA
30,472,728	5.848	11/20/45	4,730,422
GNMA REMIC Series 2015-168, Class SD
47,659,130	5.798	11/20/45	7,288,220

			351,046,192

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Planned Amortization Class(c) – 0.1%
GNMA REMIC Series 2011-50, Class PS
$42,322,475	5.698%	02/20/41	$ 6,696,986

Regular Floater(c) – 0.5%
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1
1,010,715	0.721	07/25/35	769,328
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A
8,167,873	0.531	08/25/35	6,253,605
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
1,323,574	1.021	12/25/35	1,101,567
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A3
4,123,896	0.621	02/25/36	2,702,856
FHLMC REMIC Series 3231, Class FB
846,691	0.681	10/15/36	848,084
FHLMC REMIC Series 3314, Class FC
532,389	0.731	12/15/36	534,466
FHLMC REMIC Series 3371, Class FA
697,730	0.931	09/15/37	705,806
FHLMC REMIC Series 3545, Class FA
1,076,882	1.181	06/15/39	1,091,483
FHLMC REMIC Series 3827, Class KF
1,151,168	0.701	03/15/41	1,155,929
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3
13,210,000	3.521	10/25/27	12,521,867
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3
15,550,000	4.021	03/25/25	14,887,231
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
16,607,067	1.421	07/25/24	16,520,336
FNMA Connecticut Avenue Securities Series 2015-C01, Class 2M1
1,774,279	1.721	02/25/25	1,773,667
FNMA REMIC Series 2006-45, Class TF
1,469,713	0.822	06/25/36	1,474,284
FNMA REMIC Series 2006-76, Class QF
1,555,936	0.822	08/25/36	1,563,273
FNMA REMIC Series 2006-79, Class PF
1,589,936	0.822	08/25/36	1,596,892
FNMA REMIC Series 2007-33, Class HF
2,109,958	0.772	04/25/37	2,110,274
FNMA REMIC Series 2007-75, Class VF
566,467	0.872	08/25/37	569,205
FNMA REMIC Series 2009-84, Class WF
376,722	1.522	10/25/39	385,155
FNMA REMIC Series 2015-34, Class LS
42,703,347	5.678	06/25/45	8,859,023
Nomura Resecuritization Trust Series 2014-5R, Class 2A11(b)
4,889,908	8.608	12/26/36	3,031,025
Residential Accredit Loans, Inc. Series 2005-QS10, Class 3A1
745,750	0.721	08/25/35	550,855
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
5,023,372	2.671	07/20/37	4,063,523

			85,069,734

Sequential Fixed Rate – 0.5%
Banc of America Funding Corp. Series 2007-8, Class 2A1
2,390,056	7.000	10/25/37	1,416,213
BCAP LLC Trust Series 2007-AA2, Class 2A7
2,056,004	6.000	04/25/37	1,723,493

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.5%
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
$135,641	5.500%	05/25/22	$ 138,102
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(b)
9,134,409	5.750	04/25/47	7,575,999
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 1A13
4,000,858	6.000	07/25/36	3,450,490
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7
1,472,225	6.000	01/25/37	1,228,547
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
7,751,540	5.750	03/25/37	6,303,615
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
2,802,135	6.000	02/25/36	2,374,537
Countrywide Alternative Loan Trust Series 2007-06, Class A4
3,504,850	5.750	04/25/47	3,000,890
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
1,382,908	5.750	07/25/37	1,244,250
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
559,552	6.000	08/25/37	513,811
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
1,603,668	6.000	03/25/37	1,482,823
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
3,179,740	5.750	06/25/37	2,933,792
Countrywide Home Mortgage Loan Pass-Through Trust Series 2007-10, Class A5
2,455,041	6.000	07/25/37	2,219,896
Countrywide Home Mortgage Pass-Through Trust Series 2007-10, Class A22
4,614,256	6.000	07/25/37	4,172,302
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(b)
9,668,453	6.000	11/25/36	7,989,134
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
719,638	5.000	08/25/35	719,325
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
806,445	5.500	02/25/36	660,732
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
4,371,846	6.000	04/25/36	3,651,555
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
1,353,840	6.000	06/25/36	1,106,741
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
2,457,629	6.000	08/25/36	1,964,211
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
2,306,968	6.500	07/25/36	1,857,369
Residential Accredit Loans, Inc. Series 2007-QS1, Class 2A5
2,783,480	6.000	01/25/37	2,246,340
Residential Asset Securitization Trust Series 2005-A11CB, Class 2A1
10,688,174	4.850	10/25/35	7,356,736
Residential Asset Securitization Trust Series 2006-A15, Class A13
7,435,037	6.250	01/25/37	5,210,894
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,798,786	6.000	08/25/36	1,571,040
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
7,512,141	6.000	08/25/36	4,436,130
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
5,846,234	6.000	10/25/37	4,747,892
Suntrust Alternative Loan Trust Series 2005-1F, Class 2A6
1,504,132	5.750	12/25/35	1,371,747
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
1,423,393	6.000	08/25/37	1,349,858

			86,018,464

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – 0.0%
Banc of America Funding Corp. Series 2007-2, Class 2A1
$87,286	5.726%	03/25/37	$ 86,682
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3
6,560,353	0.721	08/25/37	5,001,170
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,165,656	0.321	12/25/36	781,615

			5,869,467

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 563,556,511

Commercial Mortgage-Backed Securities – 7.1%
Sequential Fixed Rate – 2.7%
COMM 2015-CCRE23 Mortgage Trust Series 2015-CR23, Class CMD(b)
$24,350,000	3.807%	05/10/48	$ 22,550,053
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
122,229,691	5.361	02/15/40	125,558,421
CSMC Trust Series 2014-USA, Class E(b)
33,100,000	4.373	09/15/37	29,816,741
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
21,228,861	2.779	09/25/22	21,798,795
FHLMC Multifamily Structured Pass-Through Certificates Series K037, Class A2
122,500,000	3.490	01/25/24	128,584,453
FHLMC Multifamily Structured Pass-Through Certificates Series K038, Class A2
24,500,000	3.389	03/25/24	25,519,925
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, ClassA1A
87,090,480	5.559	10/15/48	88,803,070
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
2,500,000	4.697	04/15/45	2,614,849

			445,246,307

Sequential Floating Rate(c) – 4.4%
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E(b)
12,450,000	3.912	04/10/28	12,003,879
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E(b)
27,996,000	2.681	06/15/33	27,450,221
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class D(b)
9,913,500	3.381	09/15/17	9,712,230
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class E(b)
11,719,000	3.731	09/15/17	11,284,693
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F(b)
14,494,000	3.801	06/11/27	14,342,810
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
158,373,889	5.526	01/15/49	163,120,640
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A1A1
75,123,766	5.889	06/15/39	77,890,101
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
33,200,000	3.320	02/25/23	34,638,031
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
110,500,000	3.250	04/25/23	114,717,929
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
75,900,000	3.300	04/25/23	78,934,558
FREMF Mortgage Trust Series 2014-K40, Class C(b)
7,800,000	4.208	09/25/25	6,899,840

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
FREMF Mortgage Trust Series 2014-K41, Class B(b)
$19,950,000	3.961%	11/25/47	$ 18,060,490
GRACE Mortgage Trust Series 2014-GRCE, Class F(b)
26,250,000	3.710	06/10/28	25,037,381
GS Mortgage Securities Trust Series 2007-GG10, Class A1A
29,965,266	5.988	08/10/45	31,087,348
Hilton Mortgage Trust Series 2014-ORL, Class E(b)
17,950,000	3.581	07/15/29	17,577,476
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E(b)
24,000,000	4.181	10/15/29	23,714,141
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class D(b)
10,200,000	2.931	12/15/28	10,156,909
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class E(b)
9,550,000	3.831	12/15/28	9,478,789
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,478,288
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,211,438
Morgan Stanley Capital I Trust Series 2014-CPT, Class F(b)
25,245,000	3.560	07/13/29	23,572,529
Tricon American Homes Trust Series 2015-SFR1, Class D(b)
1,920,000	2.531	05/17/32	1,854,428
Tricon American Homes Trust Series 2015-SFR1, Class E(b)
3,790,000	3.310	05/17/32	3,598,977

			717,823,126

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,163,069,433

Federal Agencies – 1.8%
FHLMC – 0.0%
$22,995	5.000%	01/01/33	$ 25,316
2,271	5.000	03/01/33	2,491
15,550	5.000	04/01/33	17,056
4,148	5.000	05/01/33	4,550
10,331	5.000	06/01/33	11,331
61,107	5.000	07/01/33	67,025
84,958	5.000	08/01/33	93,210
10,518	5.000	09/01/33	11,578
17,688	5.000	10/01/33	19,402
53,695	5.000	11/01/33	58,896
19,451	5.000	12/01/33	21,334
19,815	5.000	01/01/34	21,734
64,042	5.000	02/01/34	70,233
24,979	5.000	03/01/34	27,382
44,947	5.000	04/01/34	49,271
71,121	5.000	05/01/34	78,006
895,854	5.000	06/01/34	982,536
15,617	5.000	11/01/34	17,120
247,807	5.000	04/01/35	271,807
17,872	5.000	11/01/35	19,603

			1,869,881

FNMA – 1.8%
5,839,367	3.094	01/01/18	5,987,460
6,246,149	3.434	01/01/18	6,444,285
191,605	5.000	01/01/18	199,799
982,156	5.000	02/01/18	1,024,314
5,199,241	3.750	03/01/18	5,405,555
660,419	5.000	03/01/18	688,767

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$980,977	5.000%	04/01/18	$ 1,023,083
94,267	5.000	05/01/18	98,313
86,286	5.000	06/01/18	89,990
2,063	5.500	01/01/19	2,167
43,481	5.500	02/01/19	45,353
46,220	5.500	03/01/19	48,302
35,668	5.500	04/01/19	37,214
18,847	5.500	05/01/19	19,744
89,842	5.500	06/01/19	93,595
264,809	5.500	07/01/19	276,775
247,047	5.500	08/01/19	259,512
225,587	5.500	09/01/19	237,190
67,039	5.500	10/01/19	70,467
67,047	5.500	11/01/19	70,675
112,784	5.500	12/01/19	118,711
10,915	5.500	01/01/20	11,540
4,402	5.500	06/01/20	4,605
1,302,576	5.500	07/01/20	1,373,204
1,945,169	3.416	10/01/20	2,052,682
1,362,345	3.619	12/01/20	1,442,536
5,505,921	4.381	06/01/21	6,035,371
3,962	6.000	01/01/24	4,471
104,038	6.000	04/01/24	117,404
2,576,327	5.500	05/01/25	2,684,820
150,893	6.000	09/01/25	170,278
509,687	6.000	10/01/25	575,165
75,002	6.000	02/01/26	84,637
339,421	6.000	03/01/26	383,121
44,658	6.000	07/01/27	50,395
68,722	6.000	09/01/28	77,551
726,711	6.000	10/01/28	820,070
5,664	4.500	09/01/29	6,123
7,502	6.000	12/01/32	8,580
1,014	6.000	01/01/33	1,159
4,814	6.000	04/01/33	5,506
203,703	6.000	10/01/33	233,463
7,302	6.000	02/01/34	8,352
56,007	6.000	03/01/34	64,056
154,572	6.000	08/01/34	176,238
40,521	6.000	11/01/34	46,345
369,027	6.000	05/01/35	418,056
80,191	6.000	06/01/35	90,914
208,709	6.000	10/01/35	236,625
30,431	6.000	11/01/35	34,424
34,459	6.000	12/01/35	39,002
160,602	6.000	02/01/36	183,583
15,114	6.000	05/01/36	17,191
1,682,407	6.000	08/01/36	1,902,208
37,920	6.000	09/01/36	42,992
407,586	6.000	10/01/36	460,694
254,288	6.000	11/01/36	288,932
584,859	6.000	12/01/36	660,619
1,896,820	6.000	01/01/37	2,142,667
3,296,925	6.000	02/01/37	3,727,456
11,367	6.000	03/01/37	12,830
109,428	6.000	04/01/37	123,983
130,516	6.000	05/01/37	147,534
1,517,273	6.000	07/01/37	1,721,212
87,989	4.500	08/01/37	95,395
1,841,375	6.000	08/01/37	2,080,631
44,373	6.000	09/01/37	50,117
32,289	6.000	10/01/37	36,776
6,241	6.000	11/01/37	7,059
454,642	6.000	12/01/37	513,504
1,256,687	6.000	01/01/38	1,418,500

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$118,646	5.000%	03/01/38	$ 131,938
108,455	6.000	03/01/38	122,937
461,272	6.000	05/01/38	520,681
25,603	6.000	07/01/38	28,919
27,091	6.000	08/01/38	30,578
801,785	6.000	09/01/38	905,572
475,998	6.000	10/01/38	537,621
2,444,544	6.000	11/01/38	2,761,955
6,851,790	6.000	12/01/38	7,734,748
18,149	6.000	01/01/39	20,509
19,317	4.500	04/01/39	20,894
9,783	6.000	04/01/39	11,096
124,779	6.000	07/01/39	142,254
29,127	4.000	08/01/39	30,832
14,921	4.000	09/01/39	15,794
75,962	4.500	10/01/39	83,386
910,564	6.000	10/01/39	1,031,823
343,518	6.000	10/01/40	387,987
10,722	4.500	05/01/41	11,689
1,645,061	6.000	05/01/41	1,858,170
49,494	4.500	06/01/41	53,797
176,713	6.000	07/01/41	199,869
54,312	4.500	08/01/41	59,399
15,459	4.500	10/01/41	16,856
421,248	5.000	11/01/41	464,065
16,382	6.000	01/01/42	18,490
9,504	4.500	11/01/42	10,290
3,789,006	3.000	12/01/42	3,807,176
3,217,665	3.000	01/01/43	3,237,829
862,723	3.000	04/01/43	867,272
73,867	4.500	12/01/43	80,567
105,000,000	3.000	TBA-30yr(h)	104,975,388
100,000,000	3.500	TBA-30yr(h)	103,118,361
2,000,000	6.000	TBA-30yr(h)	2,260,312

			290,690,901

TOTAL FEDERAL AGENCIES			$ 292,560,782

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $2,818,307,052)			$ 2,825,362,842

Agency Debentures – 0.3%
FFCB
$31,600,000	3.440%	06/17/30	$ 31,938,436
11,000,000	2.850	02/10/31	10,341,782
3,000,000	3.020	04/09/31	2,881,149

TOTAL AGENCY DEBENTURES (Cost $44,485,858)			$ 45,161,367

Asset-Backed Securities – 20.2%
Auto(b) – 0.1%
Skopos Auto Receivables Trust Series 2015-1A, Class A
$6,553,367	3.100%	12/15/23	$ 6,539,279
Skopos Auto Receivables Trust Series 2015-2A, Class A
11,512,128	3.550	02/15/20	11,494,462

			18,033,741

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – 15.4%
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
$23,550,000	0.000%	04/18/24	$ 22,610,355
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
8,976,603	0.786	10/14/22	8,862,089
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
55,276,861	0.000	10/14/22	54,281,877
ACIS CLO Ltd. Series 2014-4A, Class ACOM(b)(c)
177,900,000	0.000	05/01/26	171,709,080
ACIS CLO Ltd. Series 2014-4A, Class C(b)(c)
11,050,000	2.850	05/01/26	10,070,230
Anchorage Capital CLO Ltd. Series 2014-4A, Class A1A(b)(c)
42,650,000	1.744	07/28/26	42,138,243
Anchorage Capital CLO Ltd. Series 2014-4A, Class A2(b)(c)
16,000,000	2.454	07/28/26	15,562,720
B&M CLO Ltd. Series 2014-1A, Class A1(b)(c)
74,650,000	1.689	04/16/26	73,169,392
B&M CLO Ltd. Series 2014-1A, Class A2(b)(c)
12,850,000	2.239	04/16/26	12,247,978
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)(c)
16,491,807	0.574	04/29/19	16,143,995
Callidus Debt Partners CLO Fund VI Ltd. Series 6X, Class A1D(c)
7,838,804	0.554	10/23/21	7,677,599
Covenant Credit Partners CLO I Ltd. Series 2014-1A, Class C(b)(c)
21,350,000	3.207	07/20/26	20,079,760
Crown Point CLO lll Ltd. Series 2015-3A, Class ACOM(b)(c)
32,600,000	1.803	12/31/27	31,798,040
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)(c)
6,187,377	0.000	11/21/22	6,096,423
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
118,100,000	0.000	12/14/23	115,429,287
Cutwater 2015-I Ltd. Series 2015-1A, Class A2(b)(c)
24,850,000	1.829	07/15/27	24,360,380
Doral CLO 1 Ltd. Series 2012-3A, Class A1(b)(c)
10,000,000	1.795	12/19/22	9,945,030
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1(b)(c)
47,300,000	1.817	04/18/26	46,547,741
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B(b)(c)
64,150,000	1.714	04/28/25	63,066,891
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2(b)(c)
55,600,000	2.294	04/28/25	53,066,530
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)(c)
113,550,000	1.727	07/25/27	111,307,047
ICG US CLO Ltd. Series 2014-1A, Class ACOM(b)(c)
112,150,000	0.000	04/20/26	108,370,545
Jasper CLO Ltd. Series 2005-1A, Class A(b)(c)
207,710	0.599	08/01/17	207,608
Magnetite VIII Ltd. Series 2014-8A, Class B(b)(c)
5,750,000	2.289	04/15/26	5,664,342
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class ACOM(b)(c)
154,600,000	1.839	05/22/27	148,740,660
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class B(b)(c)
10,248,000	2.486	05/22/27	9,664,397
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class C1(b)(c)
12,050,000	3.286	05/22/27	11,333,905
Mountain View Funding CLO Series 2007-3A, Class A1(b)(c)
1,495,479	0.504	04/16/21	1,490,149
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class C(b)(c)
8,650,000	3.069	08/04/25	8,253,968
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
1,766,886	0.571	10/12/20	1,741,292
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
15,650,000	0.000	11/22/23	15,376,125
OCP CLO Ltd. Series 2014-5A, Class ACOM(b)(c)
140,200,000	0.000	04/26/26	134,970,540

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
OFSI Fund V Ltd. Series 2013-5A, Class COMB(b)
$11,950,000	0.000%	04/17/25	$ 11,592,695
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)(c)
32,975,300	1.319	03/20/25	31,797,686
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(b)
120,000,000	0.000	03/20/25	114,948,000
OFSI Fund VII Ltd. Series 2014-7A, Class ACOM(b)(c)
146,000,000	0.000	10/18/26	141,693,000
OFSI Fund VII Ltd. Series 2014-7A, Class C(b)(c)
20,050,000	3.257	10/18/26	18,995,992
OHA Park Avenue CLO I Ltd. Series 2007-1A, Class A1A(b)(c)
5,607,513	0.586	03/14/22	5,540,935
Parallel Ltd. Series 2015-1A, Class B(b)(c)
16,650,000	2.352	07/20/27	15,944,939
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)(c)
164,500,000	0.000	07/25/26	160,453,300
Regatta IV Funding Ltd. Series 2014-1A, Class B(b)(c)
776,094	2.305	07/25/26	742,475
Regatta IV Funding Ltd. Series 2014-1A, Class C(b)(c)
18,250,000	3.245	07/25/26	17,723,469
Saratoga Investment CLO Corp. Series 2013-1A, Ltd. Class A1(b)(c)
16,000,000	1.617	10/20/23	15,853,136
Shackleton CLO Ltd. Series 2014-5A, Class B1(b)(c)
8,350,000	2.311	05/07/26	8,116,258
Sound Point CLO Ltd. Series 2014-1A, Class B1(b)(c)
15,000,000	2.187	04/18/26	14,240,100
Sound Point CLO VI Ltd. Series 2014-2A, Class ACOM(b)
199,450,000	1.725	10/20/26	194,982,320
Sound Point CLO VI Ltd. Series 2014-2A, Class C(b)(c)
15,000,000	3.217	10/20/26	14,116,485
Symphony CLO XI Ltd. Series 2013-11A, Class A(b)(c)
6,500,000	1.589	01/17/25	6,405,744
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM(b)(c)
57,100,000	0.000	07/15/26	55,221,410
Trinitas CLO II Ltd. Series 2014-2A, Class C(b)(c)
10,050,000	3.099	07/15/26	9,394,800
Trinitas CLO Ltd. Series 2014-1A, Class A1(b)(c)
58,150,000	1.819	04/15/26	57,285,368
Trinitas CLO Ltd. Series 2014-1A, Class B1(b)(c)
14,950,000	2.189	04/15/26	14,246,483
Whitehorse VIII Ltd. Series 2014-1A, Class B(b)(c)
32,800,000	2.350	05/01/26	31,160,197
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(b)(c)
120,650,000	0.000	07/16/27	117,139,085
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(b)(c)
93,200,000	1.714	04/15/26	91,261,440

			2,510,839,535

Home Equity – 1.2%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(c)
11,169,619	0.481	03/25/37	6,485,125
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(c)
16,641,000	0.491	05/25/36	11,062,983
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 05-R8, Class M2(c)
5,440,000	0.711	10/25/35	4,916,898
Bayview Financial Mortgage Pass-Through Trust 2006-A, Class M3(c)
10,095,000	0.882	02/28/41	8,167,047
Bayview Opportunity Master Fund IIIb RPL Trust Series 2015-3, Class A1(b)(i)
7,234,080	3.623	04/28/30	7,151,685
Citigroup Mortgage Loan Trust Series 2006-WFH1, Class M3(c)
6,400,000	0.621	01/25/36	5,373,023

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(c)
$300,000	0.571%	03/25/37	$ 273,456
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(c)
20,000,000	0.441	08/25/37	12,148,810
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(i)
8,886,000	4.122	12/25/35	8,357,808
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(c)
2,330,503	0.361	09/25/36	2,134,997
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(c)
25,000,000	0.471	04/25/36	20,397,010
GSAA Home Equity Trust Series 2006-17, Class A1(c)
10,346,286	0.281	11/25/36	5,234,267
GSAA Home Equity Trust Series 2007-10, Class A2A
4,548,734	6.500	11/25/37	3,214,330
GSAMP Trust Series 2006-HE8, Class A2C(c)
17,750,000	0.391	01/25/37	13,853,509
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(c)
8,600,000	0.521	12/25/35	7,801,543
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(c)
3,850,000	0.451	07/25/36	3,704,321
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(c)
7,450,000	0.481	01/25/37	5,806,088
Lehman XS Trust Series 2006-16N, Class A321(c)
7,922,134	0.421	11/25/46	5,919,576
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(c)
7,898,881	0.301	09/25/46	3,061,655
Saxon Asset Securities Trust Series 2007-2, Class A2C(c)
6,998,066	0.461	05/25/47	4,874,190
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(c)
4,922,031	1.196	07/25/34	4,601,680
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC3, Class A3(c)
3,265,383	0.381	10/25/36	2,404,558
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1(c)
5,848,722	0.436	03/25/37	4,297,954
Vericrest Opportunity Loan Trust XXV LLC Series 2015-NPL8, Class A1(b)(i)
41,428,729	3.500	06/26/45	40,892,621
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(c)
4,200,000	0.881	10/25/35	4,022,718

			196,157,852

Student Loan(c) – 3.5%
Access Group, Inc. Series 2006-1, Class A2
12,826,100	0.503	08/25/23	12,734,694
Access Group, Inc. Series 2015-1, Class A(b)
42,929,183	1.122	07/25/56	41,677,471
GCO Education Loan Funding Trust Series 2006-1, Class A8L
4,476,141	0.523	05/25/25	4,398,442
Goal Capital Funding Trust Series 2006-1, Class A3
8,617,397	0.513	11/25/26	8,557,499
Higher Education Funding I Series 2005-1, Class A4
22,400,000	0.533	02/25/30	21,972,866
Nelnet Student Loan Trust Series 2005-4, Class A3
42,607,867	0.716	06/22/26	41,980,151
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
6,400,647	1.276	07/01/24	6,403,106
Scholar Funding Trust Series 2010-A, Class A(b)
37,629,674	1.073	10/28/41	36,721,429
SLC Student Loan Trust Series 2005-3, Class A3
8,800,000	0.632	06/15/29	8,312,450

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2003-14, Class A5
	$21,601,463	0.550%		01/25/23	$ 21,384,420
SLM Student Loan Trust Series 2005-4, Class A3
	75,603,362	0.440		01/25/27	71,906,682
SLM Student Loan Trust Series 2005-5, Class A4
	12,400,000	0.460		10/25/28	11,620,187
SLM Student Loan Trust Series 2006-9, Class A4
	6,064,721	0.390		10/25/22	6,047,961
SLM Student Loan Trust Series 2007-1, Class A5
	50,750,000	0.410		01/26/26	48,502,059
SLM Student Loan Trust Series 2007-2, Class A4
	81,200,000	0.380		07/25/22	75,834,686
SLM Student Loan Trust Series 2008-2, Class A3
	21,437,780	1.070		04/25/23	20,649,871
SLM Student Loan Trust Series 2008-4, Class A4
	40,600,000	1.970		07/25/22	40,791,876
SLM Student Loan Trust Series 2008-5, Class A4
	46,645,000	2.020		07/25/23	46,826,244
SunTrust Student Loan Trust Series 2006-1A, Class A4(b)
	35,350,000	0.513		10/28/37	32,409,742
Wachovia Student Loan Trust Series 2005-1, Class A5
	12,905,650	0.450		01/26/26	12,653,374

					571,385,210

TOTAL ASSET-BACKED SECURITIES (Cost $3,314,516,125)					$ 3,296,416,338

Foreign Debt Obligations – 21.2%
Sovereign – 20.7%
Brazil Letras do Tesouro Nacional(j)
BRL	235,163,000	0.000%		04/01/16	$ 57,435,300
Brazil Loan Trust 1
	$7,991,055	5.477		07/24/23	6,812,375
Brazil Notas do Tesouro Nacional
BRL	50,122,505	6.000		08/15/40	10,774,275
	693,241,240	6.000		08/15/50	147,516,158
Dominican Republic
DOP	61,100,000	10.375		03/04/22	1,328,150
	98,700,000	14.500		02/10/23	2,499,692
	$16,850,000	6.600		01/28/24	17,524,000
	17,540,000	6.600	(b)	01/28/24	18,241,600
	15,512,000	5.875		04/18/24	15,473,220
	75,910,000	5.500	(b)	01/27/25	73,253,150
	8,375,000	5.500		01/27/25	8,081,875
	2,784,000	8.625		04/20/27	3,229,440
DOP	30,000,000	18.500		02/04/28	941,906
	58,700,000	11.375		07/06/29	1,313,756
	$15,340,000	7.450		04/30/44	15,455,050
	15,210,000	7.450	(b)	04/30/44	15,324,075
	7,850,000	6.850		01/27/45	7,437,875
	2,900,000	6.850	(b)	01/27/45	2,747,750
Italy Buoni Poliennali Del Tesoro
EUR	97,593,764	2.100		09/15/16	107,406,965
	258,061,787	2.350		09/15/19	307,007,078
	198,180,000	0.650		11/01/20	215,740,341
	116,910,000	3.750		05/01/21	147,169,320
	143,680,000	2.500		12/01/24	169,791,213
	88,090,000	2.000		12/01/25	99,389,709
Republic of Colombia
	$19,520,000	4.000		02/26/24	18,592,800
	16,640,000	4.500		01/28/26	16,016,000
	26,760,000	5.625		02/26/44	24,418,500
	4,750,000	5.000		06/15/45	3,966,250

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Costa Rica
	$3,360,000	9.995%		08/01/20	$ 3,998,400
	10,280,000	5.625		04/30/43	7,324,500
	18,800,000	7.158	(b)	03/12/45	15,745,000
	2,430,000	7.158		03/12/45	2,035,125
Republic of Croatia
	15,660,000	6.625		07/14/20	16,748,370
	13,660,000	6.375		03/24/21	14,486,430
EUR	10,110,000	3.875		05/30/22	10,970,560
	$10,670,000	5.500		04/04/23	10,803,375
EUR	9,480,000	3.000		03/11/25	9,344,266
Republic of Honduras(b)
	$23,950,000	8.750		12/16/20	26,464,750
Republic of Indonesia
	13,166,000	5.375		10/17/23	13,692,640
	32,300,000	5.875		01/15/24	34,520,625
	31,370,000	4.125	(d)	01/15/25	29,801,500
	45,980,000	4.750	(b)	01/08/26	45,290,300
	1,800,000	5.250		01/17/42	1,624,500
	5,140,000	6.750		01/15/44	5,499,800
	9,710,000	5.125		01/15/45	8,751,138
Republic of Sri Lanka
	14,035,000	6.125		06/03/25	12,456,062
	35,500,000	6.850	(b)	11/03/25	33,103,750
Republic of Venezuela
	28,990,000	7.750		10/13/19	11,523,525
	12,770,000	6.000		12/09/20	4,756,825
	6,130,000	12.750	(d)	08/23/22	2,743,175
	24,797,000	9.000		05/07/23	9,856,807
	78,740,000	8.250		10/13/24	29,921,200
	2,630,000	7.650		04/21/25	973,100
	9,230,000	11.750	(d)	10/21/26	4,107,350
	2,550,000	9.250		09/15/27	1,045,500
	41,840,000	9.250		05/07/28	16,317,600
	18,810,000	11.950		08/05/31	8,323,425
	8,020,000	9.375		01/13/34	3,147,850
Spain Government Bond
EUR	181,100,000	1.150		07/30/20	201,069,384
	176,250,000	5.500	(b)	04/30/21	238,336,634
	95,990,000	2.750	(b)	10/31/24	113,897,604
	45,050,000	2.150	(b)	10/31/25	50,648,603
Spain Government Inflation Linked Bond(b)
	71,594,952	0.550		11/30/19	79,774,287
United Mexican States
MXN	1,765,525,860	0.000	(j)	01/14/16	102,192,441
	704,816,840	0.000	(j)	01/21/16	40,773,416
	1,292,164,110	0.000	(j)	01/28/16	74,707,771
	1,505,740,440	0.000	(j)	02/18/16	86,882,040
	2,406,870,080	0.000	(j)	03/10/16	138,711,591
	1,615,414,090	0.000	(j)	03/17/16	92,966,568
	1,613,787,477	5.000		06/16/16	94,232,894
	1,850,614,300	4.750		06/14/18	107,958,317
	241,369,600	6.500		06/10/21	14,505,004
	154,502,100	8.000		12/07/23	10,049,427
	39,328,100	10.000		12/05/24	2,892,930
	75,763,000	8.500		05/31/29	5,146,407
	475,100	10.000		11/20/36	36,916
	$780,000	6.050		01/11/40	854,100
	2,890,000	4.750		03/08/44	2,632,790
	2,318,000	4.600		01/23/46	2,057,225

					3,370,591,620

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Supranational – 0.5%
European Investment Bank
GBP	29,200,000	3.875%	06/08/37	$ 49,665,489
	16,900,000	5.000	04/15/39	33,372,774

				83,038,263

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $3,734,454,309)				$ 3,453,629,883

Structured Note – 0.0%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	$20,644,221	6.000%	08/15/40	$ 4,437,657
(Cost $11,573,571)

Municipal Debt Obligations – 1.8%
Puerto Rico – 1.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	$4,955,000	6.000%	07/01/38	$ 3,344,625
	17,570,000	6.000	07/01/44	11,837,787
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	6,730,000	5.750	07/01/37	4,492,275
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	2,680,000	5.000	07/01/33	1,742,000
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	3,020,000	5.750	07/01/41	1,963,000
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	1,485,000	5.500	07/01/32	959,681
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	1,150,000	5.875	07/01/36	750,375
	3,340,000	5.750	07/01/38	2,171,000
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C
	1,285,000	6.000	07/01/39	841,675
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
	1,110,000	6.000	07/01/34	727,050
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E
	1,000,000	5.625	07/01/32	648,750
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	515,000	5.500	07/01/26	335,394
	5,720,000	5.750	07/01/28	3,753,750
	455,000	5.500	07/01/39	293,475
	2,095,000	5.000	07/01/41	1,335,562
Puerto Rico Commonwealth GO Bonds Series 2007 A
	5,270,000	5.250	07/01/37	3,379,387
Puerto Rico Commonwealth GO Bonds Series 2014 A
	141,230,000	8.000	07/01/35	102,391,750
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A
	1,950,000	5.125	07/01/31	1,254,103
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A
	455,000	5.000	07/01/34	290,063
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
	605,000	5.250	07/01/27	391,738

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(j)
$1,990,000	0.000%	08/01/35	$ 212,970
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(j)
5,285,000	0.000	08/01/37	509,633
4,305,000	0.000	08/01/38	388,914
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
1,205,000	5.250	08/01/40	686,850
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
1,005,000	5.500	08/01/23	448,481
1,650,000	5.250	08/01/27	699,188
35,660,000	0.000	08/01/32	13,979,790
20,990,000	5.750	08/01/37	8,553,425
2,795,000	6.375	08/01/39	1,173,900
55,240,000	6.000	08/01/42	22,786,500
500,000	6.500	08/01/44	211,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
9,275,000	0.000	08/01/33	2,782,036
19,375,000	5.500	08/01/37	7,798,437
25,740,000	5.375	08/01/39	10,296,000
56,610,000	5.500	08/01/42	22,785,525
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
5,965,000	5.375	08/01/38	2,386,000
3,150,000	6.000	08/01/39	1,299,375
65,095,000	5.250	08/01/41	26,038,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
14,040,000	5.000	08/01/43	5,616,000
9,575,000	5.250	08/01/43	3,830,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
29,245,000	5.500	08/01/28	12,429,125
2,995,000	6.125	08/01/29	1,242,925

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $437,261,088)			$ 289,057,764

U.S. Treasury Obligations – 3.0%
United States Treasury Inflation Protected Securities
$77,961,062	0.125%	04/15/17	$ 77,802,801
38,787,866	2.625 (k)	07/15/17	40,503,066
71,667,288	0.125	01/15/22	69,584,637
110,838,069	0.375	07/15/23	108,465,026
46,083,909	0.625	01/15/24	45,623,070
28,647,762	0.125	07/15/24	27,255,767
22,266,579	2.500	01/15/29	26,431,097
89,040,370	1.375	02/15/44	90,932,478

TOTAL U.S. TREASURY OBLIGATIONS (Cost $489,743,125)			$ 486,597,942

Bank Loans(l) – 6.1%
Automotive – 0.2%
Chrysler Group LLC
$35,585,993	3.500%	05/24/17	$ 35,432,617

Building Materials – 0.1%
Atkore International, Inc.
25,565,000	7.750	10/09/21	22,241,550

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(l) – (continued)
Energy – 0.5%
American Energy - Marcellus LLC
$24,800,885	5.250%	08/04/20	$ 6,510,232
10,300,000	8.500	08/04/21	188,799
Magnum Hunter Resources Corp.
96,554,092	0.000	10/22/19	56,966,914
Magnum Hunter Resources, Inc.
6,148,585	9.000	09/15/16	6,148,585
12,599,805	6.500	12/31/16	12,568,306

			82,382,836

Energy - Exploration & Production – 0.1%
EP Energy LLC
26,210,626	3.500	05/24/18	20,247,708

Entertainment – 0.1%
WMG Acquisition Corp.
12,521,572	3.750	07/01/20	11,827,626

Environmental – 0.2%
EnergySolutions LLC
36,962,579	6.750	05/29/20	27,721,934

Food & Beverages – 0.8%
Shearer’s Foods, Inc.
16,340,736	7.750	06/30/22	15,360,292
US Foods, Inc.
116,219,722	4.500	03/31/19	114,572,888

			129,933,180

Gaming – 0.1%
MGM Resorts International
22,159,690	3.500	12/20/19	21,827,295

Health Care – 0.4%
American Renal Holdings, Inc.
13,340,712	4.500	09/20/19	13,073,898
18,771,176	8.500	03/20/20	18,114,185
HCA, Inc.
25,000,000	2.750	03/31/17	24,954,750

			56,142,833

Health Care - Services – 0.5%
Community Health Systems, Inc.
11,329,449	4.000	01/27/21	11,135,262
MPH Acquisition Holdings LLC
25,325,944	3.750	03/31/21	24,608,460
Sedgwick Claims Management Services, Inc.
15,292,036	3.750	03/01/21	14,642,125
8,910,000	3.750	02/28/22	8,019,000
11,175,909	6.750	02/28/22	10,058,318
U.S. Renal Care, Inc.
13,175,000	5.250	11/06/22	13,043,250

			81,506,415

Media - Broadcasting & Radio – 0.4%
Getty Images, Inc.
110,621,568	4.750	10/18/19	68,972,548

Media - Cable – 0.1%
Neptune Finco Corp.
23,450,000	5.000	10/09/22	23,384,106

Media - Non Cable – 0.6%
Checkout Holding Corp.
103,077,371	4.500	04/09/21	81,946,510
16,750,000	7.750	04/11/22	9,275,312

			91,221,822

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(l) – (continued)
Pharmaceutical – 0.3%
Endo Luxembourg Finance Co. I S.A.R.L.
$36,917,752	3.750%	09/26/22	$ 36,379,491
Valeant Pharmaceuticals International, Inc.
19,321,319	4.000	04/01/22	18,543,636

			54,923,127

Retailers – 0.4%
Neiman Marcus Group Ltd., Inc.
26,375,000	4.250	10/25/20	23,275,938
True Religion Apparel, Inc.
57,140,833	5.875	07/30/19	31,617,737
8,400,000	11.000	01/30/20	3,360,000

			58,253,675

Services Cyclical - Business Services – 0.2%
ADS Waste Holdings, Inc.
12,256,056	3.750	10/09/19	11,842,414
First Data Corp.
27,700,000	4.168	07/08/22	27,277,575

			39,119,989

Technology - Software – 0.5%
BMC Software Finance, Inc.
55,616,488	5.000	09/10/20	45,645,008
Renaissance Learning, Inc.
1,700,000	8.000	04/11/22	1,589,500
TTM Technologies, Inc.
31,770,375	6.000	05/31/21	28,672,764

			75,907,272

Technology - Software/Services – 0.6%
Avago Technologies Cayman Ltd.
9,204,592	3.750	05/06/21	9,173,941
55,175,000	4.250	11/06/22	54,520,073
NXP BV
26,250,000	3.750	12/07/20	26,099,062

			89,793,076

TOTAL BANK LOANS (Cost $1,171,373,209)			$ 990,839,609

Shares	Rate		Value
Preferred Stocks – 0.8%
Banks – 0.3%
Citigroup Capital XIII(c)
797,300	6.692%		$ 20,721,827
ING Groep NV
707,693	6.125		18,074,479
248,139	6.200		6,327,545
300,962	6.375		7,758,800
Diversified Financial Services(c) – 0.5%
GMAC Capital Trust I
2,919,326	8.125		74,034,108

TOTAL PREFERRED STOCKS — 0.8% (Cost $132,146,573)			$ 126,916,759

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares	Description	Value
Common Stock(e) – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Halcon Resources Corp.
2,875,000	—%	$ 3,622,500
(Cost $26,245,402)

Shares	Distribution Rate	Value
Investment Company(m) – 1.2%
Goldman Sachs Financial Square Government Fund - FST Shares
203,882,734	0.185%	$ 203,882,734
(Cost $203,882,734)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $16,289,111,377)		$15,404,261,982

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 5.0%
Commercial Paper – 0.7%
PPG Industries
$10,000,000	0.761%	01/07/16	$ 9,998,750
Duke Energy Corp.
78,475,000	0.923	01/22/16	78,433,343
Dominion Resources, Inc.
20,000,000	0.518	01/05/16	19,998,867
Virginia Electric & Power
12,500,000	0.467	01/13/16	12,498,083

			120,929,043

Repurchase Agreement – 4.3%
Citigroup Global Markets, Inc.
350,000,000	1.470	02/23/16	350,000,000

Maturity Value: $352,213,701

Settlement Date: 09/21/2015

Collateralized by various mortgage obligations, 0.500% to 7.780%, due 10/15/20 to 01/25/54 and a corporate obligation, 0.000%, due 02/15/34. The aggregate market value of the collateral, including accrued interest, was $417,750,159.

Morgan Stanley
100,000,000	1.470	02/23/16	100,000,000

Maturity Value: $100,387,653

Settlement Date: 11/20/2015

Collateralized by various corporate obligations, 3.872%, 9.625%, due 04/03/17 to 05/30/44, by a government guaranteed obligation, 4.500%, due 08/14/24, by various mortgage obligations 2.499% to 6.811%, due 09/01/2020 to 12/11/49, by various municipal debt obligations, 0.000% to 5.250% due 06/01/34 to 03/01/46, and various equity securities. The aggregate market value of the collateral, including accrued interest, was $105,120,332.

Nomura Tri Party Repo
125,000,000	1.226	02/23/16	125,000,000
Maturity Value: $125,404,410
Settlement Date: 11/20/15
Collateralized by various by various mortgage obligations 0.537% to 8.377%, due 04/24/24 to 10/25/36. The aggregate market value of the collateral, including accrued interest, was $154,732,541.
Nomura Tri Party Repo
125,000,000	1.026	02/23/16	125,000,000
Maturity Value: $125,338,438
Settlement Date: 11/20/15

Collateralized by various by various mortgage obligations 0.602% to 6.250%, due 01/15/18 to 06/15/77, by a corporate obligation, 7.076%, due 03/20/21. The aggregate market value of the collateral, including accrued interest, was $145,682,552.

			700,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $820,929,043)			$ 820,929,043

TOTAL INVESTMENTS — 99.5% (Cost $17,110,040,420)			$16,225,191,025

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Reverse Repurchase Agreements – (0.3)%
Barclays Reverse Repurchase Agreement
$(16,707,813)	4.000%	11/22/16	$ (16,707,813)
Citigroup Reverse Repurchase Agreement
(1,211,237)	0.500	11/03/17	(1,211,237)
First Boston Reverse Repurchase Agreement
(14,940,000)	0.250	10/31/16	(14,940,000)
(4,938,050)	0.500	12/12/16	(4,938,050)
(1,982,400)	0.250	12/21/16	(1,982,400)
Royal Bank of Canada Reverse Repurchase Agreement
(4,250,000)	1.250	08/20/16	(4,250,000)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $44,029,500)			$ (44,029,500)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			129,288,118

NET ASSETS — 100.0%			$16,310,449,643

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,868,317,957, which represents approximately 29.9% of net assets as of December 31, 2015.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of December 31, 2015, the value of securities pledged amounted to $32,929,425.

(e)	Security is currently in default and/or non-income producing.

(f)	Pay-in-kind securities.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $210,354,061 which represents approximately 1.3% of net assets as of December 31, 2015.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2015.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on December 31, 2015. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	Represents an Affiliated Fund.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	SEK	1,364,592,625	EUR	147,266,346	$162,015,732	03/16/16	$1,657,464
	SEK	175,341,103	USD	20,644,152	20,817,947	03/16/16	173,795
	USD	57,638,000	BRL	220,479,514	55,634,498	01/05/16	2,003,502
	USD	28,996,000	CNH	191,260,052	28,796,303	03/16/16	199,697
	USD	119,858,957	MXN	1,981,616,152	114,740,100	01/28/16	5,118,857
	USD	139,938,861	MXN	2,386,839,197	137,786,125	03/10/16	2,152,736
	USD	90,390,462	SGD	127,681,048	89,821,138	03/16/16	569,324
	USD	56,717,703	TWD	1,860,283,925	56,374,468	01/19/16	343,234
Barclays Bank PLC	USD	108,265,295	CNH	721,046,862	106,997,582	09/01/16	1,267,712
	USD	31,897,351	ILS	123,031,274	31,670,912	03/16/16	226,439
	USD	29,067,000	ZAR	450,461,036	28,714,379	03/16/16	352,621
BNP Paribas SA	EUR	19,283,000	HUF	6,066,663,196	20,997,251	03/16/16	117,354
	HUF	13,290,187,992	USD	45,244,733	45,741,415	03/16/16	496,681
	USD	16,456,288	AUD	22,571,771	16,385,425	03/16/16	70,863
	USD	25,550,169	EUR	23,317,240	25,390,134	03/16/16	160,035
	USD	73,121,934	KRW	84,959,644,250	72,253,170	01/14/16	868,764
	USD	29,167,834	MYR	125,442,103	29,070,878	01/08/16	96,956
	USD	52,338,108	TWD	1,699,680,058	51,548,583	01/08/16	789,525
	USD	52,565,651	TWD	1,712,063,254	51,845,185	01/29/16	720,466
Citibank NA	CLP	18,984,531,548	USD	26,549,936	26,754,341	01/12/16	204,405
	CLP	31,031,632,897	USD	43,547,057	43,651,326	01/27/16	104,269
	COP	42,963,762,600	USD	13,081,559	13,517,254	01/12/16	435,695
	PLN	122,421,948	EUR	28,265,134	31,161,914	03/16/16	384,021
	PLN	935,533,078	USD	231,432,973	238,135,416	03/16/16	6,702,443
	USD	17,601,637	AUD	24,161,478	17,539,435	03/16/16	62,202
	USD	17,005,449	CHF	17,008,000	16,985,749	01/07/16	19,701
	USD	87,247,000	CNH	574,119,286	86,439,968	03/16/16	807,032
	USD	32,490,236	CNH	212,463,399	31,527,868	09/01/16	962,368
	USD	585,161,932	EUR	530,371,866	577,521,722	03/16/16	7,640,209
	USD	30,179,788	GBP	20,180,467	29,751,177	01/13/16	428,611
	USD	57,961,649	KRW	65,760,389,358	55,924,178	01/15/16	2,037,472
	USD	264,656,017	MXN	4,524,268,146	261,832,311	02/05/16	2,823,706
	USD	88,523,311	MXN	1,493,565,306	86,356,216	02/18/16	2,167,095
Credit Suisse International (London)	AUD	17,542,339	EUR	11,466,331	12,734,432	03/16/16	248,749
	CAD	18,586,051	USD	13,352,720	13,434,890	03/16/16	82,171
	GBP	18,529,314	EUR	25,064,000	27,319,485	03/16/16	27,305
	JPY	6,924,243,437	USD	56,669,000	57,719,290	03/16/16	1,050,290
	USD	30,049,488	EUR	27,576,180	30,027,692	03/16/16	21,796
	USD	23,383,000	RUB	1,567,495,773	21,399,786	01/12/16	1,983,214
	USD	28,996,000	RUB	2,034,237,577	27,756,169	01/14/16	1,239,831
	USD	13,099,989	SEK	109,037,755	12,945,865	03/16/16	154,124
Deutsche Bank AG	COP	100,487,977,079	USD	31,545,433	31,605,470	01/15/16	60,037
	KRW	34,453,047,200	USD	28,996,000	29,299,679	01/15/16	303,679
	SEK	244,648,569	EUR	26,354,387	29,046,703	03/16/16	349,421
	SEK	1,221,437,000	USD	140,627,011	144,760,144	01/15/16	4,133,132
	USD	231,124,701	BRL	888,166,000	221,929,241	02/02/16	9,195,460
	USD	29,082,000	CNH	191,432,265	28,822,231	03/16/16	259,769
	USD	112,596,716	CNH	748,771,613	111,111,714	09/01/16	1,485,003
	USD	13,012,815	NZD	19,080,933	12,989,044	03/16/16	23,771
HSBC Bank PLC	CAD	19,439,992	USD	13,998,496	14,052,160	03/16/16	53,663
	CLP	7,576,209,968	USD	10,646,875	10,672,986	01/15/16	26,111
	COP	61,221,908,086	USD	18,250,681	19,231,068	01/27/16	980,387
	JPY	32,826,774,959	USD	267,951,800	273,379,710	02/16/16	5,427,911

GOLDMAN SACHS STRATEGIC INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

HSBC Bank PLC (continued)	KRW	34,336,701,765	USD	29,067,000	$29,201,341	01/14/16	$134,341
	SEK	636,896,877	EUR	68,785,303	75,617,669	03/16/16	717,379
	USD	29,434,000	BRL	113,388,598	28,611,809	01/05/16	822,191
	USD	23,318,000	CLP	16,537,615,278	23,305,974	01/12/16	12,026
	USD	21,306,000	CNH	139,121,788	20,946,314	03/16/16	359,686
	USD	97,286,000	CNH	641,785,624	95,235,849	09/01/16	2,050,151
	USD	25,336,536	IDR	349,948,239,965	25,168,299	01/19/16	168,237
	USD	104,882,300	MXN	1,751,639,292	101,529,835	01/14/16	3,352,465
	USD	29,506,000	MYR	125,442,103	29,133,383	01/04/16	372,617
	USD	38,837,520	RUB	2,710,858,870	37,009,222	01/12/16	1,828,298
	USD	11,368,502	SEK	95,418,115	11,328,828	03/16/16	39,674
	USD	90,182,969	SGD	127,685,557	89,824,310	03/16/16	358,659
	USD	92,881,760	TWD	3,047,775,988	92,347,114	01/21/16	534,646
JPMorgan Securities, Inc.	SEK	864,384,400	EUR	92,937,377	102,626,871	03/16/16	1,427,397
	SEK	259,592,302	USD	30,765,584	30,820,947	03/16/16	55,363
	USD	15,074,978	AUD	20,675,295	15,008,725	03/16/16	66,253
	USD	22,205,582	CAD	30,109,660	21,764,708	03/16/16	440,875
	USD	29,067,000	CNH	191,586,410	28,845,440	03/16/16	221,560
	USD	95,131,000	CNH	621,770,801	92,265,809	09/01/16	2,865,191
	USD	34,847,673	GBP	23,215,686	34,229,037	03/16/16	618,636
	USD	60,621,694	KRW	70,300,553,660	59,785,240	01/15/16	836,454
	USD	85,003,000	RUB	6,053,896,659	82,486,041	01/19/16	2,516,959
	USD	65,880,964	TWD	2,154,966,348	65,263,116	02/04/16	617,848
Merrill Lynch & Co., Inc.	USD	176,347,170	CAD	234,249,000	169,292,977	01/07/16	7,054,193
Morgan Stanley & Co.	RUB	1,047,285,867	USD	14,159,534	14,269,564	01/19/16	110,030
	USD	59,152,000	BRL	224,742,705	56,710,246	01/05/16	2,441,754
	USD	28,334,000	MXN	483,774,716	27,915,008	03/16/16	418,992
	USD	93,085,367	MXN	1,602,138,795	92,440,746	03/17/16	644,621
	USD	17,716,000	RUB	1,244,699,586	16,992,903	01/12/16	723,097
Royal Bank of Canada	BRL	217,467,252	USD	54,550,922	54,874,401	01/05/16	323,479
	CAD	59,981,561	EUR	39,761,069	43,357,553	03/16/16	61,739
	USD	28,334,000	BRL	110,799,540	27,958,501	01/05/16	375,499
	USD	29,147,000	CAD	39,299,425	28,407,511	03/16/16	739,489
Royal Bank of Scotland PLC	HUF	13,713,886,438	USD	46,566,677	47,199,676	03/16/16	632,999
	PLN	119,968,828	EUR	27,922,000	30,537,484	03/16/16	133,229
	SEK	482,233,367	EUR	51,866,000	57,254,737	03/16/16	777,869
	TRY	88,668,289	USD	28,996,000	29,750,613	03/16/16	754,613
	USD	34,921,208	CLP	24,573,425,136	34,634,870	01/11/16	286,338
	USD	41,020,013	CLP	29,087,397,729	40,976,873	01/15/16	43,140
	USD	28,334,000	MXN	486,866,239	28,093,396	03/16/16	240,604
Standard Chartered Bank	AUD	39,826,000	USD	28,211,145	28,910,711	03/16/16	699,566
	KRW	34,403,318,180	USD	29,084,000	29,261,630	01/08/16	177,630
	USD	4,282,551	CNH	28,162,912	4,240,236	03/16/16	42,315
	USD	153,647,000	CNH	1,000,055,812	148,400,277	09/01/16	5,246,723
State Street Bank and Trust	AUD	35,657,935	USD	25,567,631	25,885,007	03/16/16	317,376
	EUR	52,193,000	USD	56,796,684	56,832,938	03/16/16	36,254
	NZD	21,223,568	USD	13,936,456	14,447,609	03/16/16	511,153
	SEK	1,750,104,914	EUR	189,108,095	207,786,942	03/16/16	1,867,210
	SEK	187,207,450	USD	22,167,057	22,226,818	03/16/16	59,761
	USD	22,299,311	NOK	191,880,000	21,674,131	01/15/16	625,180
UBS AG (London)	AUD	24,396,336	USD	17,420,570	17,709,924	03/16/16	289,354
	EUR	50,949,551	GBP	36,001,462	55,478,947	03/16/16	2,398,654
	EUR	12,181,830	USD	12,907,867	13,264,790	03/16/16	356,923
	JPY	3,586,713,232	USD	29,147,000	29,898,218	03/16/16	751,218
	KRW	34,496,976,140	USD	28,996,000	29,337,038	01/15/16	341,038
	SEK	721,610,833	EUR	77,925,365	85,675,611	03/16/16	822,711
	USD	58,548,426	AUD	80,443,000	58,395,630	03/16/16	152,796
	USD	80,660,341	KRW	94,634,744,833	80,467,944	01/22/16	192,397
Westpac Banking Corp.	AUD	80,511,000	USD	57,952,623	58,444,993	03/16/16	492,370
	JPY	36,380,066,263	USD	296,400,639	302,971,339	02/16/16	6,570,700
	NZD	146,342,000	USD	97,039,380	99,936,900	01/22/16	2,897,520
	USD	64,858,000	CNH	425,784,663	63,183,035	09/01/16	1,674,965
	USD	133,601,315	EUR	121,789,000	132,489,340	02/10/16	1,111,975

GOLDMAN SACHS STRATEGIC INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Westpac Banking Corp. (continued)	USD	753,003,452	GBP	497,693,931	$733,728,318	01/13/16	$19,275,134
	USD	57,979,014	KRW	65,775,452,534	55,936,988	01/15/16	2,042,028
	USD	31,509,510	TWD	1,022,200,029	31,001,695	01/08/16	507,816
	USD	9,648,004	TWD	317,433,812	9,613,477	02/04/16	34,528

TOTAL							$154,944,964

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	CAD	20,456,663	USD	15,102,184	$14,787,058	03/16/16	$(315,125)
	EUR	26,477,000	PLN	115,625,059	28,830,795	03/16/16	(601,003)
	GBP	8,307,631	JPY	1,501,404,927	12,248,710	03/16/16	(266,740)
	USD	28,993,875	AUD	39,999,000	29,036,297	03/16/16	(42,421)
	USD	56,306,000	CAD	78,757,173	56,929,467	03/16/16	(623,467)
	USD	197,541,548	JPY	24,128,613,585	200,941,865	02/16/16	(3,400,318)
	USD	54,143,747	KRW	64,214,484,245	54,610,634	01/14/16	(466,887)
	USD	29,082,000	TWD	959,996,820	29,108,838	01/11/16	(26,838)
Barclays Bank PLC	EUR	43,887,000	AUD	67,240,369	47,788,537	03/16/16	(1,022,966)
	GBP	8,496,088	USD	12,850,461	12,526,570	03/16/16	(323,891)
	KRW	34,081,295,630	USD	29,147,000	28,984,133	01/14/16	(162,867)
	KRW	24,307,619,000	USD	21,406,031	20,665,779	01/29/16	(740,253)
	TWD	964,610,152	USD	29,506,000	29,255,086	01/08/16	(250,914)
	USD	28,771,887	IDR	414,890,608,000	29,525,938	02/17/16	(754,051)
	USD	22,968,607	NZD	34,430,471	23,438,000	03/16/16	(469,393)
	USD	92,615,999	TRY	277,570,150	93,132,303	03/16/16	(516,304)
BNP Paribas SA	GBP	9,501,841	USD	14,097,216	14,009,445	03/16/16	(87,771)
	MYR	125,442,103	USD	29,172,582	29,133,383	01/04/16	(39,199)
	NOK	97,160,269	USD	11,128,781	10,968,508	03/16/16	(160,273)
	USD	132,324,858	AED	488,722,670	132,603,486	12/07/16	(278,628)
	USD	26,729,796	EUR	24,559,475	26,742,803	03/16/16	(13,007)
	USD	13,027,690	JPY	1,567,068,257	13,062,809	03/16/16	(35,119)
	USD	14,747,251	NZD	21,834,517	14,863,503	03/16/16	(116,252)
Citibank NA	AUD	33,602,338	USD	24,501,985	24,392,796	03/16/16	(109,189)
	CAD	25,180,862	USD	18,600,821	18,201,936	03/16/16	(398,885)
	CNH	1,040,977,613	USD	160,064,214	156,730,620	03/16/16	(3,333,593)
	GBP	94,310,012	USD	141,706,942	139,037,112	01/13/16	(2,669,830)
	HUF	13,311,325,332	USD	46,242,359	45,814,164	03/16/16	(428,195)
	RUB	1,540,958,130	USD	22,244,073	21,037,488	01/12/16	(1,206,585)
	RUB	5,716,672,094	USD	85,240,768	77,716,049	01/27/16	(7,524,719)
	USD	241,727,000	AED	890,869,076	242,073,682	08/11/16	(346,682)
	USD	28,944,250	AUD	40,408,000	29,333,200	03/16/16	(388,950)
	USD	28,334,000	CAD	39,451,695	28,517,580	03/16/16	(183,580)
	USD	1,751,305,952	EUR	1,612,457,257	1,754,127,202	02/10/16	(2,821,251)
	USD	177,320,000	EUR	167,709,888	182,519,967	02/26/16	(5,199,967)
	USD	55,018,018	JPY	6,651,210,674	55,443,336	03/16/16	(425,319)
	USD	16,456,288	NZD	24,858,441	16,921,991	03/16/16	(465,703)
	USD	34,243,704	SEK	288,986,518	34,310,871	03/16/16	(67,169)
Credit Suisse International (London)	CAD	17,350,641	USD	12,695,978	12,541,877	03/16/16	(154,102)
	CLP	32,357,022,088	USD	46,004,155	45,594,183	01/13/16	(409,972)
	COP	106,449,418,700	USD	33,782,742	33,491,103	01/12/16	(291,638)
	EUR	43,887,000	AUD	66,932,941	47,788,537	03/16/16	(799,795)
	GBP	22,264,269	USD	33,212,936	32,826,275	03/16/16	(386,661)
	RUB	1,970,210,047	USD	27,661,000	26,776,750	01/28/16	(884,250)
	USD	13,375,785	JPY	1,614,945,450	13,461,905	03/16/16	(86,120)
	USD	16,679,875	NZD	24,636,105	16,770,640	03/16/16	(90,765)
Deutsche Bank AG	BRL	102,473,000	USD	26,666,233	25,605,298	02/02/16	(1,060,935)
	USD	23,282,661	COP	77,937,868,852	24,497,445	01/21/16	(1,214,784)
	USD	25,168,618	IDR	349,948,239,965	25,344,663	01/04/16	(176,045)
	USD	30,277,527	IDR	419,949,306,000	30,318,823	01/11/16	(41,295)
	USD	29,084,000	JPY	3,562,702,748	29,698,071	03/16/16	(614,071)
	USD	147,389,199	SEK	1,280,171,000	151,721,078	01/15/16	(4,331,878)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

HSBC Bank PLC	BRL	110,166,808	USD	29,067,000	$27,798,841	01/05/16	$(1,268,159)
	CAD	18,857,495	USD	14,108,925	13,631,103	03/16/16	(477,822)
	CNH	875,992,131	USD	132,593,000	131,890,243	03/16/16	(702,758)
	CNH	195,003,933	USD	29,484,000	28,937,023	09/01/16	(546,977)
	GBP	21,293,145	USD	31,882,041	31,394,456	03/16/16	(487,585)
	IDR	349,948,239,965	USD	25,450,781	25,344,663	01/04/16	(106,118)
	MXN	484,066,790	USD	27,987,000	27,931,861	03/16/16	(55,139)
	NOK	229,545,092	USD	26,387,481	25,913,548	03/16/16	(473,933)
	RUB	1,373,320,708	USD	21,064,816	18,738,284	01/14/16	(2,326,533)
	RUB	1,964,175,718	USD	27,733,781	26,762,446	01/19/16	(971,336)
	RUB	2,710,858,870	USD	38,535,255	36,718,010	02/11/16	(1,817,245)
	USD	83,353,237	AED	307,931,845	83,550,116	12/07/16	(196,879)
	USD	12,090,972	AUD	16,685,833	12,112,673	03/16/16	(21,701)
	USD	30,267,356	IDR	424,953,679,604	30,724,388	01/08/16	(457,031)
	USD	125,130,550	JPY	15,153,485,131	126,316,818	03/16/16	(1,186,268)
	ZAR	167,879,888	USD	10,899,168	10,784,252	02/05/16	(114,916)
JPMorgan Securities, Inc.	CAD	35,775,780	USD	26,459,157	25,860,452	03/16/16	(598,705)
	CNH	191,970,821	USD	29,067,000	28,903,317	03/16/16	(163,683)
	EUR	1,879,677	USD	2,066,539	2,044,824	02/10/16	(21,715)
	GBP	26,555	USD	39,352	39,149	01/13/16	(202)
	MXN	3,353,237,752	USD	196,133,769	193,490,183	03/16/16	(2,643,586)
	NOK	225,482,250	USD	25,794,146	25,454,890	03/16/16	(339,256)
	RUB	3,982,096,099	USD	58,996,000	54,364,423	01/12/16	(4,631,577)
	RUB	1,984,547,421	USD	29,711,018	27,078,171	01/14/16	(2,632,847)
	RUB	1,971,238,641	USD	27,554,356	26,858,680	01/19/16	(695,676)
	RUB	2,033,855,800	USD	29,147,000	27,696,246	01/21/16	(1,450,754)
	USD	33,202,618	IDR	468,986,975,000	33,681,231	01/22/16	(478,613)
	USD	41,042,677	IDR	589,988,488,752	41,960,804	02/19/16	(918,127)
	USD	18,658,044	SEK	158,521,171	18,820,946	03/16/16	(162,901)
Merrill Lynch & Co., Inc.	CAD	251,391,969	USD	189,252,728	181,682,291	01/07/16	(7,570,437)
Morgan Stanley & Co.	BRL	341,012,180	USD	88,140,000	86,048,999	01/05/16	(2,091,001)
	EUR	18,490,980	USD	20,165,246	20,115,591	02/10/16	(49,655)
	GBP	87,876,000	USD	132,895,754	129,551,730	01/13/16	(3,344,024)
	NOK	120,438,008	USD	13,813,758	13,596,353	03/16/16	(217,405)
	RUB	4,923,583,066	USD	73,552,182	67,179,863	01/14/16	(6,372,319)
	RUB	1,954,352,432	USD	27,622,497	26,628,600	01/19/16	(993,897)
	RUB	4,188,199,375	USD	58,864,362	56,845,103	02/03/16	(2,019,259)
	USD	28,274,441	AUD	39,716,314	28,831,088	03/16/16	(556,646)
	USD	28,149,829	BRL	111,641,940	28,171,067	01/05/16	(21,238)
	USD	56,110,000	BRL	226,347,740	56,558,326	02/02/16	(448,326)
	USD	30,082,266	IDR	419,406,959,400	30,163,775	01/19/16	(81,508)
	USD	44,147,273	NZD	66,305,178	45,136,203	03/16/16	(988,930)
Royal Bank of Canada	CAD	119,588,098	EUR	80,855,762	86,444,020	03/16/16	(1,599,789)
	CAD	42,135,117	USD	31,085,750	30,457,286	03/16/16	(628,464)
	EUR	9,226,166	USD	10,107,403	10,046,368	03/16/16	(61,035)
	MXN	2,493,870,068	USD	147,114,184	143,902,524	03/16/16	(3,211,660)
	USD	54,000,957	BRL	217,467,252	54,339,326	02/02/16	(338,370)
Royal Bank of Scotland PLC	MXN	2,136,452,021	USD	128,244,575	123,278,611	03/16/16	(4,965,964)
	USD	22,437,000	COP	74,563,939,746	23,441,913	01/19/16	(1,004,913)
Standard Chartered Bank	CAD	18,925,540	USD	13,933,255	13,680,289	03/16/16	(252,966)
	CNH	376,541,851	USD	57,182,000	56,692,514	03/16/16	(489,486)
	COP	156,498,396,800	USD	51,114,870	49,159,384	01/27/16	(1,955,486)
	KRW	86,875,468,416	USD	74,216,000	73,874,817	01/19/16	(341,183)
	ZAR	444,405,944	USD	29,067,000	28,328,401	03/16/16	(738,599)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust	AUD	16,623,000	USD	12,106,780	$12,099,754	01/22/16	$(7,027)
	CAD	158,502,575	USD	115,984,000	114,573,272	03/16/16	(1,410,728)
	GBP	22,463,658	USD	33,606,284	33,120,253	03/16/16	(486,031)
	KRW	74,469,243,420	USD	63,921,000	63,330,391	01/15/16	(590,609)
	NOK	175,890,000	USD	20,441,035	19,867,954	01/15/16	(573,082)
	NOK	456,089,970	USD	53,577,907	51,488,399	03/16/16	(2,089,508)
	USD	86,404,874	AUD	120,091,000	87,177,127	03/16/16	(772,253)
	USD	12,812,967	JPY	1,573,304,164	13,114,790	03/16/16	(301,824)
	USD	72,338,867	NZD	108,180,119	73,641,908	03/16/16	(1,303,042)
UBS AG (London)	BRL	112,406,058	USD	29,506,000	28,363,880	01/05/16	(1,142,120)
	CNH	191,521,480	USD	28,996,000	28,835,664	03/16/16	(160,336)
	EUR	26,190,000	PLN	113,061,680	28,518,281	03/16/16	(261,022)
	EUR	86,672,308	USD	94,935,708	94,377,442	03/16/16	(558,266)
	MXN	2,360,050,997	USD	142,133,217	136,180,829	03/16/16	(5,952,387)
	USD	181,239,982	JPY	22,200,991,540	184,888,727	02/16/16	(3,648,746)
	USD	107,902,264	JPY	13,272,302,210	110,635,605	03/16/16	(2,733,340)
	USD	101,185,098	KRW	119,158,607,319	101,349,964	01/08/16	(164,866)
	USD	35,128,450	NZD	52,904,508	36,013,909	03/16/16	(885,459)
Westpac Banking Corp.	GBP	199,418,000	USD	301,716,443	293,993,205	01/13/16	(7,723,238)
	USD	180,871,373	JPY	22,175,191,999	184,605,221	01/28/16	(3,733,848)
	USD	90,212,115	NZD	136,046,019	92,905,778	01/22/16	(2,693,663)

TOTAL							$(150,307,612)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	622	March 2016	$98,703,625	$(192,852)
5 Year German Euro-Bobl	3,223	March 2016	457,684,038	464,019
10 Year German Euro-Bund	803	March 2016	137,810,482	64,907
2 Year U.S. Treasury Notes	(779)	March 2016	(169,225,579)	263,088
10 Year U.S Treasury Notes	(7,037)	March 2016	(886,002,281)	3,048,152
20 Year U.S. Treasury Bonds	(3,796)	March 2016	(583,635,000)	3,905,935

TOTAL				$7,553,249

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	57,343,520		11/04/17	2.060%	3 month KWCDC	$449,243
	GBP	32,010		12/09/24	12 month UK-RPI	3.150%	(1,930,074)
		33,004,820	(a)	06/03/25	3 month KWCDC	2.427	(415,497)
		44,259,930	(a)	06/24/25	3 month KWCDC	2.562	(788,163)
	GBP	32,010		12/09/29	3.377	12 month UK-RPI	2,542,765
		24,900		12/09/39	3.568	12 month UK-RPI	2,566,637
		24,900		12/09/44	12 month UK-RPI	3.565	(3,176,564)
Barclays Bank PLC	KRW	217,875,100		11/07/17	2.034	3 month KWCDC	1,604,610
		16,826,730		05/10/23	3 month KWCDC	2.735	(937,758)
		19,262,500		05/20/23	3 month KWCDC	2.830	(1,184,161)
		19,262,500		05/20/23	3 month KWCDC	2.840	(1,196,063)
		6,800,000		08/09/23	3 month KWCDC	3.440	(691,907)
	MYR	31,310		08/14/23	3 month KLIBOR	4.485	(13,756)
		39,385,400	(a)	07/15/25	3 month KWCDC	2.615	(778,642)
Citibank NA	KRW	7,061,700		10/14/17	2.240	3 month KWCDC	76,508
		136,480,620		10/28/17	2.173	3 month KWCDC	1,329,618

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA (continued)	MYR	112,250	09/17/18	3 month KLIBOR	3.830%	$116,527
		42,800	09/24/18	3 month KLIBOR	3.785	57,134
		169,560	11/19/18	3 month KLIBOR	3.915	109,293
		51,130	11/21/18	3 month KLIBOR	3.960	18,161
	KRW	69,118,700	08/08/23	3 month KWCDC	3.450	(7,069,830)
		8,854,260	08/16/23	3 month KWCDC	3.485	(924,404)
	MYR	36,600	11/15/23	3 month KLIBOR	4.450	13,964
	KRW	28,266,470	01/07/24	3 month KWCDC	3.471	(3,086,756)
Credit Suisse International (London)	BRL	36,980	01/02/18	11.935%	1 month Brazilian Interbank Deposit Average	(680,625)
Deutsche Bank AG		218,630	01/04/16	11.230	1 month Brazilian Interbank Deposit Average	(1,017,202)
		279,240	01/02/17	15.696	1 month Brazilian Interbank Deposit Average	92,601
	KRW	55,677,880	03/03/17	2.850	3 month KWCDC	732,773
	BRL	40	01/02/18	11.900	1 month Brazilian Interbank Deposit Average	(745)
	MYR	112,770	09/13/18	3 month KLIBOR	3.920	53,179
		50,380	11/14/18	3 month KLIBOR	3.880	43,377
		477,120	03/12/19	3 month KLIBOR	4.027	80,520
		106,750	01/04/21	14.395	1 month Brazilian Interbank Deposit Average	(1,331,858)
	BRL	122,340	01/04/21	16.441	1 month Brazilian Interbank Deposit Average	(24,053)
		126,100	01/04/21	13.360	1 month Brazilian Interbank Deposit Average	(2,486,907)
		132,750	01/04/21	13.409	1 month Brazilian Interbank Deposit Average	(2,570,178)
		194,940	01/04/21	15.676	1 month Brazilian Interbank Deposit Average	(819,130)
	BRL	206,900	01/04/21	13.916	1 month Brazilian Interbank Deposit Average	(3,260,423)
		333,990	01/04/21	16.266	1 month Brazilian Interbank Deposit Average	(802,746)
		356,230	01/04/21	13.431	1 month Brazilian Interbank Deposit Average	(6,838,996)
	BRL	520,000	01/04/21	14.042	1 month Brazilian Interbank Deposit Average	(7,740,994)
		831,520	01/04/21	13.632	1 month Brazilian Interbank Deposit Average	(14,773,104)
	MYR	26,840	08/14/23	3 month KLIBOR	4.490	(13,859)
Deutsche Bank Securities, Inc.	KRW	111,467,390	10/13/17	2.248	3 month KWCDC	1,216,215
		278,210,230	10/15/17	2.253	3 month KWCDC	3,075,759
		34,254,690	11/04/17	2.075	3 month KWCDC	277,090
JPMorgan Securities, Inc.		230,094,560	03/05/17	2.889	3 month KWCDC	3,131,946
	MYR	113,040	11/26/18	3 month KLIBOR	3.955	48,936
		254,240	12/11/18	3 month KLIBOR	3.972	88,144
		137,750	01/04/21	14.402	1 month Brazilian Interbank Deposit Average	(1,712,110)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

JPMorgan Securities, Inc. (continued)	BRL	144,870		01/04/21	16.370%	1 month Brazilian Interbank Deposit Average	$(93,798)
		260,480		01/04/21	14.660	1 month Brazilian Interbank Deposit Average	(2,788,184)
	BRL	410,000		01/04/21	14.140	1 month Brazilian Interbank Deposit Average	(5,828,464)
	MYR	34,420		08/15/23	3 month KLIBOR	4.520%	(33,421)
	KRW	11,159,200		08/19/23	3 month KWCDC	3.563	(1,221,310)
	MYR	64,380		09/26/23	3 month KLIBOR	4.330	143,839
	KRW	31,495,660		10/31/23	3 month KWCDC	3.230	(2,847,795)
		62,836,430		11/06/23	3 month KWCDC	3.320	(6,047,089)
		18,223,710		11/13/23	3 month KWCDC	3.415	(1,865,410)
		34,996,240		01/15/24	3 month KWCDC	3.445	(3,755,921)
		26,034,300	(a)	06/09/25	3 month KWCDC	2.645	(552,170)
	KRW	50,161,100	(a)	10/30/25	3 month KWCDC	2.095	75,694
		105,103,980	(a)	11/09/25	2.236	3 month KWCDC	422,621
		109,727,590	(a)	11/10/25	2.330	3 month KWCDC	844,806
		8,900,000		12/18/28	3 month KWCDC	3.495	(1,384,820)
Morgan Stanley & Co. International PLC		19,402,350		10/13/17	2.250	3 month KWCDC	212,519
		113,180,350		10/13/17	2.245	3 month KWCDC	1,230,105
		14,081,670		10/14/17	2.250	3 month KWCDC	154,957
		14,081,680		10/14/17	2.245	3 month KWCDC	153,761
		53,882,840		10/28/17	2.168	3 month KWCDC	519,899
		132,770,610		10/29/17	2.175	3 month KWCDC	1,296,514
	MYR	67,180		11/20/18	3 month KLIBOR	3.934	37,237
	BRL	63,100		01/04/21	1 month Brazilian Interbank Deposit Average	11.980	1,937,485
	KRW	36,546,310		06/27/23	3 month KWCDC	3.413	(3,534,260)
		8,653,900		08/16/23	3 month KWCDC	3.485	(904,256)
		27,440,060	(a)	09/23/25	3 month KWCDC	2.265	(149,335)
		27,440,070	(a)	09/23/25	3 month KWCDC	2.260	(143,911)
	KRW	35,487,890	(a)	11/11/25	2.297	3 month KWCDC	227,367

TOTAL							$(72,434,845)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

MXN	5,390,450		11/07/16	3.910%	Mexico Interbank TIIE 28 Days	$1,100	$207,904
	2,411,810		11/08/16	3.920	Mexico Interbank TIIE 28 Days	494	101,602
	4,533,790		11/09/16	3.900	Mexico Interbank TIIE 28 Days	935	135,935
GBP	272,340	(a)	01/04/18	6 month BP	0.845%	58,648	980,231

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	SEK	16,304,910	(a)	03/16/18	0.050%	3 month STIBOR	$7,206,727	$(3,102,613)
	CAD	793,430	(a)	03/16/18	1.250	6 month CDOR	3,984,263	575,336
		$503,510	(a)	03/16/18	1.500	3 month LIBOR	3,038,344	(892,183)
		1,677,100	(a)	03/16/18	3 month LIBOR	1.500%	(10,926,166)	3,777,695
	GBP	1,113,590	(a)	03/16/18	6 month BP	1.500	(13,420,200)	3,143,936
	AUD	3,278,210		12/07/18	2.250	6 month AUDOR	1,815,282	(1,368,752)
	EUR	869,510	(a)	03/16/19	0.250	6 month EURO	5,295,708	(616,177)
		$855,700	(a)	03/16/19	3 month LIBOR	1.750	(8,621,181)	2,525,260
	PLN	285,790		06/17/19	3.048	6 month WIBOR	1,086,884	2,472,988
		285,790		06/17/19	6 month WIBOR	3.045	346	(4,200,280)
	EUR	127,140		06/18/19	6 month EURO	1.250	(2,687,030)	(3,712,780)
	CAD	1,133,020	(a)	03/16/21	1.750	6 month CDOR	17,046,864	4,062,829
	AUD	459,230	(a)	03/16/21	2.500	6 month AUDOR	(1,709,155)	(580,123)
		$1,214,400	(a)	03/16/21	3 month LIBOR	2.000	(15,518,165)	3,592,635
	SEK	6,106,210	(a)	03/16/21	3 month STIBOR	0.750	(2,207,359)	4,502,074
	EUR	1,004,730	(a)	03/16/21	6 month EURO	0.500	(10,504,076)	3,613,922
		$3,695,300	(a)	06/24/21	2.923	3 month LIBOR	(913,379)	43,836,506
		4,243,080	(a)	09/02/22	2.810	3 month LIBOR	5,884,801	17,864,142
	CAD	415,250	(a)	09/29/22	2.241	6 month CDOR	(573,532)	1,219,110
	GBP	163,520	(a)	12/11/22	6 month BP	1.940	618,946	969,743
		$642,400	(a)	03/16/23	2.250	3 month LIBOR	8,550,255	1,571,399
		377,020	(a)	03/16/23	3 month LIBOR	2.250	(7,093,230)	1,152,903
	EUR	2,632,680	(a)	05/11/25	1.568	6 month EURO	(4,885,720)	8,471,206
		920,440	(a)	08/24/25	9.145	3 month JIBAR	848	(1,624,810)
	EUR	911,030	(a)	09/16/25	2.000	6 month EURO	3,272,775	14,632,293
	GBP	695,320	(a)	09/16/25	6 month BP	2.750	(17,225,483)	2,710,906
	ZAR	451,720	(a)	10/27/25	9.200	3 month JIBAR	403	(754,318)
		3,281,540	(a)	12/10/25	10.065	3 month JIBAR	2,587	(896,529)
		1,668,540	(a)	12/11/25	10.455	3 month JIBAR	1,283	587,944
		680,540	(a)	12/14/25	10.300	3 month JIBAR	550	69,229
	EUR	170,580	(a)	12/16/25	1.500	6 month EURO	(1,339,413)	(252,500)
		$654,020	(a)	12/16/25	3 month LIBOR	3.000	(7,568,222)	(1,265,037)
	CAD	107,670	(a)	12/16/25	6 month CDOR	2.500	1,735,430	(1,269,540)
	JPY	96,577,000	(a)	12/16/25	6 month JYOR	1.000	(10,449,551)	(2,486,842)
		78,682,720	(a)	03/16/26	0.500	6 month JYOR	850,445	3,040,387
	EUR	2,209,270	(a)	03/16/26	1.000	6 month EURO	10,833,105	(19,396,959)
		$1,050,700	(a)	03/16/26	3 month LIBOR	2.500	(28,688,305)	2,871,030
	NZD	244,390	(a)	03/16/26	3 month NZDOR	3.500	2,066,810	1,859,523
	SEK	4,050,610	(a)	03/16/26	3 month STIBOR	1.500	4,740,676	4,016,496
	AUD	1,046,890	(a)	03/16/26	3.000	6 month AUDOR	(8,426,482)	922,754
	GBP	147,160	(a)	03/16/26	6 month BP	2.250	(6,708,102)	2,492,439
	EUR	33,840	(a)	03/16/26	6 month EURO	1.000	(145,303)	276,478
		823,760	(a)	03/17/26	1.500	6 month EURO	(10,066,672)	131,151
		$933,200	(a)	03/17/26	3 month LIBOR	2.500	11,307,080	(2,549,744)
	CHF	51,580	(a)	12/15/26	6 month CHFOR	1.000	(251,295)	(30,194)
	GBP	287,240	(a)	12/11/27	2.190	6 month BP	(2,057,785)	(2,255,002)
		$929,200	(a)	06/24/29	3 month LIBOR	3.218	3,564,976	(43,720,168)
		995,830	(a)	09/02/30	3 month LIBOR	3.004	(2,157,520)	(14,364,992)
	GBP	146,390	(a)	12/11/32	6 month BP	2.250	1,726,725	1,372,496
	EUR	996,340	(a)	05/11/35	6 month EURO	1.695	7,755,709	34,293,103
		121,400	(a)	12/17/35	2.250	6 month EURO	865,739	(794,298)
		140	(a)	12/17/35	6 month BP	2.500	(4,164)	3,521
	GBP	31,000		06/08/37	6 month BP	2.100	(1,370,742)	2,143,094
		19,800		04/15/39	6 month BP	2.060	(652,112)	1,283,762
	CAD	58,010	(a)	09/29/40	6 month CDOR	2.835	745,658	(194,330)
	EUR	91,570	(a)	12/19/45	1.750	6 month EURO	19,010	170,295
		$91,150	(a)	12/19/45	2.750	3 month LIBOR	(383,541)	(229,297)
	JPY	12,755,230	(a)	12/19/45	6 month JYOR	2.000	(2,115,494)	38,035
		$161,400	(a)	03/16/46	3 month LIBOR	2.750	(4,985,793)	1,048,860
	GBP	457,970	(a)	03/16/46	6 month BP	2.250	(41,017,228)	28,607,085

TOTAL							$(120,592,994)	$100,790,769

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 7.500% 10/28/27	13,180	(1.000)%	03/20/19	0.724%	$(16,038)	$(102,606)
Barclays Bank PLC		98,670	(1.000)	03/20/19	0.724	(212,916)	(675,297)
Citibank NA		1,072,530	(1.000)	06/20/19	0.781	(3,994,074)	(4,289,349)
		26,690	(1.000)	03/20/19	0.724	(32,478)	(207,782)
		491,600	(1.000)	03/20/19	0.724	(1,622,504)	(2,802,808)
JPMorgan Securities, Inc.		24,020	(1.000)	06/20/19	0.781	(97,774)	(87,739)
		66,660	(1.000)	03/20/19	0.724	(201,953)	(398,111)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.220	4,251	123,581
Barclays Bank PLC	Markit CMBX Series 7	201,100	0.500	01/17/47	1.038	(7,244,995)	100,359
Markit CMBX Series 7		115,400	0.500	10/17/57	1.116	(4,661,881)	(934,623)
Credit Suisse International (London)	Markit CMBX Series 7	166,400	0.500	01/17/47	1.038	(6,275,914)	364,089
Markit CMBX Series 7		24,000	0.500	05/11/63	0.878	(591,106)	38,440
Markit CMBX Series 7		219,500	0.500	10/17/57	1.116	(10,561,191)	(83,808)
JPMorgan Securities, Inc.	Markit CMBX Series 7	435,800	0.500	10/17/57	1.116	(19,360,528)	(1,761,147)
Markit CMBX Series 7		17,700	0.500	01/17/47	1.038	(573,297)	(55,545)
Morgan Stanley & Co. International PLC	Markit CMBX Series 9	61,500	0.500	10/17/57	1.116	(2,762,042)	(220,497)

TOTAL						$(58,204,440)	$(10,992,843)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation		Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2015(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
	CDX North America High Yield Index 25	1,360,900	(5.000)%	12/20/20	4.757%	$6,052,159	$(21,629,405)
Protection Sold:
	CDX North America Investment Grade Index 25	1,863,450	1.000%	12/20/20	0.888	17,076,057	(6,689,393)

TOTAL						$23,128,216	$(28,318,798)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	22,570	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	$51,546	$21,206
Credit Suisse International (London)
	32,142	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 2.064%, Series 13	01/12/44	One month LIBOR	(5,458)	(42,572)
	31,903	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 14	01/12/45	One month LIBOR	115,086	12,343
	144,035	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(1,920,230)	2,214,678
	28,316	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	42,533	48,742
Deutsche Bank AG	158,712	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	(123,797)	635,399
JPMorgan Securities, Inc.
	21,951	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 13	01/12/44	One month LIBOR	(8,218)	(24,583)
	66,324	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 14	01/12/45	One month LIBOR	(860,777)	1,125,695
	68,587	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(380,755)	521,020
	131,813	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	48,849	(273,720)
	29,195	Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	81,468	(84,139)

TOTAL					$(2,959,753)	$4,154,069

#	The Fund receives annual coupon payments in accordance with the swap contracts. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$17,131,856,363

Gross unrealized gain	101,794,477
Gross unrealized loss	(1,008,459,815)

Net unrealized security loss	$(906,665,338)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize[s] gains and losses on these transactions.

iv. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Underlying Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by the Funds subject to the Funds’ agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA.

If the buyer defaults on its commitment to sell back the securities, the Funds could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Funds’ costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Funds’ interest in the amount borrowed is not enforceable, resulting in additional losses to the Funds.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2015:

BOND FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$122,485,981	$—
Mortgage-Backed Obligations	—	142,099,018	1,265,750
U.S. Treasury Obligations and/or Other U.S. Government Agencies	31,285,877	5,553,769	—
Asset-Backed Securities	—	48,342,460	1,797,579
Foreign Debt Obligations	12,695,426	14,838,216	—
Structured Note	—	976,880	—
Municipal Debt Obligations	—	5,503,531	—
Government Guarantee Obligations	—	5,249,644	—
Investment Company	42,068,861	—	—
Short-term Investments	—	3,250,000	—
Total	$86,050,164	$348,299,499	$3,063,329
Liabilities
Reverse Repurchase Agreements	$—	$(983,981)	$—
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	—	(3,993,086)	—
Total	$—	$(4,977,067)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,099,487	$—
Futures Contracts	172,662	—	—
Interest Rate Swap Contracts	—	2,241,041	—
Credit Default Swap Contracts	—	49,487	—
Total	$172,662	$3,390,015	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,458,124)	$—
Futures Contracts	(144,175)	—	—
Interest Rate Swap Contracts	—	(1,687,747)	—
Credit Default Swap Contracts	—	(162,327)	—
Total	$(144,175)	$(3,308,198)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$359,692,821	$—
Mortgage-Backed Obligations	—	371,419,390	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	119,262,319	34,651,557	—
Asset-Backed Securities	—	86,015,139	4,843,477
Foreign Debt Obligations	4,220,272	19,871,732	—
Municipal Debt Obligations	—	9,070,085	—
Government Guarantee Obligations	—	27,440,621	—
Investment Company	28,469,343	—	—
Short-term Investments	—	5,299,704	—
Total	$151,951,934	$913,461,049	$4,843,477
Liabilities
Liabilities
Reverse Repurchase Agreements	$—	$(1,233,225)	$—
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	—	(14,978,554)	—
Total	$—	$(16,211,779)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$47,870,064	$—
Futures Contracts	397,347	—	—
Interest Rate Swap Contracts	—	1,984,905	—
Credit Default Swap Contracts	—	22,761	—
Total	$397,347	$49,877,730	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(57,894,002)	$—
Futures Contracts	(277,565)	—	—
Interest Rate Swap Contracts	—	(1,415,100)	—
Credit Default Swap Contracts	—	(99,593)	—
Total	$(277,565)	$(59,408,695)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$205,513,274	$79,767,663	$—
Corporate Obligations	—	154,950,025	—
Foreign Debt Obligation	—	1,358,289	—
Asset-Backed Securities	—	70,273,653	—
Mortgage-Backed Obligations	—	141,115,014	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	40,240,685	2,582,475	—
Government Guarantee Obligations	3,917,494	9,098,819	—
Short-term Investments	—	10,250,000	—
Total	$249,671,453	$469,395,938	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,188,906)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$4,451,330	$—
Futures Contracts	441,805	—	—
Interest Rate Swap Contracts	—	2,248,792	—
Credit Default Swap Contracts	—	31,299	—
Total	$441,805	$6,731,421	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,719,881)	$—
Futures Contracts(a)	(242,232)	—	—
Interest Rate Swap Contracts(a)	—	(1,410,386)	—
Credit Default Swap Contracts(a)	—	(213,916)	—
Written Options Contracts	—	(5,390)	—
Total	$(242,232)	$(6,349,573)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$3,678,336,587	$—
Mortgage-Backed Obligations	—	2,765,028,754	60,334,088
U.S. Treasury Obligations and/or Other U.S. Government Agencies	486,597,942	45,161,367	—
Asset-Backed Securities	—	3,296,416,338	—
Foreign Debt Obligations	1,046,504,626	2,407,125,257	—
Structured Note	—	4,437,657	—
Municipal Debt Obligations	—	289,057,764	—
Bank Loans	—	941,040,786	49,798,823
Common Stock and/or Other Equity Investments
North America	3,622,500	94,755,935	—
Europe	—	32,160,824	—
Investment Company	203,882,734	—	—
Short-term Investments	—	820,929,043	—
Total	$1,740,607,802	$14,374,450,312	$110,132,911
Liabilities
Reverse Repurchase Agreements	$—	$(44,029,500)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$154,944,964	$—
Futures Contracts	7,746,101	—	—
Interest Rate Swap Contracts	—	232,330,041	—
Credit Default Swap Contracts	—	626,469	—
Total Return Swap Contracts	—	4,579,083	—
Total	$7,746,101	$392,480,557	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(150,307,612)	$—
Futures Contracts	(192,852)	—	—
Interest Rate Swap Contracts	—	(203,974,117)	—
Credit Default Swap Contracts	—	(39,938,110)	—
Total Return Swap Contracts	—	(425,014)	—
Total	$(192,852)	$(394,644,853)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2015, the Global Income Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 4, 2016, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 6,500,000	$6,500,233	$6,655,918

REPURCHASE AGREEMENTS — At December 31, 2015, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amount
BNP Paribas Securities Co.	0.310%	$3,225,079
Citigroup Global Markets, Inc.	0.340	2,591,791
Merrill Lynch & Co., Inc.	0.310	683,130
TOTAL		$6,500,000

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.625%	12/28/16
Federal Home Loan Mortgage Corp.	1.000 to 7.500	07/28/17 to 07/01/45
Federal National Mortgage Association	2.000 to 7.500	04/01/16 to 11/01/45
Government National Mortgage Association	3.000 to 6.000	05/15/18 to 10/20/45
United States Treasury Inflation Protected Securities	1.875	07/15/19
United States Treasury Note	1.000	09/30/19
United States Treasury Stripped Securities	0.000	05/15/34 to 11/15/36

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make a fund more volatile. When a fund uses leverage, the sum of that fund’s investment exposure may significantly exceed the amount of assets invested in the fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required buy applicable law. The use of leverage may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a fund can substantially increase the adverse impact to which the fund’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Global Income Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 25, 2016

*	Print the name and title of each signing officer under his or her signature.